UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments.

Schedule of investments

Optimum Fixed Income Fund
December 31, 2017 (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Asset-Backed Securities – 0.13%
Navient Student Loan Trust
Series 2016-5A A 144A
2.802% (LIBOR01M +
1.25%) 6/25/65 #●	167,423	$170,981
SLM Student Loan Trust
Series 2003-11 A6 144A
2.138% (LIBOR03M +
0.55%) 12/15/25 #●	391,240	392,906
Series 2008-9 A 2.867%
(LIBOR03M + 1.50%)
4/25/23 ●	1,940,839	1,986,000
Series 2012-5 A2 1.628%
(LIBOR01M + 0.30%)
6/25/19 ●	31,309	31,313
Total Agency Asset-Backed
Securities (cost $2,547,785)		2,581,200

Agency Collateralized Mortgage Obligations – 7.37%
Fannie Mae Connecticut
Avenue Securities
Series 2016-C03 1M1
3.552% (LIBOR01M +
2.00%) 10/25/28 ●	69,890	71,003
Series 2016-C04 1M1
3.002% (LIBOR01M +
1.45%) 1/25/29 ●	40,415	40,808
Series 2017-C01 1M1
2.852% (LIBOR01M +
1.30%) 7/25/29 ●	30,753	31,068
Series 2017-C04 2M2
4.402% (LIBOR01M +
2.85%) 11/25/29 ●	420,000	436,614
Fannie Mae Grantor Trust
Series 1999-T2 A1
7.50% 1/19/39 ●	8,439	9,291
Series 2002-T4 A3
7.50% 12/25/41	29,923	33,530
Series 2004-T1 1A2
6.50% 1/25/44	9,575	10,830
Fannie Mae Interest Strip
Series 409 C3
3.00% 5/25/27 ∑	689,940	59,903
Series 419 C3
3.00% 11/25/43 ∑	415,821	81,841
Fannie Mae REMIC Trust
Series 2004-W4 A5
5.50% 6/25/34	415,175	425,928
Series 2004-W11 1A2
6.50% 5/25/44	49,748	56,473
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	5,750	6,449
Series 1999-19 PH
6.00% 5/25/29	103,979	114,219
Series 2001-14 Z
6.00% 5/25/31	6,236	6,765
Series 2002-90 A1
6.50% 6/25/42	8,445	9,654
Series 2002-90 A2
6.50% 11/25/42	27,878	31,526
Series 2004-W15 1A1
6.00% 8/25/44	43,947	48,852
Series 2005-70 PA
5.50% 8/25/35	56,673	63,035
Series 2005-110 MB
5.50% 9/25/35	42,897	44,454
Series 2007-30 OE
1.909% 4/25/37 Ω^	3,198,812	2,643,871
Series 2008-15 SB
5.048% (6.60% minus
LIBOR01M, Cap 6.60%,
Floor 0.00%) 8/25/36 ∑●	129,554	23,468
Series 2008-24 ZA
5.00% 4/25/38	12,222,838	13,182,949
Series 2009-2 AS
4.148% (5.70% minus
LIBOR01M, Cap 5.70%,
Floor 0.00%) 2/25/39 ∑●	874,142	93,190
Series 2009-68 SA
5.198% (6.75% minus
LIBOR01M, Cap 6.75%,
Floor 0.00%) 9/25/39 ∑●	255,048	41,499
Series 2009-94 AC
5.00% 11/25/39	159,700	171,957
Series 2010-41 PN
4.50% 4/25/40	475,000	502,273
Series 2010-43 HJ
5.50% 5/25/40	90,132	99,216
Series 2010-96 DC
4.00% 9/25/25	372,805	395,665
Series 2010-123 FE
2.032% (LIBOR01M +
0.48%) 11/25/40 ●	1,993,004	2,005,764
Series 2010-129 SM
4.448% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 11/25/40 ∑●	979,622	141,575
Series 2011-118 DC
4.00% 11/25/41	1,120,269	1,157,551

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 1

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2012-98 MI
3.00% 8/25/31 ∑	1,399,047	$157,284
Series 2012-99 AI
3.50% 5/25/39 ∑	482,103	49,155
Series 2012-122 SD
4.548% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 11/25/42 ∑●	1,362,137	259,995
Series 2012-115 MI
3.50% 3/25/42 ∑	259,991	31,793
Series 2012-120 WI
3.00% 11/25/27 ∑	1,131,117	110,049
Series 2012-132 AI
3.00% 12/25/27 ∑	1,551,183	146,671
Series 2012-137 AI
3.00% 12/25/27 ∑	531,034	49,044
Series 2012-139 NS
5.148% (6.70% minus
LIBOR01M, Cap 6.70%,
Floor 0.00%) 12/25/42 ∑●	1,864,012	429,354
Series 2012-150 DI
3.00% 1/25/28 ∑	1,721,410	167,426
Series 2013-2 CS
4.598% (6.15% minus
LIBOR01M, Cap 6.15%,
Floor 0.00%) 2/25/43 ∑●	1,364,821	258,985
Series 2013-7 EI
3.00% 10/25/40 ∑	774,950	103,961
Series 2013-26 ID
3.00% 4/25/33 ∑	753,754	107,996
Series 2013-38 AI
3.00% 4/25/33 ∑	721,288	102,639
Series 2013-41 HI
3.00% 2/25/33 ∑	1,431,957	161,097
Series 2013-43 IX
4.00% 5/25/43 ∑	4,175,408	991,425
Series 2013-44 DI
3.00% 5/25/33 ∑	2,272,351	326,909
Series 2013-45 PI
3.00% 5/25/33 ∑	148,012	21,125
Series 2013-55 AI
3.00% 6/25/33 ∑	1,782,570	258,563
Series 2013-59 PY
2.50% 6/25/43	110,000	101,719
Series 2013-69 IJ
3.00% 7/25/33 ∑	334,796	46,958
Series 2013-87 IW
2.50% 6/25/28 ∑	4,122,272	323,202
Series 2013-92 SA
4.398% (5.95% minus
LIBOR01M, Cap 5.95%,
Floor 0.00%) 9/25/43 ∑●	2,123,740	417,591
Series 2013-103 SK
4.368% (5.92% minus
LIBOR01M, Cap 5.92%,
Floor 0.00%) 10/25/43 ∑●	1,781,284	391,465
Series 2013-101 HS
4.948% (6.50% minus
LIBOR01M, Cap 6.50%,
Floor 0.00%) 10/25/43 ∑●	666,924	158,984
Series 2014-36 ZE
3.00% 6/25/44	675,798	632,937
Series 2014-68 BS
4.598% (6.15% minus
LIBOR01M, Cap 6.15%,
Floor 0.00%) 11/25/44 ∑●	1,395,038	262,951
Series 2014-90 SA
4.598% (6.15% minus
LIBOR01M, Cap 6.15%,
Floor 0.00%) 1/25/45 ∑●	7,256,133	1,361,531
Series 2015-27 SA
4.898% (6.45% minus
LIBOR01M, Cap 6.45%,
Floor 0.00%) 5/25/45 ∑●	522,218	110,480
Series 2015-40 GZ
3.50% 5/25/45	438,889	431,228
Series 2015-43 PZ
3.50% 6/25/45	459,684	471,079
Series 2015-44 Z
3.00% 9/25/43	1,662,549	1,615,373
Series 2015-89 AZ
3.50% 12/25/45	157,027	154,092
Series 2015-95 SH
4.448% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 1/25/46 ∑●	1,324,919	290,083
Series 2016-6 AI
3.50% 4/25/34 ∑	1,108,165	139,095
Series 2016-33 DI
3.50% 6/25/36 ∑	2,185,543	323,242
Series 2016-30 CI
3.00% 5/25/36 ∑	888,472	125,738
Series 2016-36 SB
4.448% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 3/25/43 ∑●	711,904	111,331
Series 2016-40 IO
3.50% 7/25/36 ∑	294,171	45,695

2 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-40 ZC
3.00% 7/25/46	348,308	$326,013
Series 2016-50 IB
3.00% 2/25/46 ∑	133,123	19,910
Series 2016-51 LI
3.00% 8/25/46 ∑	2,749,586	414,741
Series 2016-55 SK
4.448% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 8/25/46 ∑●	1,108,577	237,084
Series 2016-62 SA
4.448% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 9/25/46 ∑●	2,181,493	488,571
Series 2016-64 CI
3.50% 7/25/43 ∑	1,075,590	138,666
Series 2016-74 GS
4.448% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 10/25/46 ∑●	1,468,426	349,698
Series 2016-79 JS
4.498% (6.05% minus
LIBOR01M, Cap 6.05%,
Floor 0.00%) 11/25/46 ∑●	1,109,582	232,084
Series 2016-85 SA
4.448% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 11/25/46 ∑●	2,275,556	513,833
Series 2016-99 DI
3.50% 1/25/46 ∑	639,875	105,413
Series 2016-105 SA
4.448% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 1/25/47 ∑●	1,438,728	312,434
Series 2017-1 EI
3.50% 9/25/35 ∑	470,947	73,932
Series 2017-4 AI
3.50% 5/25/41 ∑	1,133,301	143,537
Series 2017-4 BI
3.50% 5/25/41 ∑	651,831	97,483
Series 2017-6 NI
3.50% 3/25/46 ∑	131,696	21,431
Series 2017-8 BZ
3.00% 2/25/47	1,104,935	1,023,947
Series 2017-8 SG
4.448% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 2/25/47 ∑●	1,854,103	392,761
Series 2017-11 EI
3.00% 3/25/42 ∑	1,850,413	259,642
Series 2017-12 JI
3.50% 5/25/40 ∑	594,375	85,161
Series 2017-16 SM
4.498% (6.05% minus
LIBOR01M, Cap 6.05%,
Floor 0.00%) 3/25/47 ∑●	2,227,555	463,443
Series 2017-16 WI
3.00% 1/25/45 ∑	399,495	54,815
Series 2017-16 YT
3.00% 7/25/46	19,000	18,923
Series 2017-21 ZD
3.50% 4/25/47	393,172	391,398
Series 2017-25 BL
3.00% 4/25/47	157,000	149,575
Series 2017-25 GS
5.148% (6.70% minus
LIBOR01M, Cap 6.70%,
Floor 0.00%) 4/25/47 ∑●	141,073	21,968
Series 2017-26 VZ
3.00% 4/25/47	911,249	859,686
Series 2017-39 CY
3.50% 5/25/47	904,000	902,264
Series 2017-40 GZ
3.50% 5/25/47	338,803	344,600
Series 2017-45 JZ
3.00% 6/25/47	117,028	104,514
Series 2017-45 ZK
3.50% 6/25/47	250,046	248,913
Series 2017-46 VG
3.50% 4/25/38	201,000	205,267
Series 2017-61 SB
4.598% (6.15% minus
LIBOR01M, Cap 6.15%,
Floor 0.00%) 8/25/47 ∑●	3,011,100	660,488
Series 2017-69 SG
4.598% (6.15% minus
LIBOR01M, Cap 6.15%,
Floor 0.00%) 9/25/47 ∑●	1,502,761	316,369
Series 2017-77 HZ
3.50% 10/25/47	481,186	494,018
Series 2017-95 FA
1.592% (LIBOR01M +
0.35%) 11/25/47 ●	942,055	942,166
Series 2017-94 CZ
3.50% 11/25/47	301,753	300,360
Series 2017-96 EZ
3.50% 12/25/47	535,558	531,900
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24	26,424	28,869

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 3

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 2165 PE
6.00% 6/15/29	81,701	$90,049
Series 2326 ZQ
6.50% 6/15/31	45,691	50,932
Series 3143 BC
5.50% 2/15/36	1,929,822	2,102,656
Series 3289 SA
5.273% (6.75% minus
LIBOR01M, Cap 6.75%,
Floor 0.00%) 3/15/37 ∑●	950,451	163,895
Series 3656 PM
5.00% 4/15/40	592,100	644,209
Series 4050 EI
4.00% 2/15/39 ∑	1,155,888	128,990
Series 4065 DE
3.00% 6/15/32	120,000	121,116
Series 4096 EI
3.00% 8/15/27 ∑	1,517,403	143,716
Series 4101 WI
3.50% 8/15/32 ∑	618,153	95,620
Series 4109 AI
3.00% 7/15/31 ∑	2,613,046	299,095
Series 4120 IK
3.00% 10/15/32 ∑	2,149,033	293,841
Series 4123 DI
3.00% 10/15/27 ∑	3,419,509	307,142
Series 4135 AI
3.50% 11/15/42 ∑	1,065,706	219,703
Series 4146 IA
3.50% 12/15/32 ∑	1,098,777	173,282
Series 4150 UI
3.50% 8/15/32 ∑	1,819,139	196,156
Series 4159 KS
4.673% (6.15% minus
LIBOR01M, Cap 6.15%,
Floor 0.00%) 1/15/43 ∑●	1,012,253	219,748
Series 4161 IM
3.50% 2/15/43 ∑	332,965	73,773
Series 4181 DI
2.50% 3/15/33 ∑	712,714	89,142
Series 4184 GS
4.643% (6.12% minus
LIBOR01M, Cap 6.12%,
Floor 0.00%) 3/15/43 ∑●	1,176,119	250,945
Series 4185 LI
3.00% 3/15/33 ∑	563,172	80,650
Series 4191 CI
3.00% 4/15/33 ∑	236,103	33,938
Series 4216 KI
3.50% 6/15/28 ∑	1,392,945	143,066
Series 4342 CI
3.00% 11/15/33 ∑	417,263	51,488
Series 4435 DY
3.00% 2/15/35	1,305,000	1,305,151
Series 4448 TS
1.931% 5/15/40 ∑●	4,095,408	245,342
Series 4453 DI
3.50% 11/15/33 ∑	525,066	68,424
Series 4464 DA
2.50% 1/15/43	181,604	172,064
Series 4494 SA
4.703% (6.18% minus
LIBOR01M, Cap 6.18%,
Floor 0.00%) 7/15/45 ∑●	299,774	62,620
Series 4504 IO
3.50% 5/15/42 ∑	518,167	57,391
Series 4527 CI
3.50% 2/15/44 ∑	1,415,312	240,420
Series 4543 HI
3.00% 4/15/44 ∑	586,773	92,362
Series 4581 LI
3.00% 5/15/36 ∑	532,090	74,437
Series 4592 WT
5.50% 6/15/46	2,097,406	2,318,547
Series 4594 SG
4.523% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 6/15/46 ∑●	3,237,890	738,707
Series 4600 WI
3.50% 5/15/36 ∑	950,976	161,519
Series 4601 IN
3.50% 7/15/46 ∑	5,371,498	1,058,476
Series 4610 IB
3.00% 6/15/41 ∑	3,356,153	388,250
Series 4614 HB
2.50% 9/15/46	605,000	558,303
Series 4618 SA
4.523% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 9/15/46 ∑●	676,453	156,400
Series 4623 LZ
2.50% 10/15/46	531,256	465,363
Series 4623 MW
2.50% 10/15/46	610,000	570,254
Series 4625 BI
3.50% 6/15/46 ∑	2,108,615	437,635
Series 4625 PZ
3.00% 6/15/46	277,534	263,283

4 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4631 GS
4.523% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 11/15/46 ∑●	2,309,652	$502,123
Series 4631 LJ
3.00% 3/15/41	168,000	167,294
Series 4636 NZ
3.00% 12/15/46	682,135	653,336
Series 4644 GI
3.50% 5/15/40 ∑	820,751	114,685
Series 4648 MZ
3.00% 6/15/46	118,202	113,271
Series 4648 SA
4.523% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 1/15/47 ∑●	1,593,457	340,778
Series 4650 JE
3.00% 7/15/46	112,000	108,079
Series 4655 WI
3.50% 8/15/43 ∑	639,131	105,451
Series 4657 JZ
3.50% 2/15/47	132,812	138,509
Series 4657 NW
3.00% 4/15/45	146,000	145,371
Series 4657 PS
4.523% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 2/15/47 ∑●	1,640,590	344,378
Series 4660 GI
3.00% 8/15/43 ∑	478,641	77,956
Series 4663 AI
3.00% 3/15/42 ∑	1,141,083	146,352
Series 4663 HZ
3.50% 3/15/47	157,063	156,871
Series 4664 ZC
3.00% 9/15/45	115,568	112,301
Series 4665 NI
3.50% 7/15/41 ∑	3,396,953	409,725
Series 4673 WI
3.50% 9/15/43 ∑	822,591	112,845
Series 4675 KS
4.523% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 4/15/47 ∑●	1,289,375	280,983
Series 4676 KZ
2.50% 7/15/45	340,624	301,629
Series 4681 WI
1.566% 8/15/33 ∑●	4,248,462	284,593
Series 4690 WI
3.50% 12/15/43 ∑	1,070,742	160,976
Series 4693 EI
3.50% 8/15/42 ∑	565,203	76,186
Series 4700 WI
3.50% 1/15/44 ∑	1,456,735	209,744
Series 4703 CI
3.50% 7/15/42 ∑	1,680,719	199,057
Freddie Mac Strips
Series 267 S5
4.523% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 8/15/42 ∑●	1,449,682	281,459
Series 299 S1
4.523% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 1/15/43 ∑●	1,112,313	208,164
Series 319 S2
4.523% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 11/15/43 ∑●	443,650	94,165
Series 326 S2
4.473% (5.95% minus
LIBOR01M, Cap 5.95%,
Floor 0.00%) 3/15/44 ∑●	1,123,992	215,888
Series 337 S1
4.573% (6.05% minus
LIBOR01M, Cap 6.05%,
Floor 0.00%) 9/15/44 ∑●	980,402	194,100
Series 350 S5
1.747% 9/15/40 ∑●	2,040,710	104,090
Freddie Mac Structured
Agency Credit Risk Debt
Notes
Series 2016-DNA3 M1
2.652% (LIBOR01M +
1.10%) 12/25/28 ●	82,070	82,192
Series 2017-DNA1 M2
4.802% (LIBOR01M +
3.25%) 7/25/29 ●	750,000	803,734
Series 2017-DNA3 M2
4.052% (LIBOR01M +
2.50%) 3/25/30 ●	315,000	326,245
Series 2017-HQA3 M2
3.902% (LIBOR01M +
2.35%) 4/25/30 ●	790,000	808,774
Freddie Mac Structured Pass
Through Certificates
Series T-54 2A
6.50% 2/25/43 ⧫	14,825	17,217
Series T-58 2A
6.50% 9/25/43 ⧫	7,526	8,590

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 5

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2008-65 SB
4.499% (6.00% minus
LIBOR01M, Cap 6.00%,
Floor 0.00%) 8/20/38 ∑●	761,764	$95,249
Series 2009-2 SE
4.319% (5.82% minus
LIBOR01M, Cap 5.82%,
Floor 0.00%) 1/20/39 ∑●	2,318,302	295,419
Series 2010-113 KE
4.50% 9/20/40	1,170,000	1,261,134
Series 2011-H21 FT
2.13% (H15T1Y + 0.70%)
10/20/61 ●	9,634,568	9,719,597
Series 2011-H23 FA
1.943% (LIBOR01M +
0.70%) 10/20/61 ●	6,339,996	6,373,549
Series 2012-136 MX
2.00% 11/20/42	240,000	211,862
Series 2012-H08 FB
1.843% (LIBOR01M +
0.60%) 3/20/62 ●	1,048,601	1,051,406
Series 2012-H18 NA
1.763% (LIBOR01M +
0.52%) 8/20/62 ●	603,142	603,405
Series 2012-H29 SA
1.758% (LIBOR01M +
0.515%) 10/20/62 ●	4,849,281	4,853,517
Series 2013-113 AZ
3.00% 8/20/43	1,713,659	1,665,614
Series 2013-113 LY
3.00% 5/20/43	173,000	173,343
Series 2015-64 GZ
2.00% 5/20/45	644,423	540,035
Series 2015-74 CI
3.00% 10/16/39 ∑	1,171,481	152,972
Series 2015-133 AL
3.00% 5/20/45	1,725,000	1,745,216
Series 2015-142 AI
4.00% 2/20/44 ∑	359,046	45,724
Series 2015-H10 FA
1.843% (LIBOR01M +
0.60%) 4/20/65 ●	14,638,347	14,638,360
Series 2015-H11 FC
1.793% (LIBOR01M +
0.55%) 5/20/65 ●	1,842,754	1,838,688
Series 2015-H12 FB
1.843% (LIBOR01M +
0.60%) 5/20/65 ●	7,488,584	7,488,439
Series 2015-H20 FB
1.843% (LIBOR01M +
0.60%) 8/20/65 ●	1,922,290	1,922,333
Series 2015-H30 FD
1.843% (LIBOR01M +
0.60%) 10/20/65 ●	158,926	159,422
Series 2016-89 QS
4.549% (6.05% minus
LIBOR01M, Cap 6.05%,
Floor 0.00%) 7/20/46 ∑●	1,029,868	240,121
Series 2016-108 SK
4.549% (6.05% minus
LIBOR01M, Cap 6.05%,
Floor 0.00%) 8/20/46 ∑●	1,708,267	369,172
Series 2016-111 PB
2.50% 8/20/46	579,000	530,766
Series 2016-115 SA
4.599% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 8/20/46 ∑●	3,028,858	660,792
Series 2016-116 GI
3.50% 11/20/44 ∑	2,097,727	366,165
Series 2016-118 DI
3.50% 3/20/43 ∑	2,367,038	363,775
Series 2016-118 ES
4.599% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 9/20/46 ∑●	1,057,350	250,586
Series 2016-120 AS
4.599% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 9/20/46 ∑●	1,810,665	416,370
Series 2016-120 NS
4.599% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 9/20/46 ∑●	2,447,266	564,481
Series 2016-121 JS
4.599% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 9/20/46 ∑●	1,787,244	415,797
Series 2016-126 NS
4.599% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 9/20/46 ∑●	1,204,252	281,416
Series 2016-134 MW
3.00% 10/20/46	98,000	99,785
Series 2016-147 ST
4.549% (6.05% minus
LIBOR01M, Cap 6.05%,
Floor 0.00%) 10/20/46 ∑●	1,146,966	254,416
Series 2016-149 GI
4.00% 11/20/46 ∑	1,086,286	244,741
Series 2016-156 PB
2.00% 11/20/46	362,000	299,293

6 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2016-160 GI
3.50% 11/20/46 ∑	1,443,317	$337,259
Series 2016-160 GS
4.599% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 11/20/46 ∑●	3,319,664	755,232
Series 2016-160 VZ
2.50% 11/20/46	178,772	154,070
Series 2016-163 MI
3.50% 11/20/46 ∑	1,113,832	128,205
Series 2016-163 PI
3.50% 5/20/43 ∑	3,004,422	490,212
Series 2016-163 XI
3.00% 10/20/46 ∑	1,659,995	225,089
Series 2016-171 IP
3.00% 3/20/46 ∑	1,491,834	233,386
Series 2016-H06 FD
2.163% (LIBOR01M +
0.92%) 7/20/65 ●	1,908,855	1,935,826
Series 2017-4 BW
3.00% 1/20/47	106,000	105,248
Series 2017-10 IB
4.00% 1/20/47 ∑	1,360,918	286,478
Series 2017-10 KZ
3.00% 1/20/47	123,342	115,556
Series 2017-18 QI
4.00% 3/16/41 ∑	1,145,756	203,814
Series 2017-18 QS
4.609% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 2/16/47 ∑●	1,373,976	293,245
Series 2017-25 CZ
3.50% 2/20/47	466,387	474,690
Series 2017-26 SA
4.599% (6.10% minus
LIBOR01M, Cap 6.10%,
Floor 0.00%) 2/20/47 ∑●	1,387,929	283,319
Series 2017-34 DY
3.50% 3/20/47	230,000	228,001
Series 2017-56 JZ
3.00% 4/20/47	275,447	264,318
Series 2017-56 QS
4.649% (6.15% minus
LIBOR01M, Cap 6.15%,
Floor 0.00%) 4/20/47 ∑●	1,839,596	370,946
Series 2017-68 SB
4.649% (6.15% minus
LIBOR01M, Cap 6.15%,
Floor 0.00%) 5/20/47 ∑●	2,802,870	509,145
Series 2017-80 AS
4.699% (6.20% minus
LIBOR01M, Cap 6.20%,
Floor 0.00%) 5/20/47 ∑●	3,569,088	747,623
Series 2017-91 SM
4.699% (6.20% minus
LIBOR01M, Cap 6.20%,
Floor 0.00%) 6/20/47 ∑●	98,936	21,567
Series 2017-101 AI
4.00% 7/20/47 ∑	862,892	165,258
Series 2017-101 KS
4.699% (6.20% minus
LIBOR01M, Cap 6.20%,
Floor 0.00%) 7/20/47 ∑●	1,414,552	297,400
Series 2017-101 SK
4.699% (6.20% minus
LIBOR01M, Cap 6.20%,
Floor 0.00%) 7/20/47 ∑●	3,576,443	740,739
Series 2017-101 TI
4.00% 3/20/44 ∑	1,348,088	211,054
Series 2017-107 QZ
3.00% 8/20/45	219,726	209,028
Series 2017-107 T
3.00% 1/20/47	614,000	615,004
Series 2017-113 LB
3.00% 7/20/47	595,000	571,522
Series 2017-114 IK
4.00% 10/20/44 ∑	1,932,534	403,113
Series 2017-117 SD
4.699% (6.20% minus
LIBOR01M, Cap 6.20%,
Floor 0.00%) 8/20/47 ∑●	99,079	21,551
Series 2017-120 QS
4.699% (6.20% minus
LIBOR01M, Cap 6.20%,
Floor 0.00%) 8/20/47 ∑●	1,534,766	349,141
Series 2017-130 YJ
2.50% 8/20/47	270,000	250,963
Series 2017-134 ES
4.699% (6.20% minus
LIBOR01M, Cap 6.20%,
Floor 0.00%) 9/20/47 ∑●	851,399	173,936
Series 2017-137 CZ
3.00% 9/20/47	1,300,707	1,217,299
Series 2017-141 JS
4.699% (6.20% minus
LIBOR01M, Cap 6.20%,
Floor 0.00%) 9/20/47 ∑●	1,319,952	296,622
Series 2017-156 LP
2.50% 10/20/47	159,000	141,571

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 7

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-163 ZK
3.50% 11/20/47	3,312,226	$3,290,894
Total Agency Collateralized
Mortgage Obligations
(cost $149,240,292)		146,691,838

Agency Commercial Mortgage-Backed Securities – 0.61%
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series KS03 A4 3.161%
5/25/25 ⧫●	920,000	939,220
FREMF Mortgage Trust
Series 2011-K10 B 144A
4.622% 11/25/49 #●	550,000	572,028
Series 2011-K12 B 144A
4.344% 1/25/46 #●	685,000	716,809
Series 2011-K15 B 144A
4.948% 8/25/44 #●	75,000	79,843
Series 2011-K704 B 144A
4.536% 10/25/30 #●	650,000	656,538
Series 2012-K22 B 144A
3.686% 8/25/45 #●	665,000	679,438
Series 2012-K23 B 144A
3.655% 10/25/45 #●	1,500,000	1,531,281
Series 2012-K708 B 144A
3.75% 2/25/45 #●	885,000	894,916
Series 2013-K32 B 144A
3.537% 10/25/46 #●	510,000	522,493
Series 2013-K33 B 144A
3.501% 8/25/46 #●	505,000	508,803
Series 2013-K712 B 144A
3.362% 5/25/45 #●	470,000	474,117
Series 2013-K713 B 144A
3.165% 4/25/46 #●	285,000	286,512
Series 2013-K713 C 144A
3.165% 4/25/46 #●	945,000	941,486
Series 2014-K41 B 144A
3.832% 11/25/47 #●	1,245,000	1,272,506
Series 2014-K716 B 144A
3.95% 8/25/47 #●	500,000	513,274
Series 2015-K49 B 144A
3.721% 10/25/48 #●	840,000	848,328
Series 2017-K71 B 144A
3.753% 11/25/50 #●	470,000	463,398
Series 2017-K729 B 144A
3.675% 11/25/49 #●	310,000	306,741
Total Agency Commercial
Mortgage-Backed Securities
(cost $12,252,126)		12,207,731

Agency Mortgage-Backed Securities – 14.46%
Fannie Mae
5.50% 3/1/37	10,482	10,942
5.50% 7/1/37	32,542	33,725
Fannie Mae ARM
2.903% (LIBOR12M +
1.60%) 7/1/45 ●	227,323	229,750
3.047% (LIBOR12M +
1.559%) 4/1/44 ●	1,014,518	1,031,402
3.17% (LIBOR12M +
1.42%) 7/1/37 ●	49,527	51,758
3.45% (LIBOR12M +
1.70%) 8/1/37 ●	34,927	34,685
3.58% (LIBOR12M +
1.83%) 8/1/35 ●	10,464	11,015
Fannie Mae FHAVA
4.50% 7/1/40	487,827	520,868
Fannie Mae S.F. 15 yr
4.50% 8/1/18	5,437	5,527
4.50% 7/1/20	38,809	39,449
Fannie Mae S.F. 30 yr
3.00% 4/1/43	1,337,979	1,345,457
4.00% 10/1/40	24,085	25,311
4.00% 11/1/40	135,073	142,000
4.50% 5/1/35	84,167	90,041
4.50% 8/1/35	160,344	171,328
4.50% 9/1/35	151,932	162,346
4.50% 5/1/39	582,039	623,088
4.50% 11/1/39	410,369	444,958
4.50% 6/1/40	456,857	493,687
4.50% 8/1/40	127,492	137,199
4.50% 4/1/41	72,178	77,355
4.50% 10/1/43	608,098	656,095
4.50% 10/1/44	339,991	366,262
4.50% 3/1/46	745,927	799,927
4.50% 5/1/46	1,757,185	1,889,229
4.50% 7/1/46	1,183,948	1,267,346
5.00% 3/1/34	2,479	2,686
5.00% 4/1/34	15,475	16,812
5.00% 8/1/34	23,867	25,863
5.00% 4/1/35	7,248	7,910
5.00% 12/1/37	3,002	3,232
5.00% 3/1/38	139,226	149,974
5.00% 6/1/38	7,085	7,620
5.00% 2/1/39	4,191	4,500
5.00% 5/1/40	96,822	104,510
5.00% 6/1/44	1,114,718	1,221,704
5.50% 12/1/33	14,972	16,483
5.50% 2/1/35	352,057	393,264
5.50% 3/1/38	95,663	105,491
5.50% 6/1/39	306,208	338,277

8 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 9/1/41	500,166	$560,312
5.50% 5/1/44	13,569,084	15,064,896
6.00% 9/1/36	158,334	181,130
6.00% 12/1/36	22,125	25,003
6.00% 6/1/37	12,188	13,794
6.00% 7/1/37	8,523	9,546
6.00% 8/1/38	72,020	80,470
6.00% 9/1/38	444,531	499,398
6.00% 10/1/38	111,212	125,366
6.00% 11/1/38	52,257	59,112
6.00% 12/1/38	143,083	161,650
6.00% 10/1/39	1,075,211	1,220,632
6.00% 11/1/40	35,549	40,344
6.00% 5/1/41	227,248	256,382
6.00% 7/1/41	2,999,940	3,389,164
6.00% 7/1/41	374,020	424,315
6.50% 11/1/33	3,952	4,380
6.50% 2/1/36	40,447	45,221
6.50% 3/1/36	59,627	66,094
6.50% 6/1/36	154,442	174,238
6.50% 2/1/38	27,271	30,272
6.50% 11/1/38	8,105	9,208
6.50% 3/1/40	1,168,050	1,322,674
6.50% 5/1/40	213,369	238,047
7.50% 3/1/32	304	342
7.50% 4/1/32	1,455	1,632
Fannie Mae S.F. 30 yr TBA
3.00% 2/1/48	48,600,000	48,543,274
3.50% 2/1/48	78,800,000	80,821,961
3.50% 3/1/48	5,000,000	5,120,093
4.00% 1/1/48	76,000,000	79,518,800
4.00% 2/1/48	2,100,000	2,194,277
4.50% 1/1/48	6,100,000	6,489,790
4.50% 2/1/48	2,836,000	3,013,675
Freddie Mac ARM
2.559% (LIBOR12M +
1.63%) 10/1/46 ●	627,222	626,982
2.919% (LIBOR12M +
1.63%) 10/1/45 ●	470,122	476,483
3.933% (LIBOR12M +
2.18%) 5/1/37 ●	209,757	223,128
5.433% (LIBOR12M +
1.625%) 2/1/38 ●	32,964	34,516
Freddie Mac S.F. 20 yr
5.50% 10/1/23	28,222	30,831
5.50% 8/1/24	10,902	11,912
Freddie Mac S.F. 30 yr
4.50% 4/1/39	68,695	73,699
4.50% 7/1/42	650,735	700,283
4.50% 12/1/43	150,798	161,797
4.50% 8/1/44	885,542	946,010
5.00% 5/1/41	455,202	497,056
5.00% 12/1/41	414,663	453,904
5.00% 4/1/44	483,551	527,654
5.50% 3/1/34	27,073	29,991
5.50% 12/1/34	24,176	26,854
5.50% 12/1/35	23,562	26,236
5.50% 11/1/36	30,366	33,691
5.50% 12/1/36	6,396	7,081
5.50% 4/1/38	126,972	140,320
5.50% 6/1/38	18,625	20,562
5.50% 1/1/39	129,671	143,374
5.50% 6/1/39	160,848	177,794
5.50% 3/1/40	73,388	81,161
5.50% 8/1/40	280,668	310,148
5.50% 1/1/41	81,600	90,232
5.50% 6/1/41	1,493,123	1,650,351
6.00% 2/1/36	195,937	220,494
6.00% 3/1/36	187,567	212,303
6.00% 9/1/37	76,137	85,375
6.00% 1/1/38	28,734	32,203
6.00% 6/1/38	79,744	89,942
6.00% 8/1/38	129,158	146,179
6.00% 5/1/40	217,411	245,322
6.00% 7/1/40	478,447	539,437
6.50% 11/1/33	26,074	28,910
6.50% 1/1/35	95,762	110,700
6.50% 8/1/38	13,494	14,947
6.50% 4/1/39	126,254	141,066
7.00% 1/1/38	21,739	24,152
Freddie Mac S.F. 30 yr TBA
3.50% 2/1/48	6,000,000	6,154,556
GNMA I S.F. 30 yr
5.50% 2/15/41	262,996	289,405
7.00% 12/15/34	146,917	170,331
GNMA II S.F. 30 yr
5.00% 9/20/46	83,883	90,379
5.50% 5/20/37	211,207	232,410
5.50% 4/20/40	159,783	172,643
6.00% 4/20/34	4,778	5,214
6.00% 2/20/39	201,546	222,745
6.00% 10/20/39	355,751	393,174
6.00% 2/20/40	796,195	883,611
6.00% 4/20/46	244,904	271,695
6.50% 10/20/39	310,351	344,766

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 9

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr TBA
4.00% 1/20/48	6,000,000	$6,258,000
Total Agency Mortgage-Backed
Securities (cost $287,225,379)		287,646,577

Agency Obligation – 0.12%
Federal Home Loan Mortgage
2.25% 11/24/20	2,300,000	2,304,071
Total Agency Obligation
(cost $2,305,419)		2,304,071

Collateralized Debt Obligations – 4.68%
Allegro CLO VI
Series 2017-2A A 144A
0.00% (1.13% minus
LIBOR03M, Cap 1.13%,
Floor 1.13%) 1/16/30 #●	400,000	400,000
AMMC CLO 16
Series 2015-16A AR 144A
2.619% (LIBOR03M +
1.26%) 4/14/29 #●	145,000	146,203
AMMC CLO 21
Series 2017-21A A 144A
2.637% (LIBOR03M +
1.25%) 11/2/30 #●	2,400,000	2,412,000
AMMC CLO XII
Series 2013-12A AR 144A
2.61% (LIBOR03M +
1.20%) 11/10/30 #●	2,000,000	2,011,200
AMMC CLO XIII
Series 2013-13A A1LR
144A 2.625% (LIBOR03M
+ 1.26%) 7/24/29 #●	1,500,000	1,515,960
Apex Credit CLO
Series 2015-2A AX 144A
2.803% (LIBOR03M +
1.45%) 10/19/26 #●	120,000	120,319
Series 2017-1A A1 144A
2.835% (LIBOR03M +
1.47%) 4/24/29 #●	1,275,000	1,280,998
Arbor Realty CLO
Series 2017-FL3 A 144A
2.233% (LIBOR01M +
0.99%) 12/15/27 #●	250,000	250,001
Atlas Senior Loan Fund VI
Series 2014-6A AR 144A
2.609% (LIBOR03M +
1.25%) 10/15/26 #●	2,500,000	2,514,550
Atrium XII
Series 12A AR 144A
2.203% (LIBOR03M +
0.83%) 4/22/27 #●	2,500,000	2,498,740
Atrium XIII
Series 13A A1 144A
2.621% (LIBOR03M +
1.18%) 11/21/30 #●	250,000	251,450
Avery Point VI CLO
Series 2015-6A A 144A
2.841% (LIBOR03M +
1.45%) 8/5/27 #●	250,000	250,596
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A
2.853% (LIBOR03M +
1.49%) 1/20/29 #●	2,400,000	2,436,586
Blue Hill CLO
Series 2013-1A AR 144A
2.539% (LIBOR03M +
1.18%) 1/15/26 #●	1,500,000	1,508,429
BlueMountain CLO
Series 2015-1A A1R 144A
2.689% (LIBOR03M +
1.33%) 4/13/27 #●	400,000	399,896
Series 2015-2A A1 144A
2.784% (LIBOR03M +
1.43%) 7/18/27 #●	710,000	712,976
Carlyle Global Market
Strategies CLO
Series 2014-3A A1AR
144A 2.524% (LIBOR03M
+ 1.15%) 7/27/26 #●	1,900,000	1,899,485
Series 2014-5A A1R 144A
2.499% (LIBOR03M +
1.14%) 10/16/25 #●	400,000	401,239
Catamaran CLO 2013-1
Series 2013-1A AR 144A
2.363% (LIBOR03M +
0.85%) 1/27/28 #●	3,500,000	3,500,000
Cedar Funding V CLO
Series 2016-5A A1 144A
2.963% (LIBOR03M +
1.61%) 7/17/28 #●	530,000	534,937
Cedar Funding VI CLO
Series 2016-6A A1 144A
2.833% (LIBOR03M +
1.47%) 10/20/28 #●	1,230,000	1,245,954
CIFC Funding
Series 2015-2A AR 144A
2.422% (0.78% minus
LIBOR03M, Cap 0.78%,
Floor 0.78%) 4/15/27 #●	2,050,000	2,050,000
CVP CLO 2017-2
Series 2017-2A A 144A
3.116% (1.19% minus
LIBOR03M, Cap 1.19%,
Floor 1.19%) 1/20/31 #●	400,000	400,000

10 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal		Value
	amount°		(US $)
Collateralized Debt Obligations (continued)
Emerson Park CLO
Series 2013-1A A1AR
144A 2.339% (LIBOR03M
+ 0.98%) 7/15/25 #●		262,397	$263,041
Figueroa CLO
Series 2013-2A A1R 144A
2.875% (LIBOR03M +
1.25%) 6/20/27 #●		400,000	401,513
Flagship CLO VIII
Series 2014-8A AR 144A
2.609% (LIBOR03M +
1.25%) 1/16/26 #●		2,300,000	2,299,172
Flatiron CLO 2014-1
Series 2014-1A A1R 144A
2.533% (LIBOR03M +
1.18%) 7/17/26 #●		1,250,000	1,259,130
Fortress Credit BSL II
Series 2013-2A A1FR 144A
2.507% (LIBOR03M +
1.15%) 10/19/25 #●		2,000,000	2,004,186
Galaxy XVI CLO
Series 2013-16A A2R
144A 2.549% (LIBOR03M
+ 1.13%) 11/16/25 #●		1,500,000	1,505,541
GoldenTree Loan
Management US CLO 1
Series 2017-1A A 144A
2.583% (LIBOR03M +
1.22%) 4/20/29 #●		1,190,000	1,199,018
Halcyon Loan Advisors
Funding
Series 2012-1A A1 144A
2.916% (LIBOR03M +
1.50%) 8/15/23 #●		158,850	158,983
Hull Street CLO
Series 2014-1A AR 144A
2.574% (LIBOR03M +
1.22%) 10/18/26 #●		500,000	502,703
Jamestown CLO IV
Series 2014-4A A1CR
144A 2.049% (LIBOR03M
+ 0.69%) 7/15/26 #●		1,500,000	1,500,301
Jamestown CLO VII
Series 2015-7A A1R 144A
2.197% (LIBOR03M +
0.83%) 7/25/27 #●		700,000	699,648
JMP Credit Advisors CLO III
Series 2014-1A AR 144A
2.593% (LIBOR03M +
1.24%) 10/17/25 #●		2,600,000	2,622,225
KKR CLO 20
Series 20 A 144A 2.846%
(LIBOR03M + 1.13%)
10/16/30 #●		300,000	300,000
KVK CLO
Series 2013-2A AR 144A
2.509% (LIBOR03M +
1.15%) 1/15/26 #●		2,000,000	1,999,208
Series 2015-1A AR 144A
2.686% (LIBOR03M +
1.25%) 5/20/27 #●		1,750,000	1,759,249
Limerock CLO II
Series 2014-2A AR 144A
2.654% (LIBOR03M +
1.30%) 4/18/26 #●		2,000,000	2,012,500
Lockwood Grove CLO
Series 2014-1A A1R 144A
2.837% (LIBOR03M +
1.47%) 4/25/25 #●		500,000	499,981
Madison Park Funding XIII
Series 2014-13A AR 144A
2.467% (LIBOR03M +
1.11%) 1/19/25 #●		1,500,000	1,499,509
Malin CLO
Series 2007-1A A1 144A
0.01% (0.195% minus
EUR003M, Cap 0.195%,
Floor 0.00%) 5/7/23 #●	EUR	32,903	39,452
Marathon CLO V
Series 2013-5A A1R 144A
2.311% (LIBOR03M +
0.87%) 11/21/27 #●		1,100,000	1,099,440
MP CLO VI
Series 2014-2A AR 144A
2.559% (LIBOR03M +
1.20%) 1/15/27 #●		2,000,000	2,012,218
MP CLO VII
Series 2015-1A A1R 144A
2.37% (LIBOR03M +
0.84%) 4/18/27 #●		2,500,000	2,500,000
Nelder Grove CLO
Series 2014-1A A1R 144A
2.768% (LIBOR03M +
1.30%) 8/28/26 #●		1,500,000	1,500,282
Northwoods Capital XV
Series 2017-15A A 144A
2.925% (LIBOR03M +
1.30%) 6/20/29 #●		3,000,000	3,019,341
Oak Hill Credit Partners X
Series 2014-10A AR 144A
2.493% (LIBOR03M +
1.13%) 7/20/26 #●		1,000,000	1,004,954

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 11

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Collateralized Debt Obligations (continued)
Oaktree CLO
Series 2014-1A A1R 144A
2.703% (LIBOR03M +
1.29%) 5/13/29 #●	250,000	$252,589
OCP CLO
Series 2015-9A A1R 144A
2.159% (LIBOR03M +
0.80%) 7/15/27 #●	2,100,000	2,100,743
Series 2015-10A A1R
144A 2.191% (LIBOR03M
+ 0.82%) 10/26/27 #●	3,200,000	3,205,978
Series 2017-13A A1A
144A 2.561% (LIBOR03M
+ 1.26%) 7/15/30 #●	1,000,000	1,005,871
Octagon Investment Partners
XIX
Series 2014-1A AR 144A
2.459% (LIBOR03M +
1.10%) 4/15/26 #●	1,000,000	1,003,299
OFSI Fund VII
Series 2014-7A AR 144A
2.254% (LIBOR03M +
0.90%) 10/18/26 #●	2,100,000	2,110,998
OZLM IX
Series 2014-9A A1R 144A
2.583% (LIBOR03M +
1.22%) 1/20/27 #●	1,800,000	1,809,187
Saranac CLO II
Series 2014-2A A1AR
144A 2.666% (LIBOR03M
+ 1.23%) 11/20/29 #●	250,000	249,872
Sound Point CLO III
Series 2013-2A A1R 144A
2.349% (LIBOR03M +
0.99%) 7/15/25 #●	271,530	272,099
Sound Point CLO VIII
Series 2015-1A AR 144A
2.219% (LIBOR03M +
0.86%) 4/15/27 #●	3,200,000	3,198,400
Staniford Street CLO
Series 2014-1A AR 144A
2.768% (LIBOR03M +
1.18%) 6/15/25 #●	1,500,000	1,505,775
Steele Creek CLO
Series 2017-1A A 144A
2.884% (LIBOR03M +
1.25%) 1/15/30 #●	250,000	249,869
TIAA CLO II
Series 2017-1A A 144A
2.643% (LIBOR03M +
1.28%) 4/20/29 #●	1,040,000	1,045,954
TICP CLO IX
Series 2017-9A A 144A
2.871% (1.14% minus
LIBOR03M, Cap 1.14%,
Floor 0.00%) 1/20/31 #●	400,000	400,000
Venture CDO
Series 2016-25A A1 144A
2.853% (LIBOR03M +
1.49%) 4/20/29 #●	490,000	493,796
Venture XVII CLO
Series 2014-17A AR 144A
2.439% (LIBOR03M +
1.08%) 7/15/26 #●	400,000	399,860
Venture XX CLO
Series 2015-20A AR 144A
2.179% (LIBOR03M +
0.82%) 4/16/27 #●	2,000,000	2,000,000
Venture XXIV CLO
Series 2016-24A A1D
144A 2.783% (LIBOR03M
+ 1.42%) 10/20/28 #●	1,115,000	1,119,520
Venture XXVIII CLO
Series 2017-28A A2 144A
2.716% (LIBOR03M +
1.11%) 7/20/30 #●	2,100,000	2,106,640
Voya CLO
Series 2014-3A A1R 144A
2.236% (LIBOR03M +
0.72%) 7/25/26 #●	1,100,000	1,099,450
WhiteHorse IX
Series 2014-9A AR 144A
2.513% (LIBOR03M +
1.16%) 7/17/26 #●	400,000	401,879
WhiteHorse VI
Series 2012-1A A1R 144A
2.581% (LIBOR03M +
1.20%) 2/3/25 #●	2,111,755	2,110,678
Z Capital Credit Partners CLO
Series 2015-1A A1R 144A
2.672% (0.95% minus
LIBOR03M, Cap 0.95%,
Floor 0.95%) 7/16/27 #●	2,600,000	2,600,000
Total Collateralized Debt
Obligations
(cost $92,802,567)		93,145,571

Convertible Bonds – 1.34%
Aerojet Rocketdyne Holdings
2.25% exercise price
$26.00, maturity date
12/15/23	99,000	136,806

12 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal	Value
	amount°	(US $)
Convertible Bonds (continued)
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
maturity date 5/1/18	216,000	$220,860
Ares Capital 144A 3.75%
exercise price $19.39,
maturity date 2/1/22 #	176,000	181,390
BioMarin Pharmaceutical
1.50% exercise price
$94.15, maturity date
10/15/20	595,000	707,678
Blackhawk Network Holdings
1.50% exercise price
$49.83, maturity date
1/15/22	928,000	947,140
Blackstone Mortgage Trust
4.375% exercise price
$35.67, maturity date
5/5/22	355,000	361,878
5.25% exercise price
$27.67, maturity date
12/1/18	919,000	1,080,974
Brookdale Senior Living
2.75% exercise price
$29.33, maturity date
6/15/18	862,000	862,539
Cardtronics 1.00% exercise
price $52.35, maturity date
12/1/20	243,000	216,726
Cemex 3.72% exercise price
$11.01, maturity date
3/15/20	627,000	655,215
Chart Industries 144A 1.00%
exercise price $58.73,
maturity date 11/15/24 #	510,000	535,819
Ciena 3.75% exercise price
$20.17, maturity date
10/15/18	221,000	257,465
DISH Network
144A 2.375% exercise
price $82.22, maturity date
3/15/24 #	396,000	381,397
3.375% exercise price
$65.18, maturity date
8/15/26	652,000	711,088
GAIN Capital Holdings 144A
5.00% exercise price
$8.20, maturity date
8/15/22 #	684,000	933,660
Helix Energy Solutions Group
4.25% exercise price
$13.89, maturity date
5/1/22	651,000	650,186
Hologic 2.00% exercise price
$31.18, maturity date
3/1/42 ϕ	569,000	785,576
Huron Consulting Group
1.25% exercise price
$79.89, maturity date
10/1/19	237,000	221,743
IAC FinanceCo. 144A 0.875%
exercise price $152.18,
maturity date 10/1/22 #	510,000	539,963
Infinera 1.75% exercise price
$12.58, maturity date
6/1/18	353,000	349,911
Insulet
1.25% exercise price
$58.37, maturity date
9/15/21	595,000	778,706
144A 1.375% exercise
price $93.18, maturity date
11/15/24 #	275,000	279,297
Kaman 144A 3.25% exercise
price $65.26, maturity date
5/1/24 #	758,000	846,591
Knowles 3.25% exercise price
$18.43, maturity date
11/1/21	441,000	491,164
Liberty Interactive 144A
1.75% exercise price
$341.10, maturity date
9/30/46 #	755,000	875,328
Liberty Media 2.25% exercise
price $104.55, maturity
date 9/30/46	103,000	107,764
Medicines 2.75% exercise
price $48.97, maturity date
7/15/23	784,000	720,790
Microchip Technology 144A
1.625% exercise price
$99.28, maturity date
2/15/27 #	430,000	506,056
Neurocrine Biosciences 144A
2.25% exercise price
$75.92, maturity date
5/15/24 #	636,000	813,683
New Mountain Finance
5.00% exercise price
$15.80, maturity date
6/15/19	331,000	340,723
Novellus Systems 2.625%
exercise price $33.45,
maturity date 5/15/41	96,000	528,720

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 13

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(US $)
Convertible Bonds (continued)
NXP Semiconductors 1.00%
exercise price $102.84,
maturity date 12/1/19		371,000	$459,344
ON Semiconductor 1.00%
exercise price $18.50,
maturity date 12/1/20		295,000	377,969
Pacira Pharmaceuticals 144A
2.375% exercise price
$66.89, maturity date
4/1/22 #		894,000	938,700
PDC Energy 1.125% exercise
price $85.39, maturity date
9/15/21		833,000	814,778
Priceline Group 0.35%
exercise price $1,315.10,
maturity date 6/15/20		460,000	635,375
PROS Holdings 2.00%
exercise price $33.79,
maturity date 12/1/19		661,000	695,289
Quotient Technology 144A
1.75% exercise price
$17.36, maturity date
12/1/22 #		304,000	297,540
RPM International 2.25%
exercise price $52.36,
maturity date 12/15/20		235,000	272,453
Sarepta Therapeutics 144A
1.50% exercise price
$73.42, maturity date
11/15/24 #		87,000	93,199
SolarCity 1.625% exercise
price $759.35, maturity
date 11/1/19		648,000	603,045
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, maturity date
12/15/18		98,000	182,341
Spirit Realty Capital 3.75%
exercise price $12.96,
maturity date 5/15/21		525,000	545,018
Synaptics 144A 0.50%
exercise price $73.02,
maturity date 6/15/22 #		418,000	386,650
Synchronoss Technologies
0.75% exercise price
$53.17, maturity date
8/15/19		303,000	273,268
Team 144A 5.00% exercise
price $21.70, maturity date
8/1/23 #		129,000	131,016
Vector Group
1.75% exercise price
$22.35, maturity date
4/15/20 ●		466,000	539,104
2.50% exercise price
$14.50, maturity date
1/15/19 ●		537,000	852,823
VEREIT 3.75% exercise price
$14.99, maturity date
12/15/20		690,000	709,841
Verint Systems 1.50%
exercise price $64.46,
maturity date 6/1/21		785,000	766,356
Total Convertible Bonds
(cost $24,918,609)			26,600,945

Corporate Bonds – 40.13%
Banking – 14.10%
Akbank Turk 144A
7.20% 3/16/27 #µ		840,000	884,102
Ally Financial
4.125% 3/30/20		200,000	204,500
4.75% 9/10/18		200,000	203,000
5.75% 11/20/25		445,000	486,719
ANZ New Zealand
International 144A
2.60% 9/23/19 #		200,000	200,741
Banco Bilbao Vizcaya
Argentaria
6.125%µψ		200,000	206,750
6.75%µψ	EUR	400,000	520,399
Banco de Credito E
Inversiones 144A
3.50% 10/12/27 #		570,000	556,819
Banco Do Brasil 144A
4.625% 1/15/25 #		1,120,000	1,108,050
Banco Nacional de Costa Rica
144A 5.875% 4/25/21 #		840,000	877,275
Banco Nacional de Desenvol-
vimento Economico e
Social
6.369% 6/16/18		1,500,000	1,532,355
6.50% 6/10/19		2,500,000	2,629,050
Banco Santander
3.80% 2/23/28		1,200,000	1,202,307
Bancolombia
4.875% 10/18/27 µ		965,000	955,350
Banistmo 144A
3.65% 9/19/22 #		505,000	499,950
14 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Banking (continued)
Bank Nederlandse
Gemeenten
3.50% 7/19/27	AUD	292,000	$231,578
Bank of America
2.023% (LIBOR03M +
0.66%) 7/21/21 ●		900,000	904,612
2.365% (LIBOR03M +
1.00%) 4/24/23 ●		1,320,000	1,342,044
2.60% 1/15/19		174,000	174,611
2.625% 4/19/21		2,300,000	2,312,600
144A
3.004% 12/20/23 #µ		2,001,000	2,007,235
3.30% 8/5/21	AUD	240,000	189,109
3.30% 1/11/23		716,000	732,871
144A
3.419% 12/20/28 #µ		2,890,000	2,893,367
4.183% 11/25/27		2,105,000	2,201,662
4.443% 1/20/48 µ		780,000	880,440
5.65% 5/1/18		3,300,000	3,339,538
6.875% 4/25/18		4,125,000	4,188,207
Bank of Montreal
3.803% 12/15/32 µ		810,000	801,803
Bank of New York Mellon
2.428% (LIBOR03M +
1.05%) 10/30/23 ●		840,000	863,607
2.50% 4/15/21		180,000	180,471
3.30% 8/23/29		1,805,000	1,801,259
4.625%µψ		1,365,000	1,390,594
Bank of Nova Scotia
1.875% 4/26/21		4,500,000	4,414,099
337.54% 1/22/18	CAD	3,500,000	2,781,929
387.999% 1/19/18	CAD	4,500,000	3,577,160
Barclays
2.00% 3/16/18		1,000,000	1,000,461
6.50%µψ	EUR	400,000	514,064
8.25%µψ		1,775,000	1,864,416
Barclays Bank
7.625% 11/21/22		1,800,000	2,041,875
BB&T
1.608% (LIBOR03M +
0.22%) 2/1/21 ●		980,000	975,822
2.85% 10/26/24		725,000	720,210
BBVA Bancomer
144A 6.50% 3/10/21 #		955,000	1,042,144
144A 7.25% 4/22/20 #		100,000	108,500
BGEO Group 144A
6.00% 7/26/23 #		690,000	720,765
BNP Paribas
144A 7.375%#µψ		700,000	809,375
7.375%µψ		500,000	578,125
Branch Banking & Trust
2.85% 4/1/21		670,000	679,438
CIT Group 144A
5.50% 2/15/19 #		936,000	964,080
Citigroup
2.258% (LIBOR03M +
0.88%) 7/30/18 ●		2,300,000	2,308,598
2.445% (LIBOR03M +
0.93%) 6/7/19 ●		2,300,000	2,318,610
2.522% (LIBOR03M +
1.10%) 5/17/24 ●		1,535,000	1,559,777
3.20% 10/21/26		1,000,000	993,042
3.52% 10/27/28 µ		600,000	603,892
3.75% 10/27/23	AUD	498,000	395,389
4.05% 7/30/22		150,000	156,263
Citizens Bank
2.55% 5/13/21		1,655,000	1,650,032
2.65% 5/26/22		250,000	247,938
Citizens Financial Group
2.375% 7/28/21		115,000	113,579
4.30% 12/3/25		965,000	1,013,607
Compass Bank
2.875% 6/29/22		1,220,000	1,208,351
3.875% 4/10/25		1,145,000	1,150,174
Cooperatieve Rabobank
2.50% 9/4/20	NOK	1,740,000	219,510
3.625% 6/8/22	NZD	538,000	388,301
3.75% 7/21/26		2,405,000	2,440,134
4.375% 8/4/25		2,000,000	2,114,120
6.875% 3/19/20	EUR	2,400,000	3,316,052
Credit Suisse Group
144A 4.282% 1/9/28 #		1,885,000	1,966,964
144A 6.25%#µψ		2,035,000	2,211,455
Credit Suisse Group Funding
Guernsey
2.75% 3/26/20		2,199,000	2,208,633
3.125% 12/10/20		250,000	253,338
3.80% 9/15/22		3,350,000	3,458,912
3.80% 6/9/23		2,300,000	2,374,524
4.55% 4/17/26		1,810,000	1,940,803
Deutsche Bank
2.85% 5/10/19		3,100,000	3,111,089
4.25% 10/14/21		1,700,000	1,774,512
Dexia Credit Local 144A
1.916% (LIBOR03M +
0.50%) 2/15/19 #●		560,000	561,732

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 15

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Banking (continued)
Fifth Third Bancorp
2.60% 6/15/22		630,000	$626,907
Fifth Third Bank
2.25% 6/14/21		665,000	658,902
2.346% (LIBOR03M +
0.91%) 8/20/18 ●		905,000	908,848
3.85% 3/15/26		985,000	1,017,665
Goldman Sachs Group
2.545% (LIBOR03M +
1.05%) 6/5/23 ●		505,000	509,821
2.727% (LIBOR03M +
1.36%) 4/23/21 ●		1,300,000	1,332,599
2.788% (LIBOR03M +
1.20%) 9/15/20 ●		1,700,000	1,732,844
3.02% (BBSW3M +
1.30%) 8/21/19 ●	AUD	140,000	110,322
3.077% (LIBOR03M +
1.60%) 11/29/23 ●		875,000	911,460
3.272% 9/29/25 µ		510,000	508,286
3.55% 2/12/21	CAD	100,000	81,885
3.691% 6/5/28 µ		3,005,000	3,051,180
5.15% 5/22/45		910,000	1,056,826
5.20% 12/17/19	NZD	206,000	152,561
5.95% 1/18/18		700,000	701,111
HSBC Bank 144A 2.056%
(LIBOR03M + 0.64%)
5/15/18 #●		620,000	621,060
HSBC Bank Canada
447.01% 1/17/18	CAD	2,400,000	1,907,952
HSBC Holdings
2.65% 1/5/22		200,000	198,762
3.122% (LIBOR03M +
1.66%) 5/25/21 ●		900,000	934,423
3.196% (LIBOR03M +
1.50%) 1/5/22 ●		2,000,000	2,068,881
6.00%µψ	EUR	900,000	1,264,049
Huntington Bancshares
2.30% 1/14/22		670,000	659,764
Huntington National Bank
2.50% 8/7/22		1,245,000	1,229,147
ICICI Bank 144A
4.00% 3/18/26 #		1,070,000	1,085,153
ING Bank 144A 2.202%
(LIBOR03M + 0.78%)
8/17/18 #●		4,500,000	4,517,541
ITAU CorpBanca
2.50% 12/7/18		500,000	499,782
2.57% 1/11/19		300,000	299,527
JPMorgan Chase & Co.
2.008% (LIBOR03M +
0.63%) 1/28/19 ●		200,000	200,961
2.25% 1/23/20		9,100,000	9,096,144
2.267% (LIBOR03M +
0.90%) 4/25/23 ●		895,000	905,716
2.595% (LIBOR03M +
1.23%) 10/24/23 ●		375,000	385,009
2.615% (LIBOR03M +
1.10%) 6/7/21 ●		2,900,000	2,964,939
3.964% 11/15/48 µ		2,810,000	2,906,232
4.032% 7/24/48 µ		835,000	872,248
4.25% 11/2/18	NZD	570,000	409,598
4.40% 7/22/20		400,000	420,339
6.75%µψ		865,000	980,694
KBC Bank 8.00% 1/25/23 µ		2,200,000	2,213,275
KeyBank
2.30% 9/14/22		730,000	716,012
2.40% 6/9/22		810,000	799,511
3.18% 5/22/22		250,000	251,992
3.40% 5/20/26		2,245,000	2,240,077
6.95% 2/1/28		1,220,000	1,543,913
Korea Development Bank
3.00% 3/17/19		850,000	853,695
Landwirtschaftliche
Rentenbank
2.50% 11/15/27		295,000	292,456
5.375% 4/23/24	NZD	1,150,000	909,106
Lloyds Bank 144A
12.00%#µψ		2,600,000	3,500,975
Lloyds Banking Group
2.907% 11/7/23 µ		700,000	694,684
3.574% 11/7/28 µ		1,555,000	1,543,077
7.00%µψ	GBP	400,000	570,627
7.50%µψ		765,000	869,231
7.625%µψ	GBP	2,500,000	3,894,356
7.875%µψ	GBP	1,300,000	2,141,075
Manufacturers & Traders Trust
2.05% 8/17/20		485,000	481,589
2.50% 5/18/22		555,000	552,883
Mitsubishi UFJ Financial
Group
2.19% 9/13/21		2,050,000	2,013,748
2.623% (LIBOR03M +
1.06%) 9/13/21 ●		450,000	456,623
Mitsubishi UFJ Trust &
Banking
144A 2.45% 10/16/19 #		500,000	500,866
144A 2.65% 10/19/20 #		500,000	500,904

16 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Banking (continued)
Mizuho Bank 144A
2.45% 4/16/19 #		600,000	$600,505
Morgan Stanley
2.125% 4/25/18		3,450,000	3,450,255
2.50% 4/21/21		3,500,000	3,495,455
2.617% (LIBOR03M +
1.22%) 5/8/24 ●		875,000	894,063
3.125% 8/5/21	CAD	387,000	312,944
3.591% 7/22/28 µ		1,615,000	1,631,348
3.95% 4/23/27		565,000	574,695
4.375% 1/22/47		1,870,000	2,053,145
5.00% 9/30/21	AUD	359,000	299,665
5.00% 11/24/25		1,790,000	1,961,437
Nationwide Building Society
4.125% 3/20/23 µ	EUR	300,000	363,063
144A
4.125% 10/18/32 #µ		1,740,000	1,743,557
10.25%ψ•	GBP	625,000	1,327,851
Nederlandse
Waterschapsbank
144A 1.608% (LIBOR03M
+ 0.02%) 3/15/19 #●		1,500,000	1,499,893
144A 2.125% 11/15/21 #		275,000	272,683
Northern Trust
3.375% 5/8/32 µ		330,000	329,073
PNC Bank
1.874% (LIBOR03M +
0.50%) 7/27/22 ●		1,000,000	1,003,184
2.45% 11/5/20		250,000	250,456
3.10% 10/25/27		745,000	743,780
6.875% 4/1/18		1,415,000	1,432,089
PNC Financial Services Group
5.00%µψ		1,100,000	1,166,000
Popular 7.00% 7/1/19		645,000	674,025
QNB Finance
2.125% 2/14/18		300,000	299,907
Regions Bank
2.25% 9/14/18		345,000	345,427
Regions Financial
2.75% 8/14/22		430,000	429,052
Royal Bank of Canada
2.30% 3/22/21		2,300,000	2,287,201
2.75% 2/1/22		185,000	187,397
337.556% 1/22/18	CAD	1,600,000	1,271,739
423.523% 1/18/18	CAD	2,000,000	1,589,897
646.024% 1/11/18	CAD	2,100,000	1,669,876
Royal Bank of Scotland Group
2.886% (LIBOR03M +
1.47%) 5/15/23 ●		390,000	394,513
3.498% 5/15/23 µ		500,000	501,532
3.875% 9/12/23		690,000	702,473
8.625%µψ		4,970,000	5,609,887
Santander Holdings USA
2.70% 5/24/19		2,100,000	2,105,079
Santander UK
1.685% (LIBOR03M +
0.30%) 11/3/20 ●		1,000,000	1,000,283
2.312% (LIBOR03M +
0.85%) 8/24/18 ●		730,000	732,885
144A 5.00% 11/7/23 #		1,540,000	1,649,345
Santander UK Group Holdings
3.823% 11/3/28 µ		1,275,000	1,280,177
7.375%µψ	GBP	2,200,000	3,279,467
Societe Generale 144A
4.25% 4/14/25 #		3,600,000	3,677,371
Standard Chartered 144A
2.566% (LIBOR03M +
1.13%) 8/19/19 #●		3,200,000	3,237,333
State Bank of India 2.646%
(LIBOR03M + 0.95%)
4/6/20 ●		900,000	902,340
State Street
2.653% 5/15/23 µ		45,000	45,035
3.10% 5/15/23		525,000	529,868
3.30% 12/16/24		875,000	904,403
Sumitomo Mitsui Financial
Group 3.216% (LIBOR03M
+ 1.68%) 3/9/21 ●		2,300,000	2,379,597
SunTrust Banks
2.45% 8/1/22		1,160,000	1,144,894
2.70% 1/27/22		1,105,000	1,105,890
3.30% 5/15/26		540,000	535,639
5.05%µψ		280,000	284,200
SVB Financial Group
3.50% 1/29/25		2,205,000	2,213,207
Synchrony Financial 2.615%
(LIBOR03M + 1.23%)
2/3/20 ●		500,000	507,191
Toronto-Dominion Bank
1.928% (LIBOR03M +
0.55%) 4/30/18 ●		835,000	836,307
2.50% 12/14/20		690,000	692,447
Turkiye Garanti Bankasi
144A 5.25% 9/13/22 #		355,000	362,899
144A 6.25% 4/20/21 #		590,000	624,884
Turkiye Is Bankasi 144A
7.00% 6/29/28 #µ		560,000	561,788

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 17

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Banking (continued)
UBS
144A 1.835% (LIBOR03M
+ 0.32%) 12/7/18 #●		2,000,000	$2,002,478
144A 2.103% (LIBOR03M
+ 0.58%) 6/8/20 #●		2,000,000	2,009,902
4.75% 5/22/23 µ		1,300,000	1,311,592
5.125% 5/15/24		200,000	211,512
7.625% 8/17/22		500,000	585,350
UBS Group 6.875%µψ		555,000	615,531
UBS Group Funding
Switzerland
144A 2.859% 8/15/23 #µ		820,000	811,388
144A 3.00% 4/15/21 #		2,705,000	2,725,848
144A 3.139% (LIBOR03M
+ 1.78%) 4/14/21 #●		400,000	415,283
144A 3.491% 5/23/23 #		1,145,000	1,164,255
144A 4.125% 9/24/25 #		870,000	913,709
144A 4.125% 4/15/26 #		845,000	887,350
144A 4.253% 3/23/28 #		715,000	754,615
US Bancorp
2.375% 7/22/26		1,700,000	1,601,974
2.625% 1/24/22		1,435,000	1,443,887
3.15% 4/27/27		1,940,000	1,945,321
3.60% 9/11/24		1,275,000	1,321,676
USB Capital IX 3.50%
(LIBOR03M + 1.02%)ψ●		1,820,000	1,649,375
Wells Fargo & Co.
2.343% (LIBOR03M +
0.93%) 2/11/22 ●		200,000	202,585
2.55% 12/7/20		2,800,000	2,812,311
2.61% (LIBOR03M +
1.23%) 10/31/23 ●		1,440,000	1,479,285
3.00% 7/27/21	AUD	979,000	763,614
3.50% 9/12/29	GBP	196,000	298,015
Westpac Banking 5.00%µψ		280,000	279,485
Woori Bank 144A
4.75% 4/30/24 #		800,000	839,990
Zions Bancorporation
4.50% 6/13/23		690,000	722,594
			280,414,103
Basic Industry – 2.03%
AK Steel 6.375% 10/15/25		220,000	218,900
Allegheny Technologies
7.875% 8/15/23		205,000	221,783
Anglo American Capital 144A
4.875% 5/14/25 #		2,205,000	2,338,926
ArcelorMittal 6.125% 6/1/25		320,000	370,000
Barrick North America Finance
5.75% 5/1/43		1,360,000	1,715,213
BHP Billiton Finance USA
144A 6.25% 10/19/75 #µ		2,795,000	3,033,973
Braskem Netherlands Finance
144A 4.50% 1/10/28 #		1,250,000	1,231,313
Builders FirstSource 144A
5.625% 9/1/24 #		715,000	746,782
Chemours
5.375% 5/15/27		180,000	186,750
7.00% 5/15/25		90,000	98,100
CK Hutchison International 17
144A 2.875% 4/5/22 #		1,120,000	1,116,699
Cydsa 144A
6.25% 10/4/27 #		555,000	562,631
Dow Chemical
8.55% 5/15/19		3,662,000	3,967,568
DR Horton
3.75% 3/1/19		200,000	202,721
4.00% 2/15/20		400,000	411,641
Equate Petrochemical 144A
3.00% 3/3/22 #		625,000	616,943
First Quantum Minerals 144A
7.25% 4/1/23 #		830,000	896,400
FMG Resources August 2006
144A 4.75% 5/15/22 #		225,000	228,656
144A 5.125% 5/15/24 #		695,000	706,294
Freeport-McMoRan
4.55% 11/14/24		650,000	664,105
6.875% 2/15/23		645,000	706,275
Georgia-Pacific
144A 2.539% 11/15/19 #		1,050,000	1,053,944
8.00% 1/15/24		2,242,000	2,856,375
HD Supply 144A
5.75% 4/15/24 #		510,000	543,150
Hudbay Minerals
144A 7.25% 1/15/23 #		10,000	10,650
144A 7.625% 1/15/25 #		325,000	357,500
International Paper
4.40% 8/15/47		365,000	382,646
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #		160,000	179,400
Kraton Polymers 144A
7.00% 4/15/25 #		120,000	129,000
Lennar
4.50% 4/30/24		270,000	277,506
4.75% 5/30/25		40,000	41,700
4.875% 12/15/23		185,000	194,944
M/I Homes 6.75% 1/15/21		80,000	83,200
Mexichem 144A
5.50% 1/15/48 #		915,000	893,269

18 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Basic Industry (continued)
Mosaic
4.05% 11/15/27		835,000	$838,602
5.625% 11/15/43		850,000	918,319
NCI Building Systems 144A
8.25% 1/15/23 #		275,000	291,844
Nexa Resources 144A
5.375% 5/4/27 #		750,000	796,875
NOVA Chemicals
144A 5.00% 5/1/25 #		526,000	526,000
144A 5.25% 6/1/27 #		180,000	180,000
Novelis 144A
6.25% 8/15/24 #		280,000	294,000
Novolipetsk Steel via Steel
Funding 144A
4.50% 6/15/23 #		595,000	621,269
OCP
144A 4.50% 10/22/25 #		980,000	983,228
144A 6.875% 4/25/44 #		210,000	241,571
Olin 5.125% 9/15/27		360,000	379,800
Phosagro OAO via Phosagro
Bond Funding DAC 144A
3.95% 11/3/21 #		955,000	963,944
PolyOne 5.25% 3/15/23		530,000	560,475
PQ 144A 6.75% 11/15/22 #		70,000	74,987
SPCM 144A
4.875% 9/15/25 #		550,000	556,187
Steel Dynamics
5.00% 12/15/26		875,000	927,500
Summit Materials
144A 5.125% 6/1/25 #		230,000	235,175
6.125% 7/15/23		70,000	73,150
8.50% 4/15/22		30,000	33,375
Suzano Austria 144A
7.00% 3/16/47 #		805,000	925,750
US Concrete 6.375% 6/1/24		600,000	646,500
Vale Overseas
4.375% 1/11/22		230,000	238,395
Vedanta Resources
144A 6.125% 8/9/24 #		365,000	373,344
144A 6.375% 7/30/22 #		455,000	476,067
Westlake Chemical
4.375% 11/15/47		355,000	369,876
WR Grace & Co. 144A
5.625% 10/1/24 #		508,000	549,910
			40,321,100
Brokerage – 0.39%
Bear Stearns 7.25% 2/1/18		2,000,000	2,008,021
Charles Schwab
3.20% 1/25/28		340,000	340,857
5.00%µψ		355,000	356,793
E*TRADE Financial
3.80% 8/24/27		865,000	863,657
5.30%µψ		250,000	251,875
5.875%µψ		950,000	1,009,375
Jefferies Group
6.45% 6/8/27		331,000	385,126
6.50% 1/20/43		270,000	319,311
Lazard Group
3.75% 2/13/25		2,100,000	2,144,368
			7,679,383
Capital Goods – 1.70%
3M 2.875% 10/15/27		825,000	821,364
Advanced Disposal Services
	144A 5.625% 11/15/24 #	80,000	82,000
Allegion US Holding
3.20% 10/1/24		475,000	470,606
3.55% 10/1/27		1,469,000	1,456,234
Ardagh Packaging Finance
	144A 6.00% 2/15/25 #	205,000	216,275
	144A 7.25% 5/15/24 #	200,000	218,500
Ball 5.25% 7/1/25		725,000	791,156
BMC East 144A
5.50% 10/1/24 #		250,000	259,375
Boise Cascade 144A
5.625% 9/1/24 #		750,000	795,000
BWAY Holding 144A
5.50% 4/15/24 #		840,000	875,700
Carlisle 3.75% 12/1/27		1,985,000	2,009,068
CCL Industries 144A
3.25% 10/1/26 #		655,000	628,981
Corning 4.375% 11/15/57		550,000	547,978
Covanta Holding
5.875% 7/1/25		230,000	231,725
Crane
2.75% 12/15/18		170,000	170,791
4.45% 12/15/23		1,050,000	1,098,708
Eaton 3.103% 9/15/27		1,020,000	1,003,897
General Electric
1.771% (LIBOR03M +
0.38%) 5/5/26 ●		920,000	883,072
4.25% 1/17/18	NZD	140,000	99,291
4.65% 10/17/21		89,000	95,860
5.55% 5/4/20		470,000	503,275
6.00% 8/7/19		1,025,000	1,086,223
Harris 1.871% (LIBOR03M +
0.48%) 4/30/20 ●		2,100,000	2,100,707

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 19

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Capital Goods (continued)
Heathrow Funding 144A
4.875% 7/15/21 #	200,000	$213,830
Herc Rentals 144A
7.75% 6/1/24 #	434,000	478,485
Huntington Ingalls Industries
144A 3.483% 12/1/27 #	660,000	659,175
Koppers 144A
6.00% 2/15/25 #	60,000	63,750
LafargeHolcim Finance US
144A 3.50% 9/22/26 #	1,135,000	1,120,844
Leggett & Platt
3.50% 11/15/27	2,040,000	2,023,763
Lennox International
3.00% 11/15/23	710,000	701,901
Martin Marietta Materials
3.50% 12/15/27	710,000	705,954
4.25% 12/15/47	680,000	675,038
Masco 5.95% 3/15/22	304,000	336,845
Northrop Grumman
3.25% 1/15/28	615,000	617,017
4.03% 10/15/47	705,000	739,294
Owens-Brockway Glass
Container 144A
5.875% 8/15/23 #	600,000	647,625
Parker-Hannifin
3.30% 11/21/24	65,000	66,599
Republic Services
3.375% 11/15/27	325,000	328,001
Rockwell Collins
3.20% 3/15/24	530,000	534,681
Siemens Financierings-
maatschappij 144A
1.742% (LIBOR03M +
0.28%) 5/25/18 #●	610,000	610,415
Standard Industries 144A
5.00% 2/15/27 #	985,000	1,009,625
StandardAero Aviation
Holdings 144A
10.00% 7/15/23 #	30,000	33,000
Textron 1.96% (LIBOR03M +
0.55%) 11/10/20 ●	1,900,000	1,900,254
TransDigm 6.375% 6/15/26	350,000	355,687
United Technologies
2.80% 5/4/24	720,000	715,146
3.75% 11/1/46	875,000	877,831
Waste Management
3.15% 11/15/27	900,000	901,107
WestRock
144A 3.00% 9/15/24 #	480,000	476,349
144A 3.375% 9/15/27 #	430,000	427,729
Zekelman Industries 144A
9.875% 6/15/23 #	90,000	101,475
		33,767,206
Communications – 3.31%
Alibaba Group Holding
3.40% 12/6/27	985,000	985,685
4.00% 12/6/37	275,000	284,948
4.20% 12/6/47	270,000	281,574
AMC Networks
4.75% 8/1/25	440,000	437,250
AT&T
2.303% (LIBOR03M +
0.89%) 2/14/23 ●	810,000	816,900
2.309% (LIBOR03M +
0.95%) 7/15/21 ●	500,000	507,108
3.20% 3/1/22	100,000	101,163
3.40% 8/14/24	325,000	327,067
3.80% 3/1/24	100,000	102,527
3.90% 8/14/27	740,000	746,183
144A 4.10% 2/15/28 #	3,171,000	3,186,957
4.90% 8/14/37	2,105,000	2,141,041
5.25% 3/1/37	530,000	561,853
Bell Canada 3.35% 3/22/23 CAD	219,000	178,362
Cablevision 144A
6.50% 6/15/21 #	950,000	1,011,465
CCO Holdings
144A 5.00% 2/1/28 #	900,000	879,750
144A 5.125% 5/1/27 #	525,000	518,437
144A 5.50% 5/1/26 #	530,000	544,575
144A 5.75% 2/15/26 #	80,000	83,300
144A 5.875% 5/1/27 #	60,000	61,800
CenturyLink 6.75% 12/1/23	434,000	426,947
Charter Communications
Operating
4.464% 7/23/22	800,000	835,408
Cincinnati Bell 144A
7.00% 7/15/24 #	185,000	184,075
Comunicaciones Celulares via
Comcel Trust 144A
6.875% 2/6/24 #	380,000	394,983
Crown Castle Towers
144A 3.663% 5/15/25 #	110,000	111,880
144A 4.883% 8/15/20 #	2,090,000	2,186,928
CSC Holdings 144A
5.50% 4/15/27 #	826,000	844,585
Deutsche Telekom
International Finance
144A 1.95% 9/19/21 #	770,000	749,350

20 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Communications (continued)
Deutsche Telekom
International Finance
	144A 2.485% 9/19/23 #	3,005,000	$2,914,577
6.50% 4/8/22	GBP	36,000	58,904
Digicel 144A 6.75% 3/1/23 #		205,000	202,317
Digicel Group
	144A 7.125% 4/1/22 #	645,000	599,702
	144A 8.25% 9/30/20 #	455,000	448,767
Discovery Communications
3.95% 3/20/28		1,690,000	1,683,957
5.20% 9/20/47		1,510,000	1,580,696
DISH DBS 4.25% 4/1/18		200,000	201,250
Gray Television 144A
5.875% 7/15/26 #		640,000	657,600
GTP Acquisition Partners I
	144A 2.35% 6/15/20 #	530,000	525,770
Lamar Media 5.75% 2/1/26		501,000	536,696
Level 3 Financing
5.375% 5/1/25		1,036,000	1,037,295
Midcontinent Communications
144A 6.875% 8/15/23 #		355,000	378,519
Myriad International Holdings
144A 4.85% 7/6/27 #		570,000	592,467
	144A 5.50% 7/21/25 #	315,000	343,706
NBCUniversal Enterprise
	144A 2.044% (LIBOR03M
	+ 0.685%) 4/15/18 #●	840,000	841,404
Nexstar Broadcasting 144A
5.625% 8/1/24 #		635,000	657,225
Radiate Holdco 144A
6.625% 2/15/25 #		80,000	75,800
SBA Tower Trust
	144A 2.24% 4/10/18 #	735,000	735,145
	144A 2.898% 10/8/19 #	600,000	601,425
SFR Group 144A
6.25% 5/15/24 #		790,000	794,937
Sinclair Television Group
	144A 5.125% 2/15/27 #	615,000	612,694
Sirius XM Radio
144A 5.00% 8/1/27 #		500,000	503,750
	144A 5.375% 4/15/25 #	1,147,000	1,197,181
Sprint
7.125% 6/15/24		300,000	306,000
7.875% 9/15/23		628,000	670,390
Sprint Capital 6.90% 5/1/19		900,000	943,875
Sprint Communications
7.00% 8/15/20		260,000	276,250
Telecom Italia 144A
5.303% 5/30/24 #		400,000	428,500
Telefonica Emisiones
5.213% 3/8/47		540,000	614,705
Time Warner Cable
6.75% 7/1/18		1,500,000	1,533,387
7.30% 7/1/38		2,165,000	2,719,901
Time Warner Entertainment
8.375% 3/15/23		1,415,000	1,719,630
T-Mobile USA
6.375% 3/1/25		50,000	53,625
6.50% 1/15/26		760,000	831,250
Tribune Media
5.875% 7/15/22		313,000	323,173
Unitymedia 144A
6.125% 1/15/25 #		340,000	360,400
UPCB Finance IV 144A
5.375% 1/15/25 #		488,000	493,807
VEON Holdings
144A 4.95% 6/16/24 #		510,000	518,415
144A 5.95% 2/13/23 #		925,000	996,688
Verizon Communications
2.60% (LIBOR03M +
1.00%) 3/16/22 ●		2,800,000	2,856,822
2.946% 3/15/22		1,981,000	1,994,785
3.125% 3/16/22		1,600,000	1,623,645
3.25% 2/17/26	EUR	323,000	445,571
3.324% (LIBOR03M +
1.75%) 9/14/18 ●		250,000	252,771
144A 3.376% 2/15/25 #		2,691,000	2,704,786
4.125% 3/16/27		1,500,000	1,566,624
4.50% 8/17/27	AUD	900,000	714,830
4.50% 8/10/33		845,000	888,203
Virgin Media Secured Finance
144A 5.25% 1/15/26 #		790,000	800,863
VTR Finance 144A
6.875% 1/15/24 #		855,000	904,163
Zayo Group
144A 5.75% 1/15/27 #		805,000	823,113
6.375% 5/15/25		110,000	116,738
			65,756,795
Consumer Cyclical – 2.05%
Allison Transmission 144A
4.75% 10/1/27 #		325,000	327,844
Amazon.com 144A
3.15% 8/22/27 #		1,700,000	1,705,496
AMC Entertainment Holdings
6.125% 5/15/27		405,000	403,987
American Tire Distributors
144A 10.25% 3/1/22 #		60,000	62,100

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 21

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Beacon Escrow 144A
4.875% 11/1/25 #		640,000	$645,600
BMW US Capital 144A
1.50% 4/11/19 #		500,000	496,600
Boyd Gaming
6.375% 4/1/26		920,000	993,600
CVS Health 2.125% 6/1/21		450,000	439,473
CVS Pass Through Trust 144A
5.773% 1/10/33 #⧫		80,686	90,855
Daimler 2.75% 12/10/18 NOK		1,870,000	231,838
Daimler Finance North
America 144A
2.00% 8/3/18 #		3,800,000	3,800,756
Ford Motor Credit
1.897% 8/12/19		1,000,000	992,763
2.24% 6/15/18		4,000,000	4,004,218
2.956% (LIBOR03M +
1.27%) 3/28/22 ●		400,000	406,897
3.096% 5/4/23		1,340,000	1,333,752
3.20% 1/15/21		4,200,000	4,261,476
5.75% 2/1/21		700,000	760,452
General Motors
6.75% 4/1/46		245,000	309,316
General Motors Financial
4.375% 9/25/21		800,000	842,147
5.25% 3/1/26		725,000	798,327
GLP Capital 5.375% 4/15/26		730,000	784,750
Goodyear Tire & Rubber
4.875% 3/15/27		370,000	379,713
5.00% 5/31/26		530,000	548,471
Hanesbrands 144A
4.875% 5/15/26 #		630,000	648,900
Hilton Worldwide Finance
4.875% 4/1/27		365,000	382,794
Hyundai Capital America
144A 2.55% 2/6/19 #		715,000	713,885
144A 3.00% 3/18/21 #		580,000	579,025
JD.com 3.125% 4/29/21		1,270,000	1,266,771
KFC Holding
144A 5.00% 6/1/24 #		340,000	351,475
144A 5.25% 6/1/26 #		393,000	414,615
Lithia Motors 144A
5.25% 8/1/25 #		345,000	360,525
Lowe’s
1.956% (LIBOR03M +
0.42%) 9/10/19 ●		520,000	522,802
3.70% 4/15/46		1,475,000	1,483,457
4.05% 5/3/47		170,000	181,264
Marriott International
4.50% 10/1/34		160,000	170,382
MGM Resorts International
4.625% 9/1/26		605,000	614,075
Mohegan Gaming &
Entertainment 144A
7.875% 10/15/24 #		75,000	77,156
New Red Finance 144A
5.00% 10/15/25 #		310,000	313,875
PACCAR Financial 2.108%
(LIBOR03M + 0.60%)
12/6/18 ●		835,000	838,884
Penn National Gaming 144A
5.625% 1/15/27 #		930,000	967,200
Penske Automotive Group
5.50% 5/15/26		490,000	498,428
PulteGroup 5.00% 1/15/27		430,000	450,963
Royal Caribbean Cruises
3.70% 3/15/28		1,505,000	1,494,018
Schaeffler Finance 144A
4.75% 5/15/23 #		200,000	204,500
Scientific Games International
144A 5.00% 10/15/25 #		195,000	195,975
10.00% 12/1/22		575,000	633,219
Scotts Miracle-Gro
5.25% 12/15/26		395,000	414,750
Toyota Motor Credit
2.80% 7/13/22		420,000	425,181
Volkswagen Financial Services
2.375% 11/13/18	GBP	800,000	1,094,418
Wolverine World Wide 144A
5.00% 9/1/26 #		400,000	400,000
Wyndham Worldwide
4.15% 4/1/24		255,000	256,484
ZF North America Capital
144A 4.00% 4/29/20 #		250,000	259,938
			40,835,390
Consumer Non-Cyclical – 3.43%
Abbott Laboratories
2.90% 11/30/21		475,000	480,879
4.90% 11/30/46		1,260,000	1,449,133
AbbVie 2.85% 5/14/23		1,400,000	1,398,447
Actavis 3.25% 10/1/22		300,000	301,198
Adani Abbot Point Terminal
144A 4.45% 12/15/22 #		1,500,000	1,460,315
Air Medical Group Holdings
144A 6.375% 5/15/23 #		110,000	106,150
Albertsons
5.75% 3/15/25		298,000	270,435
6.625% 6/15/24		35,000	33,600

22 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

Principal			Value
amount°			(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Allergan Funding SCS
2.35% 3/12/18		500,000	$500,414
3.45% 3/15/22		1,000,000	1,016,889
Amgen 4.00% 9/13/29	GBP	216,000	336,595
Anheuser-Busch InBev
Finance
1.777% (LIBOR03M +
0.40%) 2/1/19 ●		490,000	491,429
2.65% 2/1/21		900,000	905,084
3.65% 2/1/26		4,720,000	4,877,991
Anheuser-Busch InBev
Worldwide
5.375% 1/15/20		1,000,000	1,061,267
Aramark Services
4.75% 6/1/26		895,000	910,663
Atento Luxco 1 144A
6.125% 8/10/22 #		740,000	777,000
BAT Capital
144A 2.764% 8/15/22 #		440,000	438,017
144A 3.557% 8/15/27 #		2,270,000	2,276,870
BAT International Finance
144A 2.75% 6/15/20 #		700,000	703,793
Becle 144A 3.75% 5/13/25 #		1,815,000	1,824,412
Becton Dickinson
3.363% 6/6/24		1,375,000	1,380,479
Biogen 5.20% 9/15/45		1,455,000	1,732,431
Boston Scientific
2.85% 5/15/20		600,000	605,064
3.375% 5/15/22		800,000	813,093
Cardinal Health
1.948% 6/14/19		1,200,000	1,192,935
Celgene 3.25% 8/15/22		1,475,000	1,499,754
Cencosud 144A
6.625% 2/12/45 #		730,000	801,258
Central Nippon Expressway
2.079% 11/5/19		1,200,000	1,189,002
Change Healthcare Holdings
144A 5.75% 3/1/25 #		265,000	265,994
Cott Holdings 144A
5.50% 4/1/25 #		380,000	391,875
DaVita 5.00% 5/1/25		516,000	517,135
Encompass Health
5.125% 3/15/23		235,000	241,463
5.75% 11/1/24		643,000	660,683
5.75% 9/15/25		270,000	282,150
ESAL 144A 6.25% 2/5/23 #		875,000	835,625
HCA
3.75% 3/15/19		2,600,000	2,629,250
5.375% 2/1/25		1,025,000	1,063,437
5.875% 2/15/26		250,000	265,000
7.58% 9/15/25		30,000	34,500
Hill-Rom Holdings
144A 5.00% 2/15/25 #		245,000	251,051
144A 5.75% 9/1/23 #		325,000	341,656
Imperial Brands Finance
144A 2.05% 2/11/18 #		270,000	269,972
144A 2.95% 7/21/20 #		700,000	707,143
144A 3.75% 7/21/22 #		470,000	486,128
inVentiv Group Holdings
144A 7.50% 10/1/24 #		14,000	15,190
JBS USA
144A 5.75% 6/15/25 #		155,000	149,963
144A 5.875% 7/15/24 #		320,000	310,800
KAR Auction Services 144A
5.125% 6/1/25 #		200,000	205,500
Kernel Holding 144A
8.75% 1/31/22 #		890,000	982,467
Kraft Heinz Foods 2.23%
(LIBOR03M + 0.82%)
8/10/22 ●		300,000	302,766
Lamb Weston Holdings
144A 4.625% 11/1/24 #		220,000	227,700
144A 4.875% 11/1/26 #		355,000	371,863
Marfrig Holdings Europe
144A 8.00% 6/8/23 #		935,000	978,244
Merck & Co. 1.796%
(LIBOR03M + 0.36%)
5/18/18 ●		680,000	680,578
MHP 144A 7.75% 5/10/24 #		520,000	564,928
Molson Coors Brewing
3.00% 7/15/26		1,120,000	1,097,978
4.20% 7/15/46		830,000	848,508
MPH Acquisition Holdings
144A 7.125% 6/1/24 #		330,000	352,275
New York and Presbyterian
Hospital 4.063% 8/1/56		690,000	726,112
Nielsen Co. Luxembourg
144A 5.00% 2/1/25 #		980,000	1,019,200
Pernod Ricard 144A
4.45% 1/15/22 #		1,665,000	1,770,045
Pfizer
1.888% (LIBOR03M +
0.30%) 6/15/18 ●		754,000	754,919
3.00% 12/15/26		1,105,000	1,112,642
Post Holdings
144A 5.00% 8/15/26 #		825,000	813,656

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 23

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Post Holdings
144A 5.75% 3/1/27 #	105,000	$107,100
Prime Security Services
Borrower 144A
9.25% 5/15/23 #	745,000	828,813
Quintiles IMS 144A
5.00% 10/15/26 #	610,000	627,537
Reynolds American
4.00% 6/12/22	900,000	941,185
Service Corp International
4.625% 12/15/27	355,000	361,078
ServiceMaster 144A
5.125% 11/15/24 #	460,000	466,900
Shire Acquisitions Investments
Ireland
2.40% 9/23/21	1,620,000	1,595,739
2.875% 9/23/23	1,385,000	1,363,121
Teleflex 4.625% 11/15/27	305,000	308,751
Tempur Sealy International
5.50% 6/15/26	450,000	462,465
Tenet Healthcare 144A
5.125% 5/1/25 #	1,105,000	1,081,519
Thermo Fisher Scientific
3.00% 4/15/23	1,980,000	1,994,270
Tyson Foods 2.65% 8/15/19	1,500,000	1,507,645
Universal Health Services
144A 3.75% 8/1/19 #	1,400,000	1,428,000
144A 5.00% 6/1/26 #	210,000	217,613
Zimmer Biomet Holdings
3.15% 4/1/22	300,000	300,986
4.625% 11/30/19	1,270,000	1,319,126
		68,274,841
Energy – 4.03%
Abu Dhabi Crude Oil Pipeline
144A 3.65% 11/2/29 #	1,090,000	1,084,191
144A 4.60% 11/2/47 #	780,000	804,391
Alta Mesa Holdings
7.875% 12/15/24	80,000	88,100
Anadarko Petroleum
6.60% 3/15/46	1,215,000	1,567,199
Andeavor
3.80% 4/1/28	315,000	316,309
4.50% 4/1/48	120,000	121,747
Andeavor Logistics
5.25% 1/15/25	390,000	410,651
6.875µψ	25,000	25,427
Antero Resources
5.00% 3/1/25	110,000	112,750
5.625% 6/1/23	90,000	94,050
Cheniere Corpus Christi
Holdings 5.875% 3/31/25	295,000	320,259
Chevron 2.017% (LIBOR03M
+ 0.53%) 3/3/22 ●	575,000	581,397
ConocoPhillips 2.316%
(LIBOR03M + 0.90%)
5/15/22 ●	575,000	588,108
Crestwood Midstream
Partners 5.75% 4/1/25	405,000	419,681
Diamondback Energy
4.75% 11/1/24	775,000	781,781
Ecopetrol
5.875% 9/18/23	410,000	454,075
7.375% 9/18/43	270,000	325,553
Enbridge
1.75% (LIBOR03M +
0.40%) 1/10/20 ●	2,550,000	2,554,269
2.288% (LIBOR03M +
0.70%) 6/15/20 ●	1,350,000	1,363,025
3.70% 7/15/27	1,400,000	1,408,244
Energy Partners
5.00% 10/1/22	1,500,000	1,600,370
5.75% 9/1/20	400,000	425,931
Energy Transfer
6.125% 12/15/45	1,640,000	1,785,680
9.70% 3/15/19	694,000	751,270
Energy Transfer Equity
5.50% 6/1/27	50,000	51,125
7.50% 10/15/20	475,000	523,687
Energy Transfer Partners
6.625µψ	1,235,000	1,201,809
Enlink Midstream Partners
6.00µψ	455,000	436,906
Enterprise Products Operating
7.034% 1/15/68 µ	200,000	201,000
Exxon Mobil 1.878%
(LIBOR03M + 0.37%)
3/6/22 ●	1,125,000	1,133,435
Florida Gas Transmission
144A 7.90% 5/15/19 #	320,000	342,731
Gazprom OAO Via Gaz
Capital 144A
4.95% 3/23/27 #	1,065,000	1,110,422
Genesis Energy
6.75% 8/1/22	690,000	719,325
Gulfport Energy
6.00% 10/15/24	520,000	522,600
6.625% 5/1/23	245,000	251,125
Hilcorp Energy I
144A 5.00% 12/1/24 #	700,000	696,500

24 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Hilcorp Energy I
144A 5.75% 10/1/25 #	40,000	$41,100
Holly Energy Partners 144A
6.00% 8/1/24 #	40,000	41,900
KazMunayGas National
144A 3.875% 4/19/22 #	345,000	351,015
144A 4.75% 4/19/27 #	550,000	580,943
Kinder Morgan Energy
Partners
5.00% 10/1/21	620,000	661,296
5.95% 2/15/18	1,000,000	1,004,680
6.85% 2/15/20	2,000,000	2,167,348
9.00% 2/1/19	2,200,000	2,349,180
Laredo Petroleum
6.25% 3/15/23	285,000	296,485
Marathon Oil 4.40% 7/15/27	515,000	539,084
MPLX 4.875% 12/1/24	1,615,000	1,742,913
Murphy Oil 6.875% 8/15/24	1,030,000	1,102,100
Murphy Oil USA
6.00% 8/15/23	895,000	937,513
Nabors Industries
5.50% 1/15/23	262,000	254,795
Newfield Exploration
5.375% 1/1/26	50,000	53,125
5.75% 1/30/22	475,000	509,437
Noble Energy
3.85% 1/15/28	2,020,000	2,029,674
4.95% 8/15/47	155,000	166,385
5.05% 11/15/44	500,000	537,130
NuStar Logistics
5.625% 4/28/27	285,000	290,700
Oasis Petroleum
6.50% 11/1/21	260,000	266,175
6.875% 3/15/22	40,000	41,150
ONEOK
4.95% 7/13/47	560,000	584,384
7.50% 9/1/23	1,485,000	1,770,966
Pertamina Persero
144A 4.30% 5/20/23 #	475,000	497,567
144A 4.875% 5/3/22 #	525,000	559,213
144A 5.625% 5/20/43 #	255,000	277,926
Petrobras Global Finance
144A 5.299% 1/27/25 #	520,000	522,210
144A 5.999% 1/27/28 #	2,816,000	2,826,560
6.125% 1/17/22	500,000	531,875
6.75% 1/27/41	985,000	987,323
6.85% 6/5/15	1,700,000	1,642,625
7.25% 3/17/44	1,040,000	1,084,200
7.375% 1/17/27	385,000	424,655
Petroleos Mexicanos
3.125% 1/23/19	200,000	201,500
144A 5.186% (LIBOR03M
+ 3.65%) 3/11/22 #●	110,000	121,054
144A 6.50% 3/13/27 #	390,000	426,757
144A 6.75% 9/21/47 #	305,000	319,137
6.75% 9/21/47	155,000	162,184
9.25% 3/30/18	1,000,000	1,019,880
Precision Drilling
144A 7.125% 1/15/26 #	165,000	168,713
7.75% 12/15/23	235,000	247,925
QEP Resources
5.25% 5/1/23	565,000	574,526
Raizen Fuels Finance 144A
5.30% 1/20/27 #	885,000	928,188
Rio Oil Finance Trust
Series 2014-1
9.25% 7/6/24	177,103	192,157
Rockies Express Pipeline
144A 6.85% 7/15/18 #	500,000	511,250
Sabine Pass Liquefaction
5.75% 5/15/24	6,950,000	7,733,364
5.875% 6/30/26	1,815,000	2,041,906
6.25% 3/15/22	400,000	445,397
Shell International Finance
1.863% (LIBOR03M +
0.45%) 5/11/20 ●	595,000	600,651
4.375% 5/11/45	151,000	170,046
Southern Gas Corridor 144A
6.875% 3/24/26 #	600,000	683,213
Southwestern Energy
4.10% 3/15/22	220,000	217,250
6.70% 1/23/25	95,000	99,156
Spectra Energy Partners
2.195% (LIBOR03M +
0.70%) 6/5/20 ●	500,000	503,921
Statoil 1.857% (LIBOR03M +
0.46%) 11/8/18 ●	835,000	837,237
Summit Midstream Holdings
5.75% 4/15/25	425,000	430,691
Targa Resources Partners
5.375% 2/1/27	680,000	700,400
Tecpetrol 144A
4.875% 12/12/22 #	1,340,000	1,346,030
Tengizchevroil Finance Co.
International 144A
4.00% 8/15/26 #	785,000	789,514
Transcanada Trust
5.30% 3/15/77 µ	555,000	573,384
5.875% 8/15/76 µ	560,000	607,600

(continues)      NQ-OPTFI [12/17] 2/18 (421423) 25

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Transocean 144A
9.00% 7/15/23 #	70,000	$75,950
Transocean Proteus 144A
6.25% 12/1/24 #	292,500	307,856
WildHorse Resource
Development
6.875% 2/1/25	80,000	82,000
Woodside Finance
144A 3.65% 3/5/25 #	485,000	488,574
144A 3.70% 9/15/26 #	400,000	402,334
144A 4.60% 5/10/21 #	400,000	419,124
144A 8.75% 3/1/19 #	1,125,000	1,204,525
YPF
144A 7.00% 12/15/47 #	470,000	466,945
144A 25.458%
(BADLARPP + 4.00%)
7/7/20 #●	1,205,000	1,180,780
		80,129,874
Finance Companies – 1.57%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #µ	1,585,000	1,739,537
AerCap Ireland Capital
3.65% 7/21/27	1,990,000	1,972,789
4.625% 10/30/20	1,000,000	1,048,901
Air Lease
3.00% 9/15/23	985,000	978,485
3.625% 4/1/27	715,000	715,622
American Express
7.00% 3/19/18	6,600,000	6,671,037
Aviation Capital Group
144A 2.875% 9/17/18 #	300,000	301,052
144A 3.50% 11/1/27 #	480,000	471,253
144A 4.875% 10/1/25 #	1,090,000	1,185,792
144A 6.75% 4/6/21 #	500,000	559,171
BOC Aviation
144A 2.375% 9/15/21 #	910,000	886,855
2.375% 9/15/21	600,000	584,740
3.00% 5/23/22	300,000	297,081
Citicorp Lease Pass Through
Trust Series 1999-1 144A
8.04% 12/15/19 #⧫	148,870	163,754
GATX 2.111% (LIBOR03M +
0.72%) 11/5/21 ●	1,300,000	1,310,264
GE Capital International
Funding Unlimited
2.342% 11/15/20	251,000	249,927
Intercontinental Exchange
3.10% 9/15/27	570,000	569,932
International Lease Finance
6.25% 5/15/19	200,000	209,632
144A 7.125% 9/1/18 #	100,000	103,203
8.625% 1/15/22	1,455,000	1,753,645
LeasePlan 144A
2.875% 1/22/19 #	1,600,000	1,601,390
Navient 5.50% 1/15/19	2,500,000	2,550,000
SMBC Aviation Capital
Finance 144A
3.00% 7/15/22 #	400,000	396,488
Springleaf Finance
8.25% 12/15/20	2,500,000	2,756,250
SUAM Finance 144A
4.875% 4/17/24 #	655,000	698,394
SURA Asset Management
144A 4.375% 4/11/27 #	315,000	318,937
Temasek Financial I 144A
2.375% 1/23/23 #	560,000	553,987
Waha Aerospace
3.925% 7/28/20	630,000	641,268
		31,289,386
Insurance – 0.70%
Allstate 3.28% 12/15/26	305,000	310,096
Athene Global Funding 144A
2.924% (LIBOR03M +
1.23%) 7/1/22 #●	700,000	710,971
AXIS Specialty Finance
4.00% 12/6/27	1,170,000	1,177,274
Berkshire Hathaway
2.75% 3/15/23	600,000	604,258
Berkshire Hathaway Finance
2.90% 10/15/20	885,000	901,653
Cigna 3.05% 10/15/27	1,205,000	1,185,711
HUB International 144A
7.875% 10/1/21 #	120,000	125,100
Liberty Mutual Group 144A
4.95% 5/1/22 #	320,000	345,589
MetLife 144A
9.25% 4/8/38 #	1,100,000	1,625,250
MetLife Capital Trust IV 144A
7.875% 12/15/37 #	300,000	401,250
Metropolitan Life Global
Funding I 144A
3.45% 12/18/26 #	765,000	786,808
Nuveen Finance
144A 2.95% 11/1/19 #	1,130,000	1,141,179
144A 4.125% 11/1/24 #	1,460,000	1,542,780
Progressive 4.125% 4/15/47	780,000	843,763
Prudential Financial
5.375% 5/15/45 µ	765,000	821,610

26 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Insurance (continued)
USIS Merger Sub 144A
6.875% 5/1/25 #	200,000	$202,500
XLIT
3.817% (LIBOR03M +
2.458%)Ψ●	510,000	457,980
5.50% 3/31/45	725,000	772,475
		13,956,247
Natural Gas – 0.18%
AmeriGas Partners
5.875% 8/20/26	825,000	853,875
Perusahaan Gas Negara
Persero 144A
5.125% 5/16/24 #	615,000	661,633
Sempra Energy 2.038%
(LIBOR03M + 0.45%)
3/15/21 ●	2,050,000	2,054,107
		3,569,615
Real Estate Investment Trusts – 1.36%
Alexandria Real Estate
Equities 3.45% 4/30/25	1,760,000	1,756,539
American Tower
3.60% 1/15/28	620,000	617,454
4.40% 2/15/26	525,000	552,865
5.05% 9/1/20	500,000	530,703
American Tower Trust I 144A
3.07% 3/15/23 #	1,285,000	1,300,820
AvalonBay Communities
3.20% 1/15/28	1,200,000	1,196,555
CC Holdings GS V
3.849% 4/15/23	450,000	464,745
Corporate Office Properties
3.60% 5/15/23	690,000	691,166
5.25% 2/15/24	670,000	723,589
Crown Castle International
3.65% 9/1/27	980,000	979,286
5.25% 1/15/23	975,000	1,068,614
CubeSmart 3.125% 9/1/26	930,000	887,989
CyrusOne 144A
5.00% 3/15/24 #	150,000	156,000
Digital Realty Trust
3.40% 10/1/20	2,100,000	2,142,686
Education Realty Operating
Partnership
4.60% 12/1/24	950,000	989,215
Equinix 5.375% 5/15/27	350,000	375,375
ESH Hospitality 144A
5.25% 5/1/25 #	845,000	855,563
GEO Group
5.125% 4/1/23	140,000	140,700
6.00% 4/15/26	85,000	87,763
Goodman US Finance Three
144A 3.70% 3/15/28 #	330,000	328,049
HCP 5.375% 2/1/21	359,000	385,749
Hospitality Properties Trust
4.50% 3/15/25	870,000	904,117
Host Hotels & Resorts
3.75% 10/15/23	1,270,000	1,294,186
3.875% 4/1/24	250,000	254,642
4.50% 2/1/26	45,000	47,178
Hudson Pacific Properties
3.95% 11/1/27	490,000	488,320
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	600,000	619,500
Kilroy Realty
3.45% 12/15/24	720,000	718,870
Life Storage
3.50% 7/1/26	695,000	677,918
3.875% 12/15/27	175,000	174,661
MGM Growth Properties
Operating Partnership
4.50% 9/1/26	265,000	265,000
Regency Centers
3.60% 2/1/27	815,000	817,082
SBA Communications
4.875% 9/1/24	525,000	540,750
Starwood Property Trust 144A
4.75% 3/15/25 #	200,000	199,000
Trust F/1401 144A
5.25% 1/30/26 #	745,000	787,837
WEA Finance 144A
3.25% 10/5/20 #	1,800,000	1,832,561
Welltower 2.25% 3/15/18	400,000	400,175
WP Carey 4.60% 4/1/24	695,000	726,846
		26,980,068
Technology – 1.17%
Apple
1.763% (LIBOR03M +
0.35%) 5/11/22 ●	1,040,000	1,047,283
1.903% (LIBOR03M +
0.50%) 2/9/22 ●	180,000	182,585
2.75% 1/13/25	2,215,000	2,197,293
Broadcom
144A 3.00% 1/15/22 #	1,400,000	1,389,289
144A 3.50% 1/15/28 #	990,000	945,456
CDK Global
144A 4.875% 6/1/27 #	305,000	309,575
5.00% 10/15/24	910,000	947,310
(continues)     NQ-OPTFI [12/17] 2/18 (421423) 27

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Technology (continued)
CDW Finance 5.00% 9/1/25	90,000	$93,600
Cisco Systems 1.981%
(LIBOR03M + 0.50%)
3/1/19 ●	650,000	653,280
Citrix Systems
4.50% 12/1/27	1,840,000	1,870,518
CommScope Technologies
144A 5.00% 3/15/27 #	740,000	741,850
Dell International
4.42% 6/15/21	1,600,000	1,668,533
144A 4.42% 6/15/21 #	300,000	312,820
144A 5.45% 6/15/23 #	600,000	649,039
144A 6.02% 6/15/26 #	600,000	662,493
144A 8.10% 7/15/36 #	15,000	18,980
EMC 2.65% 6/1/20	900,000	889,055
First Data
144A 5.75% 1/15/24 #	510,000	531,547
144A 7.00% 12/1/23 #	268,000	284,080
Genesys Telecommunications
Laboratories 144A
10.00% 11/30/24 #	20,000	21,900
Hewlett Packard Enterprise
2.85% 10/5/18	150,000	150,750
Infor US 6.50% 5/15/22	70,000	72,800
International Business
Machines
1.625% 5/15/20	440,000	434,729
NXP 144A 4.625% 6/1/23 #	575,000	602,887
Oracle
1.859% (LIBOR03M +
0.51%) 10/8/19 ●	940,000	947,611
3.80% 11/15/37	1,585,000	1,665,792
4.00% 11/15/47	1,260,000	1,343,983
Solera 144A
10.50% 3/1/24 #	50,000	56,499
Symantec
4.20% 9/15/20	2,000,000	2,065,000
144A 5.00% 4/15/25 #	530,000	552,525
		23,309,062
Transportation – 1.06%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #⧫	528,957	538,584
American Airlines 2011-1
Class A Pass Through Trust
5.25% 1/31/21 ⧫	305,780	321,711
American Airlines 2014-1
Class A Pass Through Trust
3.70% 10/1/26 ⧫	390,429	399,214
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ⧫	329,496	330,382
American Airlines 2015-2
Class AA Pass Through
Trust 3.60% 9/22/27 ⧫	227,600	232,209
American Airlines 2016-1
Class AA Pass Through
Trust 3.575% 1/15/28 ⧫	461,523	471,376
American Airlines 2016-3
Class AA Pass Through
Trust 3.00% 10/15/28 ⧫	1,264,102	1,239,819
AP Moller – Maersk 144A
2.875% 9/28/20 #	200,000	201,511
Ashtead Capital 144A
4.375% 8/15/27 #	450,000	457,875
Avis Budget Car Rental 144A
6.375% 4/1/24 #	235,000	245,645
Continental Airlines 2009-2
Class A Pass Through Trust
7.25% 11/10/19 ⧫	567,087	611,957
Delta Air Lines
3.625% 3/15/22	500,000	507,809
Delta Air Lines 2007-1 Class
A Pass Through Trust
6.821% 8/10/22 ⧫	242,139	275,893
Doric Nimrod Air Finance
Alpha 2012-1 Class A Pass
Through Trust 144A
5.125% 11/30/22 #⧫	1,193,108	1,246,574
Kansas City Southern
3.00% 5/15/23	500,000	496,203
Latam Airlines 2015-1 Pass
Through Trust Class A
4.20% 11/15/27 ⧫	449,081	455,256
Penske Truck Leasing
144A 2.70% 3/14/23 #	695,000	683,639
144A 3.30% 4/1/21 #	1,230,000	1,253,584
144A 3.40% 11/15/26 #	140,000	138,456
144A 4.20% 4/1/27 #	2,535,000	2,639,230
Transnet SOC 144A
4.00% 7/26/22 #	575,000	564,334
United Airlines 2014-1 Class
A Pass Through Trust
4.00% 4/11/26 ⧫	301,106	316,194
United Airlines 2014-2 Class
A Pass Through Trust
3.75% 9/3/26 ⧫	575,443	596,965
United Airlines 2016-1 Class
AA Pass Through Trust
3.10% 7/7/28 ⧫	555,000	555,416

28 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Transportation (continued)
United Continental Holdings
4.25% 10/1/22	380,000	$381,425
United Parcel Service
3.05% 11/15/27	1,135,000	1,136,172
5.125% 4/1/19	2,210,000	2,292,408
United Rentals North America
5.50% 5/15/27	1,430,000	1,508,650
US Airways 2012-2 Class A
Pass Through Trust 4.625%
6/3/25 ⧫	500,043	532,021
XPO Logistics 144A
6.125% 9/1/23 #	486,000	515,768
		21,146,280
Utilities – 3.05%
Aegea Finance 144A
5.75% 10/10/24 #	585,000	596,700
AEP Texas 144A
2.40% 10/1/22 #	245,000	241,594
AES 5.50% 4/15/25	413,000	435,715
AES Andres 144A
7.95% 5/11/26 #	840,000	913,500
AES Gener
144A 5.25% 8/15/21 #	20,000	20,962
144A
8.375% 12/18/73 #µ	595,000	625,208
Ameren Illinois
3.70% 12/1/47	505,000	517,604
9.75% 11/15/18	2,110,000	2,247,211
American Transmission
Systems 144A
5.25% 1/15/22 #	2,445,000	2,648,194
Avangrid 3.15% 12/1/24	305,000	303,801
Berkshire Hathaway Energy
3.75% 11/15/23	1,145,000	1,193,636
Calpine 144A
5.25% 6/1/26 #	1,040,000	1,023,110
Cerro del Aguila 144A
4.125% 8/16/27 #	1,070,000	1,061,975
Cleveland Electric Illuminating
5.50% 8/15/24	515,000	586,980
CMS Energy 6.25% 2/1/20	1,080,000	1,162,180
ComEd Financing III
6.35% 3/15/33	680,000	746,300
Consumers Energy
3.25% 8/15/46	675,000	649,294
Dominion Energy
2.00% 8/15/21	280,000	273,822
3.625% 12/1/24	820,000	849,716
DTE Energy
2.85% 10/1/26	475,000	456,837
3.30% 6/15/22	715,000	726,058
Duke Energy
1.80% 9/1/21	480,000	467,234
2.65% 9/1/26	205,000	196,745
3.15% 8/15/27	820,000	815,502
Dynegy 144A
8.00% 1/15/25 #	136,000	147,900
E.ON International Finance
144A 5.80% 4/30/18 #	200,000	202,424
Emera 6.75% 6/15/76 µ	1,365,000	1,542,450
Emera US Finance
4.75% 6/15/46	790,000	867,602
Enel 144A 8.75% 9/24/73 #µ	1,605,000	2,000,231
Enel Americas
4.00% 10/25/26	525,000	535,642
Enel Finance International
144A 3.625% 5/25/27 #	2,905,000	2,891,137
Entergy Arkansas
3.75% 2/15/21	200,000	207,312
Entergy Louisiana
3.12% 9/1/27	80,000	79,871
4.05% 9/1/23	1,555,000	1,649,204
4.95% 1/15/45	235,000	247,095
Exelon
2.45% 4/15/21	200,000	199,230
3.497% 6/1/22	1,075,000	1,096,494
3.95% 6/15/25	670,000	699,162
FirstEnergy 2.85% 7/15/22	200,000	198,365
Fortis
2.10% 10/4/21	325,000	317,489
3.055% 10/4/26	1,245,000	1,204,051
Great Plains Energy
4.85% 6/1/21	545,000	577,616
Inkia Energy 144A
5.875% 11/9/27 #	585,000	589,832
ITC Holdings
144A 2.70% 11/15/22 #	330,000	329,731
144A 3.35% 11/15/27 #	990,000	992,484
Jersey Central Power & Light
7.35% 2/1/19	1,000,000	1,050,268
Kansas City Power & Light
3.65% 8/15/25	1,350,000	1,383,703
LG&E & KU Energy
3.75% 11/15/20	165,000	170,326
4.375% 10/1/21	1,555,000	1,644,519
Majapahit Holding
7.75% 1/20/20	400,000	438,520

(continues)      NQ-OPTFI [12/17] 2/18 (421423) 29

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(US $)
Corporate Bonds (continued)
Utilities (continued)
National Rural Utilities
Cooperative Finance
2.70% 2/15/23		1,215,000	$1,214,722
4.75% 4/30/43 µ		1,195,000	1,256,877
5.25% 4/20/46 µ		865,000	930,549
New England Power 144A
3.80% 12/5/47 #		870,000	890,954
New York State Electric & Gas
144A 3.25% 12/1/26 #		1,015,000	1,024,186
Newfoundland & Labrador
Hydro 3.60% 12/1/45	CAD	100,000	84,192
NextEra Energy Capital
Holdings
2.70% 9/15/19		450,000	452,886
3.55% 5/1/27		385,000	392,825
NV Energy 6.25% 11/15/20		935,000	1,027,459
Pedernales Electric
Cooperative (MBIA) 144A
6.202% 11/15/32 #		620,000	698,919
Pennsylvania Electric
5.20% 4/1/20		280,000	295,671
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #		500,000	501,978
144A 5.25% 5/15/47 #		410,000	428,016
Public Service Co. of New
Hampshire
3.50% 11/1/23		635,000	655,335
Public Service Co. of
Oklahoma 5.15% 12/1/19		645,000	675,655
Puget Energy
6.50% 12/15/20		3,800,000	4,209,168
Southern
2.95% 7/1/23		500,000	500,798
3.25% 7/1/26		950,000	933,148
Southern Power 144A
2.175% (LIBOR03M +
0.55%) 12/20/20 #●		1,700,000	1,703,814
Southwestern Electric Power
6.45% 1/15/19		690,000	718,461
Trans-Allegheny Interstate
Line 144A 3.85% 6/1/25 #		525,000	545,327
Union Electric
2.95% 6/15/27		900,000	892,429
Wisconsin Electric Power
4.30% 12/15/45		555,000	614,591
			60,670,496
Total Corporate Bonds
(cost $780,983,934)			798,099,846

Municipal Bonds – 1.05%
American Municipal Power,
Ohio (Combined
Hydroelectric Projects)
Series B
8.084% 2/15/50		1,500,000	2,564,010
Bay Area, California Toll
Authority
(Taxable Build America
Bonds) Series S3 6.907%
10/1/50		905,000	1,434,090
Buckeye, Ohio Tobacco
Settlement Financing
Authority
(Asset-Backed Senior
Turbo) Series A-2 5.875%
6/1/47		295,000	285,413
California State Various
Purposes
(Build America Bonds)
7.55% 4/1/39		715,000	1,128,005
(High Speed Passenger)
Series C 2.344% 4/1/47 ●		1,250,000	1,262,113
Chicago, Illinois Transit
Authority
(Pension Funding) Series A
6.899% 12/1/40		1,800,000	2,445,768
(Retiree Health Care
Funding) Series B 6.899%
12/1/40		1,800,000	2,445,768
Commonwealth of
Massachusetts
Series C 5.00% 10/1/25		100,000	121,902
Municipal Electric Authority of
Georgia (Build America
Bond Plant Vogtle Units 3
& 4 Project)
6.655% 4/1/57		1,800,000	2,273,526
New Jersey Transportation
Trust Fund Authority
(Build America Bond)
Series C 5.754%
12/15/28		1,590,000	1,827,959
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41		495,000	741,366
Series F 7.414% 1/1/40		240,000	371,376
New York City, New York
Transitional Finance
Authority Future Tax
Secured Revenue
(Build America Bond)
5.508% 8/1/37		700,000	892,654

30 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal	Value
	amount°	(US $)
Municipal Bonds (continued)
New York State Urban
Development (Build
America Bond)
5.77% 3/15/39	800,000	$979,720
Oregon State Taxable Pension
5.892% 6/1/27	65,000	78,278
Pennsylvania Higher
Education Assistance
Agency Revenue
(Guaranteed Student
Loans) Series 2006-2 A3
1.702% (LIBOR03M +
0.13%) 10/25/36 ●	673,982	664,493
South Carolina Public Service
Authority
Series D 4.77% 12/1/45	290,000	315,239
Texas Water Development
Board (2016 State Water
Implementation)
Series A 5.00% 10/15/45	255,000	299,039
Series B 5.00% 10/15/46	665,000	784,999
Total Municipal Bonds
(cost $19,903,575)		20,915,718

Non-Agency Asset-Backed Securities – 4.52%
ABFC Trust
Series 2006-HE1 A2D
1.772% (LIBOR01M +
0.22%) 1/25/37 ●	396,095	271,523
AEP Texas Central Transition
Funding II
Series 2006-A A4
5.17% 1/1/18	77,647	77,660
Ally Master Owner Trust
Series 2015-2 A1 2.047%
(LIBOR01M + 0.57%)
1/15/21 ●	1,200,000	1,204,665
American Express Credit
Account Master Trust
Series 2013-1 A 1.897%
(LIBOR01M + 0.42%)
2/16/21 ●	500,000	500,948
Series 2013-2 A 1.897%
(LIBOR01M + 0.42%)
5/17/21 ●	530,000	531,416
Series 2017-2 A 2.038%
(LIBOR01M + 0.45%)
9/16/24 ●	135,000	136,046
Series 2017-5 A 1.857%
(LIBOR01M + 0.38%)
2/18/25 ●	620,000	623,014
Series 2017-8 A 1.597%
(LIBOR01M + 0.12%)
5/16/22 ●	760,000	760,352
Argent Securities
Asset-Backed Pass Through
Certificates
Series 2003-W9 M1
2.587% (LIBOR01M +
1.035%) 1/25/34 ●	260,914	261,318
Argent Securities Trust
Series 2006-M1 A2C
1.702% (LIBOR01M +
0.15%) 7/25/36 ●	1,326,910	562,424
Series 2006-W4 A2C
1.712% (LIBOR01M +
0.16%) 5/25/36 ●	693,141	266,095
Avis Budget Rental Car
Funding AESOP
Series 2013-1A A 144A
1.92% 9/20/19 #	700,000	698,928
Series 2014-1A A 144A
2.46% 7/20/20 #	665,000	665,945
Barclays Dryrock Issuance
Trust
Series 2017-1 A 1.807%
(LIBOR01M + 0.33%)
3/15/23 ●	220,000	220,615
Bayview Opportunity Master
Fund IIIa Trust
Series 2017-RN8 A1 144A
3.352% 11/28/32 #ϕ	300,000	299,392
Bear Stearns Asset-Backed
Securities I Trust
Series 2005-FR1 M2
2.557% (LIBOR01M +
1.005%) 6/25/35 ●	2,000,000	1,996,641
Series 2007-HE2 1A2
1.722% (LIBOR01M +
0.17%) 3/25/37 ●	319,388	384,434
Bear Stearns Asset-Backed
Securities Trust
Series 2007-SD1 22A1
2.565% 10/25/36 ●	200,881	148,089
BMW Floorplan Master
Owner Trust
Series 2015-1A A 144A
1.977% (LIBOR01M +
0.50%) 7/15/20 #●	500,000	501,045

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 31

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
BMW Vehicle Lease Trust
Series 2017-2 A2B 1.681%
(LIBOR01M + 0.18%)
2/20/20 ●	890,000	$890,197
Capital One Multi-Asset
Execution Trust
Series 2017-A5 A5
2.057% (LIBOR01M +
0.58%) 7/15/27 ●	870,000	876,806
Centex Home Equity Loan
Trust
Series 2002-A AF6
5.54% 1/25/32	977	990
Chase Issuance Trust
Series 2013-A6 A6
2.008% (LIBOR01M +
0.42%) 7/15/20 ●	500,000	500,905
Series 2014-A5 A5
1.847% (LIBOR01M +
0.37%) 4/15/21 ●	500,000	501,886
Series 2016-A3 2.027%
(LIBOR01M + 0.55%)
6/15/23 ●	500,000	505,664
Series 2017-A1 A 1.777%
(LIBOR01M + 0.30%)
1/18/22 ●	1,370,000	1,374,876
Citibank Credit Card Issuance
Trust
Series 2013-A2 A2
1.832% (LIBOR01M +
0.28%) 5/26/20 ●	200,000	200,172
Series 2013-A7 A7
1.862% (LIBOR01M +
0.43%) 9/10/20 ●	500,000	501,240
Series 2016-A3 A3
1.893% (LIBOR01M +
0.49%) 12/7/23 ●	500,000	504,798
Series 2017-A5 A5
2.155% (LIBOR01M +
0.62%) 4/22/26 ●	1,195,000	1,208,693
Series 2017-A6 A6
2.242% (LIBOR01M +
0.77%) 5/14/29 ●	340,000	343,191
Series 2017-A7 A7
1.777% (LIBOR01M +
0.37%) 8/8/24 ●	500,000	502,025
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.468% 11/25/36 ϕ	900,000	935,866
CNH Equipment Trust
Series 2016-B A2B
1.877% (LIBOR01M +
0.40%) 10/15/19 ●	65,454	65,486
Countrywide Asset-Backed
Certificates
Series 2004-3 2A 1.952%
(LIBOR01M + 0.40%)
8/25/34 ●	55,184	54,023
Series 2005-AB2 2A3
2.322% (LIBOR01M +
0.77%) 11/25/35 ●	64,163	64,236
Series 2006-1 AF6
4.764% 7/25/36 ●	397,448	400,239
Series 2006-11 1AF6
4.54% 9/25/46 ●	249,892	531,542
Series 2006-26 2A4
1.772% (LIBOR01M +
0.22%) 6/25/37 ●	2,000,000	1,839,958
Series 2007-6 2A4
1.862% (LIBOR01M +
0.31%) 9/25/37 ●	1,000,000	616,459
CSMC
Series 2017-1A-A
4.50% 3/1/21	214,652	216,370
CWABS Asset-Backed
Certificates Trust
Series 2005-3 MV7
3.278% (LIBOR01M +
1.95%) 8/25/35 ●	4,200,000	4,188,563
Series 2005-7 MV3
2.132% (LIBOR01M +
0.58%) 11/25/35 ●	395,927	394,926
Series 2006-17 2A2
1.702% (LIBOR01M +
0.15%) 3/25/47 ●	2,020,766	1,948,662
Discover Card Execution Note
Trust
Series 2013-A6 A6
1.927% (LIBOR01M +
0.45%) 4/15/21 ●	560,000	561,773
Series 2014-A1 A1
1.907% (LIBOR01M +
0.43%) 7/15/21 ●	1,190,000	1,194,069
Series 2017-A1 A1
1.967% (LIBOR01M +
0.49%) 7/15/24 ●	1,205,000	1,214,227
Series 2017-A3 A3
1.707% (LIBOR01M +
0.23%) 10/17/22 ●	8,940,000	8,958,570

32 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
Discover Card Execution Note
Trust
Series 2017-A5 A5
2.077% (LIBOR01M +
0.60%) 12/15/26 ●	1,940,000	$1,961,453
Series 2017-A7 A7
1.837% (LIBOR01M +
0.36%) 4/15/25 ●	2,625,000	2,635,922
EquiFirst Mortgage Loan Trust
Series 2004-2 M7 4.552%
(LIBOR01M + 3.00%)
10/25/34 ●	662,361	646,084
Ford Credit Auto Lease Trust
Series 2017-B A2B
1.637% (LIBOR01M +
0.16%) 6/15/20 ●	930,000	929,778
Golden Credit Card Trust
Series 2014-2A A 144A
1.927% (LIBOR01M +
0.45%) 3/15/21 #●	420,000	421,621
Series 2016-1A A 144A
2.077% (LIBOR01M +
0.60%) 1/15/20 #●	1,000,000	1,000,268
GSAMP Trust
Series 2006-FM3 A2D
1.782% (LIBOR01M +
0.23%) 11/25/36 ●	1,112,082	671,940
Series 2007-SEA1 A 144A
1.852% (LIBOR01M +
0.30%) 12/25/36 #●	1,008,549	973,016
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	1,009,800	982,323
Home Equity Mortgage Loan
Asset-Backed Trust
Series 2007-A 2A3
1.792% (LIBOR01M +
0.24%) 4/25/37 ●	1,630,975	1,138,068
HSI Asset Securitization Trust
Series 2006-HE1 2A1
1.602% (LIBOR01M +
0.05%) 10/25/36 ●	32,867	18,138
JPMorgan Mortgage
Acquisition Trust
Series 2006-CW2 AV5
1.792% (LIBOR01M +
0.24%) 8/25/36 ●	500,000	449,141
Long Beach Mortgage Loan
Trust
Series 2006-1 2A4
1.852% (LIBOR01M +
0.30%) 2/25/36 ●	3,883,118	2,748,362
Series 2006-7 1A 1.707%
(LIBOR01M + 0.155%)
8/25/36 ●	4,047,074	2,722,480
Mercedes-Benz Master Owner
Trust
Series 2016-AA A 144A
2.057% (LIBOR01M +
0.58%) 5/15/20 #●	915,000	916,643
Series 2016-BA A 144A
2.177% (LIBOR01M +
0.70%) 5/17/21 #●	1,021,000	1,028,454
Merrill Lynch Mortgage
Investors Trust
Series 2006-FF1 M2
1.842% (LIBOR01M +
0.29%) 8/25/36 ●	2,000,000	1,998,868
Morgan Stanley ABS Capital I
Trust
Series 2007-HE1 A2C
1.702% (LIBOR01M +
0.15%) 11/25/36 ●	5,572,171	3,704,326
Series 2007-HE5 A2D
1.892% (LIBOR01M +
0.34%) 3/25/37 ●	3,727,026	2,006,940
Navistar Financial Dealer Note
Master Owner Trust II
Series 2016-1 A 144A
2.902% (LIBOR01M +
1.35%) 9/27/21 #●	525,000	528,087
New Century Home Equity
Loan Trust
Series 2005-1 M2 2.272%
(LIBOR01M + 0.72%)
3/25/35 ●	233,599	220,375
New Residential Mortgage
Loan Trust
Series 2017-6A A1 144A
4.00% 8/27/57 #●	279,369	286,670
Nissan Auto Receivables
Owner Trust
Series 2016-C A2A
1.07% 5/15/19	61,348	61,304
Option One Mortgage Loan
Trust
Series 2005-1 M1 2.332%
(LIBOR01M + 0.78%)
2/25/35 ●	2,155,252	2,015,467
Series 2007-4 2A4
1.862% (LIBOR01M +
0.31%) 4/25/37 ●	7,016,464	4,415,571

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 33

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Asset-Backed Securities (continued)
PFS Financing
Series 2017-C A 144A
1.947% (LIBOR01M +
0.47%) 10/15/21 #●	685,000	$683,902
RAAC Trust
Series 2005-SP2 2A
1.852% (LIBOR01M +
0.30%) 6/25/44 ●	532,149	468,133
RAMP Trust
Series 2006-RZ5 A2
1.732% (LIBOR01M +
0.18%) 8/25/46 ●	56,178	56,159
Series 2007-RZ1 A2
1.712% (LIBOR01M +
0.16%) 2/25/37 ●	488,076	483,844
Rise
Series 2014-1 A
4.75% 2/15/39 ●	1,810,130	1,830,494
Sofi Consumer Loan Program
Series 2017-3 A 144A
2.77% 5/25/26 #	1,698,806	1,699,422
Sofi Professional Loan
Program
Series 2016-F A2 144A
3.02% 2/25/40 #	541,964	540,246
Soundview Home Loan Trust
Series 2006-WF2 A1
1.682% (LIBOR01M +
0.13%) 12/25/36 ●	366,663	365,489
SpringCastle America Funding
Series 2016-AA A 144A
3.05% 4/25/29 #	3,037,151	3,055,987
Structured Asset Investment
Loan Trust
Series 2003-BC2 M1
2.932% (LIBOR01M +
1.38%) 4/25/33 ●	15,778	15,459
Structured Asset Securities
Mortgage Loan Trust
Series 2006-BC1 A6
1.822% (LIBOR01M +
0.27%) 3/25/36 ●	1,800,000	1,491,359
Towd Point Mortgage Trust
Series 2017-1 A1 144A
2.75% 10/25/56 #●	357,782	357,284
Series 2017-2 A1 144A
2.75% 4/25/57 #●	196,435	196,258
Series 2017-4 M1 144A
3.25% 6/25/57 #●	615,000	602,863
Verizon Owner Trust
Series 2016-2A A 144A
1.68% 5/20/21 #	680,000	675,344
VOLT LIX
Series 2017-NPL6 A1 144A
3.25% 5/25/47 #ϕ	67,081	67,244
VOLT LVIII
Series 2017-NPL5 A1 144A
3.375% 5/28/47 #ϕ	284,281	284,699
VOLT LX
Series 2017-NPL7 A1 144A
3.25% 4/25/59 #ϕ	202,908	203,256
VOLT LXI
Series 2017-NPL8 A1 144A
3.125% 6/25/47 #ϕ	70,214	70,241
Volt LXIII
Series 2017-NP10 A1
144A 3.00% 10/25/47 #ϕ	500,000	499,211
VOLT XL
Series 2015-NP14 A1
144A
4.375% 11/27/45 #ϕ	75,630	75,799
Wendys Funding
Series 2018-1A A2I 144A
3.573% 3/15/48 #	480,000	479,850
Total Non-Agency Asset-Backed
Securities
(cost $86,835,964)		89,890,804

Non-Agency Collateralized Mortgage Obligations – 1.46%
Alternative Loan Trust
Resecuritization
Series 2008-2R 3A1
6.00% 8/25/37 ●	1,352,708	1,088,213
ARM Trust
Series 2004-5 3A1
3.769% 4/25/35 ●	571,983	576,659
Series 2005-10 3A31
3.468% 1/25/36 ●	250,123	239,149
Series 2006-2 1A4
3.387% 5/25/36 ●	1,008,961	936,897
Banc of America Funding Trust
Series 2005-E 7A1 2.167%
(COF 11 + 1.43%)
6/20/35 ●	209,407	174,650
Series 2006-I 1A1
3.374% 12/20/36 ●	328,717	331,782
Banc of America Mortgage
Trust
Series 2003-D 2A1
3.917% 5/25/33 ●	273,109	276,693
Bank of America Alternative
Loan Trust
Series 2005-6 7A1
5.50% 7/25/20	31,664	30,203

34 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

		Principal	Value
		amount°	(US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Bear Stearns ARM Trust
Series 2003-5 2A1
3.385% 8/25/33 ●		53,545	$53,500
Series 2005-2 A2 3.636%
(LIBOR12M + 1.95%)
3/25/35 ●		106,373	107,412
Chase Mortgage Finance Trust
Series 2005-A1 3A1
3.355% 12/25/35 ●		125,054	121,787
CHL Mortgage Pass Through
Trust
Series 2007-4 1A1 6.00%
5/25/37 ⧫		1,237,030	1,002,171
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A
5.75% 12/26/35 #		1,509,406	1,402,157
Series 2007-1 5A14
6.00% 2/25/37		279,043	251,562
Series 2007-3 4A6
1.802% (LIBOR01M +
0.25%) 4/25/37 ●		254,005	216,198
Series 2007-3 4A12
5.198% (6.75% minus
LIBOR01M, Cap 6.75%,
Floor 0.00%) 4/25/37 ∑●		254,005	36,532
Series 2007-3 4A15
5.50% 4/25/37		112,786	111,412
GMACM Mortgage Loan Trust
Series 2006-J1 A1
5.75% 4/25/36		50,521	49,540
GSR Mortgage Loan Trust
Series 2007-AR1 2A1
3.537% 3/25/47 ●		976,511	899,545
JPMorgan Mortgage Trust
Series 2006-A6 2A4L
3.60% 10/25/36 ●		575,667	521,110
Series 2006-A7 2A2
3.554% 1/25/37 ●		107,906	108,592
Series 2007-A1 6A1
3.575% 7/25/35 ●		192,701	193,117
Series 2014-2 B1 144A
3.427% 6/25/29 #●		73,169	73,864
Series 2014-2 B2 144A
3.427% 6/25/29 #●		73,169	73,366
Series 2015-1 B1 144A
2.587% 12/25/44 #●		649,682	646,415
Series 2015-4 B1 144A
3.626% 6/25/45 #●		807,130	810,671
Series 2015-4 B2 144A
3.626% 6/25/45 #●		344,968	339,211
Series 2015-5 B2 144A
2.864% 5/25/45 #●		531,482	521,982
Series 2015-6 B1 144A
3.617% 10/25/45 #●		348,504	347,345
Series 2015-6 B2 144A
3.617% 10/25/45 #●		339,085	329,216
Series 2016-4 B1 144A
3.901% 10/25/46 #●		243,130	248,096
Series 2016-4 B2 144A
3.901% 10/25/46 #●		413,321	420,604
Series 2017-1 B2 144A
3.558% 1/25/47 #●		722,029	717,729
Series 2017-2 A3 144A
3.50% 5/25/47 #●		339,441	343,822
Series 2017-6 B1 144A
3.859% 12/25/48 #=●		470,000	476,298
Lehman Mortgage Trust
Series 2007-10 2A2
6.50% 1/25/38		1,803,825	1,312,301
Ludgate Funding
Series 2006-1X A2A
0.71% (BP0003M +
0.19%) 12/1/60 ●	GBP	1,698,486	2,210,469
Series 2008-W1X A1
1.119% (BP0003M +
0.60%) 1/1/61 ●	GBP	746,551	988,907
Mansard Mortgages Parent
Series 2007-1X A2 0.559%
(BP0003M + 0.18%)
4/15/47 ●	GBP	812,848	1,061,216
MASTR Alternative Loan Trust
Series 2004-3 8A1
7.00% 4/25/34		3,335	3,520
Series 2004-5 6A1
7.00% 6/25/34		43,946	45,960
MASTR ARM Trust
Series 2004-4 4A1
3.489% 5/25/34 ●		92,543	92,332
Merrill Lynch Mortgage
Investors Trust
Series 2004-A1 2A2
3.178% 2/25/34 ●		6,460	6,452
New Residential Mortgage
Loan Trust
Series 2017-2A A3 144A
4.00% 3/25/57 #●		432,257	446,737
Opteum Mortgage
Acceptance Trust
Series 2006-1 2A1
5.75% 4/25/36 ●		532,098	534,239

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 35

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Reperforming Loan REMIC
Trust
Series 2006-R1 AF1 144A
1.892% (LIBOR01M +
0.34%) 1/25/36 #●		1,401,457	$1,325,102
RFMSI Trust
Series 2004-S9 2A1
4.75% 12/25/19		41,028	41,096
Sequoia Mortgage Trust
Series 2004-5 A3 2.192%
(LIBOR06M + 0.56%)
6/20/34 ●		226,343	217,334
Series 2007-1 4A1
3.559% 9/20/46 ●		702,610	583,613
Series 2015-1 B2 144A
3.874% 1/25/45 #●		367,980	367,445
Series 2017-4 A1 144A
3.50% 7/25/47 #●		364,384	370,680
Structured ARM Loan Trust
Series 2006-1 7A4
3.33% 2/25/36 ●		546,468	483,017
Structured Asset Mortgage
Investments II Trust
Series 2005-AR5 A2
1.745% (LIBOR01M +
0.25%) 7/19/35 ●		447,800	437,717
Thrones
Series 2013-1 A 1.813%
(BP0003M + 1.50%)
7/20/44 ●	GBP	1,189,093	1,612,288
WaMu Mortgage Pass
Through Certificates Trust
Series 2005-AR16 1A3
3.363% 12/25/35 ⧫●		526,572	512,942
Series 2007-HY1 3A3
3.229% 2/25/37 ⧫●		276,505	264,685
Series 2007-HY7 4A1
3.38% 7/25/37 ⧫●		576,936	535,486
Washington Mutual Mortgage
Pass Through Certificates
Trust
Series 2005-1 5A2 6.00%
3/25/35 ⧫		28,065	7,655
Wells Fargo Mortgage-Backed
Securities Trust
Series 2005-AR16 2A1
3.542% 2/25/34 ●		138,457	141,721
Series 2006-2 3A1
5.75% 3/25/36		65,859	65,899
Series 2006-3 A11
5.50% 3/25/36		87,318	89,307
Series 2006-6 1A3
5.75% 5/25/36		40,074	40,148
Series 2006-AR5 2A1
3.325% 4/25/36 ●		49,649	46,902
Series 2006-AR11 A6
3.484% 8/25/36 ●		551,895	527,039
Series 2006-AR17 A1
3.631% 10/25/36 ●		317,221	309,556
Series 2007-10 1A36
6.00% 7/25/37		233,899	232,754
Total Non-Agency
Collateralized Mortgage
Obligations (cost $29,870,543)			28,992,019

Non-Agency Commercial Mortgage-Backed Securities – 4.33%
BAMLL Commercial Mortgage
Securities Trust
Series 2015-ASHF A 144A
2.697% (LIBOR01M +
1.22%) 1/15/28 #●		900,000	901,705
Banc of America Commercial
Mortgage Trust
Series 2017-BNK3 AS
3.748% 2/15/50		640,000	656,694
Series 2017-BNK3 C
4.352% 2/15/50 ●		325,000	330,805
BANK
Series 2017-BNK5 A5
3.39% 6/15/60		1,430,000	1,458,648
Series 2017-BNK5 B
3.896% 6/15/60 ●		605,000	611,570
Series 2017-BNK7 A5
3.435% 9/15/60		715,000	730,725
Series 2017-BNK7 B
3.949% 9/15/60		1,085,000	1,105,505
Series 2017-BNK8 A4
3.488% 11/15/50		515,000	528,589
BBCMS Trust
Series 2015-RRI A 144A
2.727% (LIBOR01M +
1.25%) 5/15/32 #●		4,851,384	4,855,128
Series 2015-STP A 144A
3.323% 9/10/28 #		4,462,587	4,535,579
BX Trust
Series 2017-APPL A 144A
2.357% (LIBOR01M +
0.88%) 7/15/34 #●		600,000	600,752

36 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal	Value
	amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
CCUBS Commercial Mortgage
Trust
Series 2017-C1 A4
3.544% 11/15/50 ●	3,600,000	$3,699,751
CD Mortgage Trust
Series 2016-CD2 A3
3.248% 11/10/49	4,000,000	4,054,187
Series 2016-CD2 A4
3.526% 11/10/49 ●	620,000	639,760
Series 2017-CD6 B
3.911% 11/13/50 ●	440,000	449,897
CFCRE Commercial Mortgage
Trust
Series 2016-C7 A3
3.839% 12/10/54	1,100,000	1,147,912
Series 2017-C8 A4
3.572% 6/15/50	440,000	449,226
Citigroup Commercial
Mortgage Trust
Series 2014-GC25 A4
3.635% 10/10/47	785,000	816,072
Series 2015-GC27 A5
3.137% 2/10/48	3,085,000	3,108,176
Series 2016-P3 A4
3.329% 4/15/49	1,895,000	1,927,792
Series 2017-C4 A4
3.471% 10/12/50	1,015,000	1,039,790
COMM Mortgage Trust
Series 2013-WWP A2
144A 3.424% 3/10/31 #	1,100,000	1,140,735
Series 2014-CR20 AM
3.938% 11/10/47	2,225,000	2,295,965
Series 2015-3BP A 144A
3.178% 2/10/35 #	605,000	609,108
Series 2015-CR23 A4
3.497% 5/10/48	780,000	801,787
Commercial Mortgage Pass
Through Certificates
Series 2016-CR28 A4
3.762% 2/10/49 ⧫	1,295,000	1,359,931
DBJPM Mortgage Trust
Series 2016-C1 A4
3.276% 5/10/49	1,970,000	1,996,156
Series 2016-C3 A5
2.89% 9/10/49	945,000	931,383
DBUBS Mortgage Trust
Series 2011-LC1A C 144A
5.698% 11/10/46 #●	955,000	1,023,025
GRACE Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	2,200,000	2,256,278
Series 2014-GRCE B 144A
3.52% 6/10/28 #	1,455,000	1,476,008
GS Mortgage Securities Trust
Series 2010-C1 C 144A
5.635% 8/10/43 #●	375,000	390,952
Series 2016-RENT A 144A
3.203% 2/10/29 #	2,300,000	2,322,493
Series 2017-GS5 A4
3.674% 3/10/50	1,205,000	1,260,494
Series 2017-GS6 A3
3.433% 5/10/50	1,935,000	1,982,965
Series 2017-GS6 XA
1.052% 5/10/50 ●	21,971,294	1,770,829
JPMBB Commercial Mortgage
Securities Trust
Series 2005-CB11 E
5.525% 8/12/37 ●	230,000	235,167
Series 2013-LC11 B
3.499% 4/15/46	355,000	353,219
Series 2015-C31 A3
3.801% 8/15/48	650,000	680,990
Series 2015-C33 A4
3.77% 12/15/48	570,000	596,889
Series 2016-JP2 A4
2.822% 8/15/49	2,555,000	2,500,978
Series 2016-JP2 AS
3.056% 8/15/49	1,250,000	1,214,960
Series 2016-JP3 B
3.397% 8/15/49 ●	1,550,000	1,508,599
Series 2016-WIKI A 144A
2.798% 10/5/31 #	705,000	705,724
Series 2016-WIKI B 144A
3.201% 10/5/31 #	690,000	692,568
Series 2017-C7 A5
3.409% 10/15/50	1,395,000	1,429,667
JPMDB Commercial Mortgage
Securities Trust
Series 2016-C2 A4
3.144% 6/15/49	1,640,000	1,645,369
Series 2016-C4 A3
3.141% 12/15/49	1,065,000	1,067,128
LB-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ
5.452% 9/15/39 ●	708,530	562,930
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2014-C17 A5
3.741% 8/15/47	795,000	830,650

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 37

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C23 A4
3.719% 7/15/50		1,275,000	$1,332,300
Series 2015-C26 A5
3.531% 10/15/48		820,000	847,158
Series 2015-C27 ASB
3.557% 12/15/47		2,200,000	2,287,062
Series 2016-C29 A4
3.325% 5/15/49		795,000	807,959
Morgan Stanley Capital I Trust
Series 2011-C3 A4
4.118% 7/15/49		855,000	895,015
Series 2014-CPT AM 144A
3.402% 7/13/29 #●		2,200,000	2,241,296
Series 2016-BNK2 A4
3.049% 11/15/49		2,066,000	2,056,960
RFTI Issuer
Series 2015-FL1 A 144A
3.227% (LIBOR01M +
1.75%) 8/15/30 #●		752,295	753,498
UBS Commercial Mortgage
Trust
Series 2012-C1 A3
3.40% 5/10/45		1,458,938	1,496,495
Wells Fargo Commercial
Mortgage Trust
Series 2014-LC18 A5
3.405% 12/15/47		275,000	281,534
Series 2015-C30 XA
0.958% 9/15/58 ●		6,387,904	357,335
Series 2015-NXS3 A4
3.617% 9/15/57		510,000	529,159
Series 2016-BNK1 A3
2.652% 8/15/49		1,220,000	1,181,191
Series 2017-C38 A5
3.453% 7/15/50		905,000	924,789
Series 2017-RB1 XA
1.285% 3/15/50 ●		8,508,845	788,846
Total Non-Agency Commercial
Mortgage-Backed Securities
(cost $87,080,638)			86,071,807

Regional Bonds – 0.57%Δ
Argentina – 0.09%
Provincia de Buenos Aires
144A 7.875% 6/15/27 #		630,000	700,762
Provincia de Cordoba
144A 7.125% 6/10/21 #		395,000	427,572
144A 7.125% 8/1/27 #		675,000	718,031
			1,846,365
Australia – 0.05%
New South Wales Treasury
4.00% 5/20/26	AUD	404,900	343,517
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	446,000	338,042
144A 3.25% 7/21/28 #	AUD	495,000	389,698
			1,071,257
Canada – 0.16%
Province of New Brunswick
2.50% 12/12/22		300,000	299,157
Province of Ontario
2.60% 6/2/27	CAD	203,000	161,326
3.45% 6/2/45	CAD	551,000	479,795
Province of Quebec
1.65% 3/3/22	CAD	419,000	327,050
6.00% 10/1/29	CAD	155,000	163,576
2.75% 4/12/27		1,805,000	1,791,709
			3,222,613
Finland – 0.03%
Municipality Finance 144A
1.562% (LIBOR03M +
0.17%) 2/7/20 #●		485,000	486,283
			486,283
Japan – 0.05%
Japan Finance Organization
For Municipalities
2.125% 3/6/19		900,000	899,384
			899,384
Spain – 0.19%
Autonomous Community of
Catalonia
4.90% 9/15/21	EUR	1,800,000	2,318,254
4.95% 2/11/20	EUR	1,100,000	1,409,547
			3,727,801
Total Regional Bonds
(cost $10,970,226)			11,253,703

Loan Agreements – 3.70%
Air Medical Group Holdings
Tranche B 1st Lien 4.25%
(LIBOR03M + 3.25%)
4/28/22 ●		1,013,938	1,011,131

38 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
Air Medical Group Holdings
Tranche B1 1st Lien 5.00%
(LIBOR03M + 4.00%)
4/28/22 ●	224,568	$224,731
Albertsons Tranche B 1st Lien
3.50% (LIBOR03M +
2.75%) 8/25/21 ●	518,161	508,639
Alpha 3 Tranche B1 1st Lien
4.00% (LIBOR03M +
3.00%) 1/31/24 ●	199,000	200,524
American Airlines 3.477%
(LIBOR03M + 2.00%)
12/14/23 ●	858,083	858,955
American Tire Distributors 1st
Lien 5.25% (LIBOR03M +
4.25%) 9/1/21 ●	233,202	235,155
Applied Systems 2nd Lien
8.00% (LIBOR03M +
7.00%) 9/19/25 ●	765,000	793,449
Aramark Services 3.569%
(LIBOR03M + 2.00%)
3/11/25 ●	385,000	387,647
AssuredPartners Tranche B 1st
Lien 5.069% (LIBOR03M +
3.50%) 10/22/24 ●	214,463	216,104
ATI Holdings Acquisition
Tranche B 1st Lien 4.50%
(LIBOR03M + 3.50%)
5/10/23 =●	852,556	861,081
Avaya 5.75% (LIBOR03M +
4.75%) 11/9/24 ●	220,000	216,746
Blue Ribbon 1st Lien 5.00%
(LIBOR03M + 4.00%)
11/13/21 ●	726,558	725,346
Builders FirstSource 1st Lien
4.00% (LIBOR03M +
3.00%) 2/29/24 ●	2,003,848	2,014,493
BWAY Tranche B 1st Lien
4.599% (LIBOR03M +
3.25%) 4/3/24 ●	980,075	985,435
Calpine Construction Finance
Tranche B 1st Lien 3.00%
(LIBOR03M + 2.25%)
5/3/20 ●	53,991	54,109
CenturyLink Tranche B 1st
Lien 4.319% (LIBOR03M +
2.75%) 1/31/25 ●	850,000	821,616
CH Hold 2nd Lien 8.25%
(LIBOR03M + 7.25%)
2/1/25 ●	385,000	393,663
Change Healthcare Holdings
Tranche B 1st Lien 3.75%
(LIBOR03M + 2.75%)
3/1/24 ●	1,766,650	1,771,480
Charter Communications
Operating 3.57%
(LIBOR03M + 2.00%)
4/15/25 ●	185,000	185,347
Chesapeake Energy 1st Lien
8.50% (LIBOR03M +
7.50%) 8/23/21 ●	790,000	842,831
CIRCOR International 4.50%
(LIBOR03M + 3.50%)
12/11/24 ●	355,000	354,334
CityCenter Holdings Tranche B
1st Lien 3.25% (LIBOR03M
+ 2.50%) 4/18/24 ●	457,700	460,346
Constellis Holdings 1st Lien
6.00% (LIBOR03M +
5.00%) 4/21/24 ●	563,170	568,977
Constellis Holdings 2nd Lien
10.00% (LIBOR03M +
9.00%) 4/21/25 ●	237,000	237,593
CSC Holdings Tranche B 1st
Lien 3.741% (LIBOR03M +
2.25%) 7/17/25 ●	427,850	426,674
Cyxtera DC Holdings 2nd Lien
8.25% (LIBOR03M +
7.25%) 5/1/25 ●	240,000	243,600
DaVita Tranche B 3.50%
(LIBOR03M + 2.75%)
6/24/21 ●	123,516	124,613
Deerfield Holdings 4.25%
(LIBOR03M + 3.25%)
12/6/24 ●	440,000	442,292
Dynegy 4.251% (LIBOR03M
+ 2.75%) 2/7/24 ●	785,050	789,793
Energy Future Intermediate
Holding 1st Lien DIP
4.00% (LIBOR03M +
3.00%) 6/28/18 ●	1,100,000	1,103,850
Energy Transfer Equity
3.501% (LIBOR03M +
2.00%) 2/2/24 ●	390,000	389,086
ESH Hospitality 3.819%
(LIBOR03M + 2.25%)
8/30/23 ●	330,827	332,171
ExamWorks Group Tranche B1
1st Lien 4.25% (LIBOR03M
+ 3.25%) 7/27/23 ●	1,244,282	1,254,391
First Data 3.80% (LIBOR03M
+ 2.25%) 4/26/24 ●	1,434,227	1,436,789

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 39

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
First Data 1st Lien 3.80%
(LIBOR03M + 2.25%)
7/10/22 ●	661,064	$662,212
First Eagle Holdings Tranche B
1st Lien 3.75% (LIBOR03M
+ 3.00%) 12/1/22 ●	804,586	812,632
Flex Acquisition 1st Lien
4.00% (LIBOR03M +
3.00%) 12/29/23 ●	432,825	435,711
Flying Fortress Holdings
Tranche B 1st Lien 3.693%
(LIBOR03M + 2.00%)
11/2/22	496,000	499,410
Frontier Communications
Tranche B 1st Lien 4.50%
(LIBOR03M + 3.75%)
6/15/24 ●	337,876	326,768
Gardner Denver Tranche B 1st
Lien 4.443% (LIBOR03M +
2.75%) 7/30/24 ●	1,093,046	1,097,489
Gates Global 4.00%
(LIBOR03M + 3.00%)
3/31/24 ●	718,815	723,364
Genoa A Qol Healthcare 1st
Lien 4.25% (LIBOR03M +
3.25%) 10/28/23 ●	952,974	959,724
Greeneden US Holdings II
Tranche B 1st Lien 5.083%
(LIBOR03M + 3.75%)
12/1/23 ●	1,024,676	1,031,812
Greenhill & Co. Tranche B 1st
Lien 4.75% (LIBOR03M +
3.75%) 10/12/22 ●	230,000	231,438
HCA Tranche B9 1st Lien
3.569% (LIBOR03M +
2.00%) 3/17/23 ●	66,984	67,382
Hilton Worldwide Finance
Tranche B2 1st Lien
3.552% (LIBOR03M +
2.00%) 10/25/23 ●	2,015,198	2,027,563
Houghton International
4.00% (LIBOR03M +
3.00%) 12/20/19 ●	10,925	10,945
Hoya Midco Tranche B 1st
Lien 5.00% (LIBOR03M +
4.00%) 6/30/24 ●	706,450	706,450
HUB International Tranche B
1st Lien 4.25% (LIBOR03M
+ 3.25%) 10/2/20 ●	445,378	447,884
HVSC Merger Sub 5.00%
(LIBOR03M + 4.00%)
10/20/24 ●	495,000	499,228
HVSC Merger Sub 2nd Lien
9.25% (LIBOR03M +
8.25%) 10/26/25 ●	605,000	597,438
Hyperion Insurance Group
4.50% (LIBOR03M +
3.50%) 12/20/24 ●	1,288,000	1,292,830
INC Research Holdings
Tranche B 1st Lien 3.819%
(LIBOR03M + 2.25%)
6/26/24 ●	314,844	315,749
INEOS US Finance Tranche B
1st Lien 3.569%
(LIBOR03M + 2.00%)
3/31/24 ●	960,000	962,466
JBS USA Tranche B 1st Lien
3.25% (LIBOR03M +
2.50%) 10/30/22 ●	696,193	684,532
JC Penney Tranche B 1st Lien
5.25% (LIBOR03M +
4.25%) 6/23/23 ●	275,966	258,718
Kingpin Intermediate Holdings
Tranche B 1st Lien 5.25%
(LIBOR03M + 4.25%)
6/29/24 ●	472,625	477,930
Kloeckner Pentaplast of
America Tranche B 1st Lien
5.25% (LIBOR03M +
4.25%) 7/3/22 ●	643,388	651,128
Kraton Polymers Tranche B 1st
Lien 4.00% (LIBOR03M +
3.00%) 1/6/22 ●	565,454	572,027
Kronos Tranche B 1st Lien
4.50% (LIBOR03M +
3.50%) 11/1/23 ●	534,610	538,773
Kronos Tranche B 2nd Lien
9.25% (LIBOR03M +
8.25%) 11/1/24 ●	505,000	525,326
Las Vegas Sands 1st Lien
3.569% (LIBOR03M +
2.00%) 3/29/24 ●	195,980	197,232
MGM Growth Properties
Operating Partnership
Tranche B 1st Lien 3.819%
(LIBOR03M + 2.25%)
4/25/23 ●	250,538	251,835
Mohegan Gaming &
Entertainment Tranche B
1st Lien 5.00% (LIBOR03M
+ 4.00%) 10/13/23 ●	897,956	906,375
MPH Acquisition Holdings
Tranche B 1st Lien 4.00%
(LIBOR03M + 3.00%)
6/7/23 ●	972,846	975,962

40 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal	Value
	amount°	(US $)
Loan Agreements (continued)
ON Semiconductor 3.35%
(LIBOR03M + 2.00%)
3/31/23 ●	328,857	$330,810
Panda Hummel Tranche B1
1st Lien 7.00% (LIBOR03M
+ 6.00%) 10/27/22 =●	315,000	299,250
Panda Stonewall Tranche B
6.50% (LIBOR03M +
5.50%) 11/13/21 =●	589,523	571,837
Penn National Gaming
Tranche B 1st Lien 3.25%
(LIBOR03M + 2.50%)
1/19/24 ●	193,213	194,259
Petroleo Global Trading
3.451% 2/19/20	800,000	796,000
PharMerica Tranche B 1st Lien
4.50% (LIBOR03M +
3.50%) 12/6/24 ●	655,000	659,012
PharMerica Tranche B 2nd
Lien 8.75% (LIBOR03M +
7.75%) 12/7/25 ●	345,000	348,450
PQ Tranche B 1st Lien 4.63%
(LIBOR03M + 3.25%)
11/4/22 ●	1,546,388	1,561,127
Radiate Holdco 1st Lien
3.75% (LIBOR03M +
3.00%) 2/1/24 ●	1,369,650	1,361,090
Republic of Angola 8.032%
(LIBOR06M + 6.25%)
12/16/23 =●	1,387,500	1,288,641
Ring Container Technologies
Group 4.319% (LIBOR03M
+ 2.75%) 10/31/24 ●	440,000	441,375
Rite Aid 5.75% (LIBOR03M +
4.75%) 8/21/20 ●	475,500	477,580
Russell Investments US
Institutional Holdco
Tranche B 1st Lien 5.25%
(LIBOR03M + 4.25%)
6/1/23 ●	2,053,510	2,073,532
Sable International Finance
Tranche B3 1st Lien
5.069% (LIBOR03M +
3.50%) 1/31/25 ●	265,000	265,663
Scientific Games International
Tranche B4 1st Lien
4.673% (LIBOR03M +
3.25%) 8/14/24 ●	1,730,663	1,747,969
SFR Group Tranche B 1st Lien
4.13% (LIBOR03M +
2.75%) 7/18/25 ●	1,407,925	1,349,848
SFR Group Tranche B12 1st
Lien 4.349% (LIBOR03M +
3.00%) 1/31/26 ●	638,641	617,619
Sinclair Television Group
2.50% (LIBOR03M +
2.50%) 12/12/24 ●	715,000	715,219
Sinclair Television Group
Tranche B2 1st Lien 3.82%
(LIBOR03M + 2.25%)
1/3/24 ●	2,613,600	2,617,507
Sprint Communications
Tranche B 1st Lien 3.25%
(LIBOR03M + 2.50%)
2/2/24 ●	150,337	150,447
StandardAero Aviation
Holdings 1st Lien 4.75%
(LIBOR03M + 3.75%)
7/7/22 ●	610,636	615,216
Staples 1st Lien 5.00%
(LIBOR03M + 4.00%)
9/12/24 ●	260,000	254,898
Stars Group Holdings 2nd
Lien 8.00% (LIBOR03M +
7.00%) 8/1/22 ●	74,643	75,063
Stars Group Holdings Tranche
B 1st Lien 4.50%
(LIBOR03M + 3.50%)
8/1/21 ●	1,404,565	1,414,134
Summit Materials 3.60%
(LIBOR03M + 2.25%)
11/10/24 ●	735,000	740,053
Summit Midstream Partners
Holdings Tranche B 1st Lien
7.00% (LIBOR03M +
6.00%) 5/21/22 ●	483,000	491,453
Surgery Center Holdings 1st
Lien 4.25% (LIBOR03M +
3.25%) 8/31/24 ●	159,600	158,071
Team Holdings Tranche B 1st
Lien 3.75% (LIBOR03M +
2.75%) 2/6/24 ●	331,491	323,618
Telenet Financing Usd
3.918% (LIBOR03M +
2.50%) 3/1/26 ●	370,000	371,619
TKC Holdings 1st Lien 5.25%
(LIBOR03M + 4.25%)
2/1/23 ●	82,964	83,716
TransDigm 4.443%
(LIBOR03M + 2.75%)
6/9/23 ●	701,382	703,429
Tribune Media Tranche B 1st
Lien 3.75% (LIBOR03M +
3.00%) 12/27/20 ●	33,149	33,260
(continues)     NQ-OPTFI [12/17] 2/18 (421423) 41

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

		Principal	Value
		amount°	(US $)
Loan Agreements (continued)
Tribune Media Tranche C 1st
Lien 3.75% (LIBOR03M +
3.00%) 1/27/24 ●		413,162	$414,195
Uniti Group 1st Lien 4.00%
(LIBOR03M + 3.00%)
10/24/22 ●		186,576	180,255
Unitymedia Finance 3.809%
(LIBOR03M + 2.25%)
1/15/26 ●		295,000	294,877
Univar USA 4.069%
(LIBOR03M + 2.50%)
7/1/24 ●		48,882	49,127
Univision Communications
Tranche C 1st Lien 3.75%
(LIBOR03M + 2.75%)
3/15/24 ●		935,051	933,355
UPC Financing Partnership
Tranche AR 1st Lien
3.977% (LIBOR03M +
2.50%) 1/15/26 ●		290,000	290,209
USI Tranche B 1st Lien
4.693% (LIBOR03M +
3.00%) 5/16/24 ●		2,004,975	2,006,645
USIC Holdings Tranche SR
4.50% (LIBOR03M +
3.50%) 12/9/23 ●		1,019,700	1,024,799
USS Ultimate Holdings 2nd
Lien 8.75% (LIBOR03M +
7.75%) 8/25/25 ●		110,000	111,375
Utz Quality Foods 5.011%
(LIBOR03M + 3.50%)
11/21/24 ●		330,000	333,403
Valeant Pharmaceuticals
International 4.25%
(LIBOR03M + 3.50%)
4/1/22 ●		133,549	135,696
VC GB Holdings 2nd Lien
9.00% (LIBOR03M +
8.00%) 2/28/25 =●		252,000	254,835
VICI Properties 1 3.785%
(LIBOR03M + 2.25%)
12/15/24 ●		60,000	60,106
Virgin Media Bristol 3.977%
(LIBOR03M + 2.50%)
1/15/26 ●		315,000	315,394
Western Digital 3.569%
(LIBOR03M + 2.00%)
4/29/23 ●		300,966	302,533
WideOpenWest Finance
Tranche B 1st Lien 4.25%
(LIBOR03M + 3.25%)
8/19/23 ●		754,815	747,031
Windstream Services Tranche
B6 1st Lien 4.75%
(LIBOR03M + 4.00%)
3/30/21 ●		215,318	202,803
Wink Holdco 7.75%
(LIBOR03M + 6.75%)
12/1/25 ●		845,000	855,563
Zayo Group Tranche B2 1st
Lien 3.25% (LIBOR03M +
2.25%) 1/19/24 ●		146,567	147,224
Zekelman Industries 1st Lien
3.75% (LIBOR03M +
2.75%) 6/14/21 ●		674,759	679,651
Total Loan Agreements
(cost $72,775,343)			73,692,165

Sovereign Bonds – 6.58%Δ
Argentina – 0.31%
Argentine Bonos del Tesoro
15.50% 10/17/26	ARS	13,355,000	747,521
16.00% 10/17/23	ARS	21,516,000	1,184,102
22.75% 3/5/18	ARS	43,185,000	2,478,645
Argentine Republic
Government International
Bond
5.625% 1/26/22		930,000	983,475
144A 7.125% 6/28/17 #		835,000	862,555
			6,256,298
Bahrain – 0.02%
Bahrain Government
International Bond
144A 7.50% 9/20/47 #		500,000	478,810
			478,810
Bermuda – 0.04%
Bermuda Government
International Bond
144A 3.717% 1/25/27 #		800,000	813,000
			813,000
Brazil – 0.55%
Brazil Letras Do Tesouro
Nacional
9.06% 7/1/18 ≠	BRL	17,100,000	4,994,349
9.13% 4/1/18 ≠	BRL	5,200,000	1,543,060
Brazil Notas do Tesouro
Nacional Series F
10.00% 1/1/25	BRL	14,776,000	4,432,624
			10,970,033

42 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

		Principal	Value
		amount°	(US $)
Sovereign BondsΔ (continued)
Canada – 0.01%
Canadian Government Bond
2.75% 12/1/48	CAD	171,000	$150,676
			150,676
Colombia – 0.12%
Colombia Government
International Bond
5.00% 6/15/45		600,000	636,000
Colombian TES
7.00% 6/30/32	COP	5,376,000,000	1,829,116
			2,465,116
Costa Rica – 0.02%
Costa Rica Government
International Bond
144A 4.25% 1/26/23 #		445,000	434,987
			434,987
Croatia – 0.04%
Croatia Government
International Bond
144A 5.50% 4/4/23 #		655,000	723,531
			723,531
Cyprus – 0.08%
Cyprus Government
International Bond
3.875% 5/6/22	EUR	1,200,000	1,624,527
			1,624,527
Dominican Republic – 0.03%
Dominican Republic
International Bond
144A 6.85% 1/27/45 #		500,000	563,755
			563,755
Ecuador – 0.08%
Ecuador Government
International Bond
144A 8.875% 10/23/27 #		1,400,000	1,545,250
			1,545,250
Egypt – 0.06%
Egypt Government
International Bonds
144A 6.125% 1/31/22 #		600,000	628,905
144A 8.50% 1/31/47 #		550,000	632,891
			1,261,796
France – 0.88%
France Treasury Bill
0.00% 1/24/18 ≠	EUR	14,600,000	17,525,608
			17,525,608
Greece – 0.11%
Hellenic Republic Treasury Bill
0.00% 3/9/18 ≠	EUR	1,800,000	2,154,460
			2,154,460
Indonesia – 0.01%
Indonesia Government
International Bond
144A 5.125% 1/15/45 #		200,000	221,436
			221,436
Italy – 0.45%
Italy Buoni Poliennali Del
Tesoro 0.75% 1/15/18 EUR		7,400,000	8,883,543
			8,883,543
Ivory Coast – 0.10%
Ivory Coast Government
International Bond
144A 6.125% 6/15/33 #		2,000,000	2,038,798
			2,038,798
Japan – 0.12%
Japan Bank For International
Cooperation
2.032% (LIBOR03M +
0.57%) 2/24/20 ●		248,000	249,743
2.125% 6/1/20		700,000	695,986
2.125% 11/16/20		594,000	589,151
2.375% 11/16/22		536,000	530,505
2.75% 11/16/27		240,000	240,006
			2,305,391
Jordan – 0.02%
Jordan Government
International Bond
144A 5.75% 1/31/27 #		400,000	397,802
			397,802
Kuwait – 0.17%
Kuwait International
Government Bond
144A 2.75% 3/20/22 #		3,400,000	3,392,693
			3,392,693
Malaysia – 0.18%
Malaysia Government Bond
3.844% 4/15/33	MYR	14,844,000	3,436,711

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 43

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Principal		Value
	amount°		(US $)
Sovereign BondsΔ (continued)
Malaysia (continued)
Malaysia Treasury Bill
13.79% 1/19/18 ≠	MYR	810,000	$199,895
			3,636,606
Mexico – 0.41%
Mexican Bonos
5.75% 3/5/26	MXN	43,668,400	1,965,406
6.50% 6/9/22	MXN	82,842,000	4,037,128
10.00% 12/5/24	MXN	19,178,000	1,100,381
Mexico Government
International Bonds
4.15% 3/28/27		200,000	207,650
4.35% 1/15/47		800,000	766,000
			8,076,565
Mongolia – 0.05%
Mongolia Government
International Bond
144A 5.625% 5/1/23 #		890,000	900,177
			900,177
Nigeria – 0.08%
Nigeria Government
International Bonds
144A 7.625% 11/28/47 #		395,000	424,915
144A 7.875% 2/16/32 #		1,000,000	1,132,800
			1,557,715
Poland – 0.02%
Republic of Poland
Government Bond
3.25% 7/25/25	PLN	1,087,000	315,128
			315,128
Republic of Korea – 0.06%
Export-Import Bank of Korea
4.00% 6/7/27	AUD	210,000	164,570
Inflation Linked Korea
Treasury Bond
1.125% 6/10/23	KRW	1,120,856,703	1,054,098
			1,218,668
Russia – 0.03%
Russian Foreign Bond -
Eurobond
144A 4.75% 5/27/26 #		600,000	637,127
			637,127
Saudi Arabia – 0.28%
Saudi Government
International Bonds
2.375% 10/26/21		200,000	195,346
144A 2.875% 3/4/23 #		3,569,000	3,513,734
3.25% 10/26/26		1,000,000	982,457
144A 4.50% 10/26/46 #		800,000	800,360
			5,491,897
South Africa – 0.19%
Republic of South Africa
Government Bond
8.75% 1/31/44	ZAR	41,433,000	3,018,774
Republic of South Africa
Government International
Bond 5.875% 5/30/22		750,000	821,004
			3,839,778
Spain – 0.45%
Spain Government Bond
4.50% 1/31/18	EUR	7,400,000	8,911,209
			8,911,209
Sri Lanka – 0.06%
Sri Lanka Government
International Bonds
144A 6.20% 5/11/27 #		580,000	613,477
144A 6.825% 7/18/26 #		510,000	562,436
			1,175,913
Turkey – 0.22%
Turkey Government Bond
11.10% 5/15/19	TRY	12,706,000	3,264,240
Turkey Government
International Bonds
3.25% 3/23/23		1,000,000	949,595
5.75% 5/11/47		200,000	195,345
			4,409,180
Ukraine – 0.14%
Ukraine Government
International Bonds
144A 7.375% 9/25/32 #		1,800,000	1,773,079
144A 7.75% 9/1/26 #		900,000	931,464
			2,704,543
United Kingdom – 1.03%
United Kingdom Gilt
1.75% 9/7/22	GBP	100,000	141,435
3.50% 1/22/45	GBP	138,800	256,061
United Kingdom Treasury Bill
0.08% 1/29/18 ≠	GBP	14,900,000	20,113,795
			20,511,291

44 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Principal		Value
	amount°		(US $)
Sovereign BondsΔ (continued)
Uruguay – 0.16%
Uruguay Government
International Bonds
144A 8.50% 3/15/28 #	UYU	22,248,000	$777,053
144A 9.875% 6/20/22 #	UYU	66,970,000	2,470,554
			3,247,607
Total Sovereign Bonds (cost $130,666,124)			130,840,914

Supranational Banks – 0.57%
Asian Development Bank
1.488% (LIBOR03M +
0.02%) 2/28/18 ●		2,000,000	1,999,384
1.547% (LIBOR03M +
0.15%) 2/8/18 ●		740,000	739,894
3.50% 5/30/24	NZD	921,000	663,732
Banque Ouest Africaine de
Developpement 144A
5.00% 7/27/27 #		1,000,000	1,040,890
European Bank For
Reconstruction &
Development 1.675%
(LIBOR03M + 0.00%)
3/23/20 ●		505,000	504,779
Inter-American Development
Bank
1.579% (LIBOR03M +
0.22%) 10/15/20 ●		890,000	894,847
6.25% 6/15/21	IDR	43,200,000,000	3,186,350
International Bank for
Reconstruction &
Development
1.561% (LIBOR01M +
0.07%) 4/17/19 ●		440,000	439,920
2.50% 11/25/24		440,000	440,606
3.375% 1/25/22	NZD	300,000	217,202
4.625% 10/6/21	NZD	380,000	287,345
International Finance
1.41% (LIBOR03M +
0.06%) 1/9/19 ●		600,000	600,374
3.625% 5/20/20	NZD	163,000	118,633
3.75% 8/9/27	NZD	305,000	217,200
Total Supranational Banks (cost $11,345,440)			11,351,156

US Treasury Obligations – 15.33%
US Treasury Bonds
2.50% 2/15/45		37,100,000	35,337,186
2.75% 8/15/42		900,000	905,564
2.75% 11/15/42		1,400,000	1,407,827
2.75% 8/15/47		10,460,000	10,463,563
2.75% 11/15/47		2,020,000	2,021,355
2.875% 5/15/43		2,200,000	2,260,283
2.875% 8/15/45 ∞		16,700,000	17,112,390
4.375% 5/15/40		100,000	128,856
US Treasury Floating Rate
Note
1.488% (USBMMY03M +
0.048%) 10/31/19 ●		1,200,000	1,200,375
US Treasury Inflation
Indexed Notes
0.125% 4/15/19		1,263,216	1,260,781
0.125% 7/15/26		20,581	20,131
0.357% 4/15/22		9,468,117	9,406,420
0.375% 7/15/27		8,671,896	8,634,649
0.419% 1/15/25		9,164,408	9,091,367
0.625% 1/15/26		8,408,529	8,551,807
1.75% 1/15/28		14,270,209	16,060,461
2.375% 1/15/25		8,898,344	10,148,580
2.375% 1/15/27		1,590,082	1,862,155
2.50% 1/15/29		34,466	41,865
US Treasury Notes
1.125% 8/31/21		13,800,000	13,332,274
1.50% 8/31/18		3,400,000	3,396,172
1.50% 10/31/19		42,700,000	42,406,318
1.875% 7/31/22		39,700,000	39,163,113
2.00% 10/31/21		1,600,000	1,593,274
2.00% 10/31/22		40,000	39,652
2.00% 11/30/22		10,100,000	10,007,834
2.00% 5/31/24		25,200,000	24,727,760
2.00% 6/30/24		7,700,000	7,552,075
2.125% 11/30/24		9,400,000	9,275,649
2.25% 8/15/27		745,000	734,408
2.375% 5/15/27		12,600,000	12,562,186
2.75% 2/15/24		4,000,000	4,104,821
Total US Treasury Obligations
(cost $304,991,307)			304,811,151

		Number of
		shares
Common Stock – 0.00%
Century Communications =†		1,975,000	0
Total Common Stock
(cost $59,790)			0

Convertible Preferred Stock – 0.30%
A Schulman 6.00%
exercise price $52.33 ψ		317	295,197

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 45

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Number of	Value
	shares	(US $)
Convertible Preferred Stock (continued)
American Tower 5.50%
exercise price $115.11,
maturity date 2/15/18	926	$116,445
AMG Capital Trust II
5.15% exercise price
$200.00, maturity date
10/15/37	12,759	809,399
Bank of America 7.25%
exercise price $50.00 ψ	229	302,051
Becton Dickinson 6.125%
exercise price $211.80,
maturity date 5/1/20	12,507	724,155
Crown Castle International
6.875% exercise price
$115.20, maturity date
8/1/20	37	41,766
DTE Energy 6.50% exercise
price $116.31, maturity
date 10/1/19	9,605	518,286
El Paso Energy Capital Trust
I 4.75% exercise price
$50.00, maturity date
3/31/28	9,952	479,139
Electronics For Imaging
0.75% exercise price
$52.72, maturity date
9/1/19	502,000	485,371
Huntington Bancshares
8.50% exercise price
$11.95 ψ	164	230,420
Kinder Morgan 9.75%
exercise price $32.38,
maturity date 10/26/18	16,800	637,728
NextEra Energy
6.123% exercise price
$159.55, maturity date
9/1/19	5,664	318,317
6.371% exercise price
$114.03, maturity date
9/1/18	3,162	220,012
Wells Fargo & Co. 7.50%
exercise price
$156.71 ψ	325	425,747
Welltower 6.50% exercise
price $57.42 ψ	7,547	451,839

Total Convertible Preferred Stock (cost
$5,906,563)		6,055,872

Preferred Stock – 0.29%
Bank of America 6.50% µψ	1,150,000	1,308,125
General Electric 5.00% µψ	2,648,000	2,732,339
Integrys Holdings 6.00% µψ	35,650	966,561
Morgan Stanley 5.55% µψ	240,000	249,600
USB Realty 144A 2.506%
(LIBOR03M +
1.147%) #ψ●	500,000	451,875
Total Preferred Stock
(cost $5,487,701)		5,708,500

	Number of
	contracts
Options Purchased – 0.01%
Call Swaptions – 0.00%
2 yr IRS exercise rate 1.65%
and receive a floating rate
based on 3-month USD-ICE
LIBOR expiration date
11/15/18, notional amount
$88,800,000 (MSC)	88,800,000	35,165
		35,165
Currency Call Options – 0.00%
USD vs CNH strike price CNH
6.70, expiration date
1/19/18, notional amount
$124,003 (BNP)	2,168,000	179
USD vs KRW strike price KRW
1,130, expiration date
1/31/18, notional amount
$129,157 (CITI)	2,393,000	1,691
USD vs KRW strike price KRW
1,140, expiration date
1/22/18, notional amount
$84,918 (BAML)	2,357,000	762
USD vs MXN strike price MXN
19.50, expiration date
2/12/18, notional amount
$745,963 (UBS)	1,201,000	30,940
USD vs SGD strike price SGD
1.37, expiration date
1/19/18, notional amount
$268,560 (BNP)	2,648,000	238
		33,810
Currency Put Options – 0.00%
USD vs MXN strike price
MXN 19.50, expiration
date 1/17/18, notional
amount $1,536,401 (BNP)	2,388,000	40,369
		40,369

46 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

	Number of	Value
	contracts	(US $)
Options Purchased (continued)
Futures Call Option – 0.00%
US Treasury 10 yr notes strike
price $113.50, expiration
date 2/23/18, notional
amount $101,242,000	892	$0
		0
Put Swaptions – 0.01%
30 yr IRS pay a fixed rate
2.91% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 8/20/18,
notional amount
$4,400,000 (MSC)	4,400,000	62,075
		62,075
Total Options Purchased
(premium paid $1,117,542)		171,419

	Principal
	amount°
Short-Term Investments – 8.72%
Certificate of Deposit – 0.22%≠
Barclays Bank 1.94% 9/4/18	4,450,000	4,450,527
		4,450,527
Discount Notes – 0.24%≠
Federal Home Loan Bank
1.194% 1/26/18	1,611,852	1,610,478
1.236% 2/8/18	1,846,644	1,844,158
1.247% 2/5/18	1,279,248	1,277,666
		4,732,302
Repurchase Agreements – 7.85%
Bank of America Merrill Lynch
1.33%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price
$3,313,648 (collateralized
by US government
obligations 0.75%–3.00%
10/31/18–5/15/47; market
value $3,379,423)	3,313,159	3,313,159
Bank of Montreal 1.20%,
dated 12/29/17, to be
repurchased on 1/2/18,
repurchase price
$8,284,001 (collateralized
by US government
obligations 1.00%–3.75%
6/30/19–8/15/45; market
value $8,448,558)	8,282,896	8,282,896
BNP Paribas 1.33%, dated
12/29/17, to be
repurchased on 1/2/18,
repurchase price
$1,571,133 (collateralized
by US government
obligations 0.00%–2.00%
12/31/21–6/30/44; market
value $1,602,322)	1,570,901	1,570,901
US Treasury Repurchase
Agreements
1.51% 1/3/18	71,400,000	71,400,000
1.67% 1/2/18	71,500,000	71,500,000
		156,066,956
US Treasury Obligations – 0.41%≠
US Cash Management Bill
0.333% 1/2/18	5,881,684	5,881,684
US Treasury Bill 0.883%
1/11/18	2,365,873	2,365,179
		8,246,863
Total Short-Term Investments
(cost $173,495,778)		173,496,648

Total Value of Securities Before
Options Written – 116.27%
(cost $2,292,782,645)		$2,312,529,655

	Number of
	contracts
Options Written – (0.01%)
Call Swaptions – (0.01%)
10 yr IRS pay a fixed rate
2.00% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 11/15/18,
notional amount
($19,100,000) (MSC)	(19,100,000)	(106,521)
		(106,521)
Put Swaptions – 0.00%
5 yr IRS pay a fixed rate
2.30% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 1/31/18,
notional amount
($9,800,000) (CITI)	(9,800,000)	(14,719)

(continues)      NQ-OPTFI [12/17] 2/18 (421423) 47

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Number of	Value
	contracts	(U.S. $)
Options Written (continued)
Put Swaptions (continued)
5 yr IRS pay a fixed rate
2.80% and receive a
floating rate based on
3-month USD-ICE LIBOR
expiration date 8/20/18,
notional amount
($19,500,000) (MSC)	(19,500,000)	$(35,217)
		(49,936)
Total Options Written (premium
received $957,293)		(156,457)

Liabilities Net of Receivables
and Other
Assets – (16.26%)★		(323,461,226)
Net Assets Applicable to
210,611,735 Shares
Outstanding – 100.00%		$1,988,911,972
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2017, the aggregate value of Rule 144A securities was $429,016,360,which represents 21.57% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Of this amount, $2,861,855 represents cash collateral held at brokers for certain open derivatives, $151,859,695 receivable for securities sold and $496,655,488 payable for securities purchased as of Dec. 31, 2017.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Dec. 31, 2017. Rate will reset at a future date.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	No contractual maturity date.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
†	Non-income producing security.
●	Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at Dec. 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Dec. 31, 2017.
∞	Fully or partially pledged as collateral for futures and swap contracts.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

48 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Dec. 31, 2017:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BAML	AUD	(1,845,000)	USD	1,400,032	1/10/18	$—	$(39,537)
BAML	AUD	(3,190,767)	USD	2,444,590	1/12/18	—	(45,025)
BAML	BRL	(8,900,000)	USD	2,624,594	7/3/18	—	(4,411)
BAML	CAD	(2,435,000)	USD	1,894,941	1/10/18	—	(42,673)
BAML	CAD	(2,544,121)	USD	2,008,299	1/12/18	—	(16,199)
BAML	CAD	(5,100,000)	USD	4,013,438	1/22/18	—	(45,433)
BAML	EUR	(433,415)	USD	506,879	1/12/18	—	(13,605)
BAML	EUR	(7,432,614)	USD	8,740,063	1/16/18	—	(187,998)
BAML	EUR	(7,740,169)	USD	9,109,429	1/31/18	—	(196,761)
BAML	JPY	(220,792,027)	USD	1,953,483	1/12/18	—	(7,451)
BAML	NZD	(4,123,058)	USD	2,860,087	1/12/18	—	(61,388)
BAML	SGD	(9,478,080)	USD	6,968,100	3/14/18	—	(126,775)
BNP	AUD	(1,381,816)	USD	1,059,162	1/12/18	—	(19,008)
BNP	EUR	(9,171,000)	USD	10,933,115	1/10/18	—	(78,839)
BNP	GBP	1,201,184	USD	(1,618,835)	1/12/18	3,711	—
BNP	IDR	24,374,015,200	USD	(1,792,207)	1/12/18	8,196	—
BNP	JPY	(158,900,000)	USD	1,422,983	1/10/18	11,877	—
BNP	MXN	3,079,632	USD	(160,000)	1/12/18	—	(3,812)
BNP	MYR	(810,000)	USD	189,053	1/23/18	—	(10,057)
BNP	NOK	11,778,146	USD	(1,395,608)	1/12/18	39,531	—
BNP	ZAR	(16,316,352)	USD	1,215,733	1/12/18	—	(100,018)
CITI	BRL	7,790,988	USD	(2,339,074)	2/2/18	—	(176)
CITI	BRL	(5,200,000)	USD	1,569,669	4/3/18	18,255	—
CITI	BRL	(2,700,000)	USD	803,236	7/3/18	5,673	—
CITI	COP	7,744,505,000	USD	(2,577,206)	1/31/18	9,240	—
CITI	GBP	(12,300,000)	USD	16,429,542	1/29/18	—	(195,493)
CITI	INR	23,338,266	USD	(355,988)	3/13/18	7,093	—
CITI	KRW	(2,339,122,800)	USD	2,101,675	3/14/18	—	(91,955)
CITI	MXN	(1,891,000)	USD	98,412	1/24/18	2,747	—
CITI	TWD	(186,760,561)	USD	6,238,869	3/14/18	—	(110,831)
DB	BRL	7,950,420	USD	(2,395,615)	1/12/18	—	(2,821)
DB	EUR	(289,000)	USD	343,366	1/10/18	—	(3,646)
DB	EUR	(1,800,000)	USD	2,135,588	3/9/18	—	(33,200)
HSBC	EUR	158,194	USD	(184,834)	1/12/18	5,140	—
HSBC	GBP	(415,587)	USD	549,493	1/12/18	—	(11,877)
JPMC	BRL	14,463,731	USD	(4,345,028)	2/2/18	—	(2,935)
JPMC	BRL	(5,500,000)	USD	1,621,466	7/3/18	—	(3,200)
JPMC	CAD	(2,100,000)	USD	1,651,357	1/11/18	—	(19,708)
JPMC	CAD	(2,000,000)	USD	1,552,422	1/17/18	—	(39,190)
JPMC	CAD	(2,400,000)	USD	1,862,922	1/18/18	—	(47,038)
JPMC	CAD	(4,500,000)	USD	3,543,587	1/19/18	—	(37,633)
JPMC	EUR	(316,000)	USD	376,914	1/10/18	—	(2,518)
JPMC	EUR	(14,600,000)	USD	17,362,298	1/24/18	—	(184,275)
JPMC	GBP	(12,814,000)	USD	17,334,268	1/10/18	26,530	—
JPMC	GBP	(2,600,000)	USD	3,482,468	1/29/18	—	(31,767)
JPMC	KRW	(1,149,723,270)	USD	1,026,810	1/12/18	—	(50,710)
JPMC	PLN	(1,265,105)	USD	348,589	1/12/18	—	(14,852)
JPMC	SEK	813,406	USD	(97,682)	1/12/18	1,562	—

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 49

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
TD	AUD	2,944,555	USD	(2,254,315)	1/12/18	$43,191	$—
TD	JPY	322,149,201	USD	(2,848,914)	1/12/18	12,212	—
Total Foreign Currency Exchange Contracts						$194,958	$(1,882,815)

Futures Contracts

					Value/	Value/
		Notional	Notional	Expiration	Unrealized	Unrealized
Contracts to Buy (Sell)		Amount	Cost	Date	Appreciation	Depreciation
(905)	90 Day Euro	$(221,396,938)	$(222,939,014)	12/18/18	$1,542,076	$—
(1,285)	90 Day Euro	(313,989,750)	(315,090,793)	6/18/19	1,101,043	—
(143)	90 Day Euro	(35,061,813)	(35,257,844)	6/19/18	196,031	—
(39)	90 Day Euro	(9,551,100)	(9,613,433)	9/18/18	62,333	—
(97)	90 Day Euro	(23,684,975)	(23,740,227)	12/17/19	55,252	—
26	Bank Accept	5,053,659	5,059,189	3/19/19	—	(5,530)
(3)	Euro Buxl	(589,822)	(604,144)	3/9/18	14,322	—
13	Euro-BOBL	2,052,859	2,059,191	3/9/18	—	(6,332)
(40)	Euro-Bund	(7,759,670)	(7,843,309)	3/9/18	83,639	—
(108)	Euro-O.A.T	(20,108,814)	(20,263,633)	3/9/18	154,819	—
(78)	Long Gilt	(13,180,812)	(13,093,870)	3/28/18	—	(86,942)
931	US Treasury 10 yr Notes	115,487,641	116,140,709	3/21/18	—	(653,068)
2,281	US Treasury 5 yr Notes	264,970,227	265,974,291	3/30/18	—	(1,004,064)
144	US Treasury Long Bonds	22,032,000	22,263,426	3/21/18	—	(231,426)
(12)	US Treasury Ultra Bond	(2,011,875)	(2,003,057)	3/21/18	—	(8,818)
Total Futures Contracts			$(238,952,518)		$3,209,515	$(1,996,180)

Swap Contracts

CDS Contracts1

Counterparty/				Upfront
Reference Obligation/				Payments
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Unrealized
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Depreciation[3]
Centrally Cleared/
Protection Purchased:
CDX.NA.HY.28[4] 6/20/22-Quarterly	2,054,250	5.000%	$(179,118)	$(122,025)	$—	$(57,093)
CDX.NA.HY.29[5] 12/20/22-Quarterly	2,600,000	5.000%	(215,338)	(197,720)	—	(17,618)
Protection Sold
Moody’s Ratings:
Citigroup 6.125% 5/15/18 Baa1 12/20/20-Quarterly	700,000	1.000%	14,979	10,885	4,094	—
			(379,477)	(308,860)	4,094	(74,711)
Over-The-Counter/
Protection Purchased
Moody’s Ratings:
HSBC CDX.EM.27[5] 6/20/22-Quarterly	2,172,800	1.000%	3,730	103,632	—	(99,902)
Protection Sold
Moody’s Ratings:
BAML Republic of Colombia 10.375% 1/28/33 Baa2
6/21/22-Quarterly	250,000	1.000%	826	(3,400)	4,226	—

50 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

Counterparty/				Upfront
Reference Obligation/				Payments
Termination Date/	Notional	Annual Protection		Paid	Unrealized	Unrealized
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Depreciation[3]
Protection Sold
Moody’s Ratings (continued):
BAML Republic of Colombia LA 10.375% 1/28/33
Baa2 6/20/21-Quarterly	100,000	1.000%	$1,095	$(2,270)	$3,365	$—
BNP Republic of Colombia 10.375% 1/28/33 Baa2
6/20/21-Quarterly	200,000	1.000%	2,189	(4,596)	6,785	—
CITI Republic of Brazil 4.25% 1/7/25 Ba2 6/20/22-
Quarterly	100,000	1.000%	(1,856)	(5,655)	3,799	—
CITI Republic of Colombia 10.375% 1/28/33 Baa2
12/20/22-Quarterly	200,000	1.000%	(417)	(2,447)	2,030	—
DB CMBX.NA.AAA[6] 10/17/57-Monthly	14,200,000	0.500%	61,656	(915,877)	977,533	—
DB Republic of Colombia 10.375% 1/28/33 Baa2
6/20/21-Quarterly	200,000	1.000%	2,189	(4,539)	6,728	—
GSC Republic of Brazil 4.25% 1/7/25 Ba2 6/20/22-
Quarterly	500,000	1.000%	(9,278)	(29,025)	19,747	—
GSC Republic of Colombia 10.375% 1/28/33 Baa2
6/20/21-Quarterly	3,100,000	1.000%	33,930	(72,214)	106,144	—
JPMC Mexico LA 5 yr CDS 5.950% 3/19/19 WR
12/20/19-Quarterly	7,100,000	1.000%	71,680	26,630	45,050	—
JPMC Republic of Colombia 10.375% 1/28/33 Baa2
6/20/21-Quarterly	100,000	1.000%	1,095	(2,298)	3,393	—
MSC CMBX.NA.BBB.6[6] 5/11/63-Monthly	4,205,000	3.000%	(615,271)	(476,992)	—	(138,279)
			(448,432)	(1,389,051)	1,178,800	(238,181)
Total CDS Contracts			$(827,909)	$(1,697,911)	$1,182,894	$(312,892)

Interest Rate Swap (IRS) Contracts7

		Fixed/Floating
Reference Obligation/Termination		Interest		Upfront
Date/		Rate		Payments
Payment Frequency		Paid		Paid	Unrealized	Unrealized
(Fixed Rate/Floating Rate)	Notional Amount[2]	(Received)[8]	Value	(Received)	Appreciation[3]	Depreciation[3]
Centrally Cleared:
1 yr OIS FEDL01[9] 9/19/18-
(Maturity)	112,200,000	1.696%/(1.42%)	$(5,111)	$—	$—	$(5,111)
1 yr OIS FEDL01[9] 9/19/18-
(Maturity)	93,500,000	1.675%/(1.42%)	706	—	706	—
1 yr OIS FEDL01[9] 9/19/18-
(Maturity)	34,500,000	1.723%/(1.42%)	(3,942)	—	—	(3,942)
2 yr IRS 12/28/18-(Semiannually/
Quarterly)	7,200,000	1.686%/(1.35%)	(38,270)	—	—	(38,270)
2 yr IRS 12/20/19-(Semiannually/
Quarterly)	1,100,000	2.00%/(1.625%)	1,285	(6,822)	8,107	—
2 yr IRS 6/28/21-(Semiannually/
Quarterly)	30,100,000	1.45%/(1.695%)	515,799	—	515,799	—
3 yr IRS 6/21/20-(Semiannually/
Quarterly)	32,700,000	1.25%/(1.642%)	687,351	549,452	137,899	—
4 yr IRS 12/16/19-(Semiannually/
Quarterly)	1,600,000	2.00%/(1.137%)	1,750	(3,219)	4,969	—

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 51

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

			Fixed/Floating
Reference Obligation/Termination			Interest		Upfront
Date/			Rate		Payments
Payment Frequency			Paid		Paid	Unrealized	Unrealized
(Fixed Rate/Floating Rate)	Notional Amount[2]		(Received)[8]	Value	(Received)	Appreciation[3]	Depreciation[3]
Centrally Cleared (continued):
4 yr IRS 6/21/21-(Semiannually/
Quarterly)		16,500,000	1.25%/(1.642%)	$520,625	$402,282	$118,343	$—
5 yr IRS 4/6/21-(Semiannually/
Quarterly)		5,035,000	1.199%/(1.347%)	155,956	—	155,956	—
5 yr IRS 8/9/21-(Semiannually/
Quarterly)		6,220,000	1.19%/(1.403%)	216,747	—	216,747	—
5 yr IRS 4/27/22-(Semiannually/
Quarterly)		2,005,000	1.975%/(1.374%)	19,945	—	19,945	—
5 yr IRS 6/15/22-(Semiannually/
Quarterly)		1,400,000	2.027%/(1.642%)	11,682	—	11,682	—
5 yr IRS 6/21/22-(Semiannually/
Quarterly)		2,900,000	1.25%/(1.642%)	122,087	101,797	20,290	—
5 yr IRS 8/30/22-(Semiannually/
Quarterly)		3,035,000	1.798%/(1.479%)	57,592	—	57,592	—
5 yr IRS BP0006M10 3/21/23-
Semiannually	GBP	26,700,000	1.00%/(0.576%)	119,015	220,978	—	(101,963)
5 yr MXIBTTIE[11] 9/6/21-(28 days)	MXN	26,200,000	(7.386)%/5.798%	(89,740)	(45,278)	—	(44,462)
5 yr MXIBTTIE[11] 12/3/21-(28 days)	MXN	17,900,000	(7.392)%/7.199%	(20,996)	(15,602)	—	(5,394)
7 yr IRS 12/16/22-(Semiannually/
Quarterly)		42,500,000	2.25%/(1.137%)	(23,284)	275,848	—	(299,132)
7 yr IRS 4/6/23-(Semiannually/
Quarterly)		750,000	1.416%/(1.347%)	31,661	—	31,661	—
7 yr IRS 10/31/24-(Semiannually/
Quarterly)		2,625,000	2.25%/(1.381%)	7,658	—	7,658	—
10 yr IRS 4/5/26-(Semiannually/
Quarterly)		1,490,000	1.687%/(1.343%)	76,837	—	76,837	—
10 yr IRS 6/21/27-(Semiannually/
Quarterly)		4,100,000	1.50%/(1.642%)	318,367	350,821	—	(32,454)
20 yr MXIBTTIE[11] 11/28/36-(28
days)	MXN	14,000,000	(7.611)%/8.28%	8,104	73,425	—	(65,321)
30 yr IRS 6/15/46-(Semiannually/
Quarterly)		16,600,000	2.25%/(1.588%)	137,070	(1,077,939)	1,215,008	—
30 yr IRS 6/15/46-(Semiannually/
Quarterly)		500,000	2.50%/(1.588%)	7,754	(20,181)	27,935	—
30 yr IRS 12/21/46-(Semiannually/
Quarterly)		1,770,000	2.767%/(1.642%)	(73,525)	—	—	(73,525)
30 yr IRS 12/21/46-(Semiannually/
Quarterly)		900,000	2.25%/(1.642%)	62,525	(69,790)	132,315	—
30 yr IRS 1/27/47-(Semiannually/
Quarterly)		440,000	2.661%/(1.374%)	(11,616)	—	—	(11,616)
30 yr IRS 1/30/47-(Semiannually/
Quarterly)		705,000	2.686%/(1.377%)	(22,457)	—	—	(22,457)
FRA IRS 9/19/18-(Maturity)		93,500,000	(0.50)%/1.89%	(8,342)	—	—	(8,342)
FRA IRS 9/19/18-(Maturity)		112,200,000	(0.50)%/1.91%	(4,407)	—	—	(4,407)
FRA IRS 9/19/18-(Maturity)		34,500,000	(0.50)%/1.945%	1,661	—	1,661	—
Total IRS Contracts				$2,780,487	$735,772	$2,761,110	$(716,396)

52 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional amount shown is stated in US dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $13,241.

4Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade is in the CDS market.

5Markit’s Emerging markets CDX Index, or the CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have S&P credit quality rating of CCC and above.

6Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

7An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

8Rate resets based on LIBOR03M.

9Rate resets based on FEDL01.

10Rate resets based on BP006M.

11Rate resets based on MXIBTTIE.

Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
ARS – Argentine Peso
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BAML – Bank of America Merrill Lynch
BBSW3M – Bank Bill Swap 3 Months
BNP – BNP Paribas
BNYM – BNY Mellon
BOBL – Bundesobligationen (German Treasury Medium Term Bonds)
BP0003M – 3 Month Sterling LIBOR Interest Rate
BP0006M – 6 Month Sterling LIBOR Interest Rate
BRL – Brazilian Real
BUXL – inflationsindexierte Bundesanleihen (German Treasury Long Term Bonds)
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Index North America
CNH – Chinese Offshore Renminbi
COF 11 – Cost of Funds for the 11th District of San Francisco
COP – Colombian Peso
CSFB – Credit Suisse First Boston
DB – Deutsche Bank
DIP – Debtor in Possession
EUR – European Monetary Unit
EUR003M – The Euro Interbank Offered Rate 3 Month
FEDL01 – Federal Funds Rate at Maturity
FHAVA – Federal Housing Administration and Veterans Administration
FRA – Forward Rate Agreement
FREMF – Freddie Mac Multifamily
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE – Intercontinental Exchange
IDR – Indonesian Rupiah
INR – Indian Rupee

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 53

Schedule of investments

Optimum Fixed Income Fund (Unaudited)

Summary of abbreviations: (continued)
IRS – Interest Rate Swap
JPMBB – JPMorgan Barclays Bank
JPMC – JPMorgan Chase Bank
JPMDB – JPMorgan Deutsche Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Municipal Bond Insurance Association Group
MSC – Morgan Stanley Capital
MXIBTIIE – Mexico Interbank 28 day
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
O.A.T. – Obligations Assimilables du Tresor (French Treasury Obligation)
OIS – Overnight Indexed Swaps
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SEK – Swedish Krona
SGD – Singapore Dollar
TBA – To be announced
TD – Toronto Dominion Bank
THB – Thailand Baht
TIEE – Banxico – Interbank Equilibrium Interest Rate Banco de Mexico
TRY – Turkish Lira
TWD – Taiwan Dollar
UBS – Union Bank of Switzerland
USBMMY03M – US Treasury 3 Months Bill Money Market Yield
USD – US Dollar
UYU – Uruguayan Peso
yr – Year
ZAR – South African Rand

See accompanying notes.

54 NQ-OPTFI [12/17] 2/18 (421423)

Notes

Optimum Fixed Income Fund
December 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2017.

Security Valuation – Equity securities except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap options contracts (swaptions) and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-OPTFI [12/17] 2/18 (421423) 55

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- &
Mortgage-Backed Securities[1]	$—	$749,055,320	$476,298	$749,531,618
Corporate Debt	—	824,700,791	—	824,700,791
Foreign Debt	—	153,445,773	—	153,445,773
Municipal Bonds	—	20,915,718	—	20,915,718
Loan Agreements[1]	—	70,416,521	3,275,644	73,692,165
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	3,986,766	2,069,106	—	6,055,872
Preferred Stock	—	5,708,500	—	5,708,500
US Treasury Obligations	—	304,811,151	—	304,811,151
Short-Term Investments	—	173,496,648	—	173,496,648
Options Purchased	—	171,419	—	171,419
Total Value of Securities Before
Options Written	$3,986,766	$2,304,790,947	$3,751,942	$2,312,529,655
Liabilities:
Options Written	$—	$(156,457)	$—	$(156,457)

Derivatives[2]
Assets:
Foreign Currency Exchange
Contracts	$—	$194,958	$—	$194,958
Futures Contracts	3,209,515	—	—	3,209,515
Swap Contracts	—	3,944,004	—	3,944,004
Liabilities:
Foreign Currency Exchange
Contracts	—	(1,882,815)	—	(1,882,815)
Futures Contracts	(1,996,180)	—	—	(1,996,180)
Swap Contracts	—	(1,029,288)	—	(1,029,288)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1, Level 2, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset &
Mortgage-Backed Securities	—	99.94%	0.06%	100.00%
Loan Agreements	—	95.55%	4.45%	100.00%
Convertible Preferred Stock	65.83%	34.17%	—	100.00%

2Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

56 NQ-OPTFI [12/17] 2/18 (421423)

(Unaudited)

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in these tables.

During the period ended Dec. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 investments since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTFI [12/17] 2/18 (421423) 57

Schedule of investments

Optimum International Fund
December 31, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.87%Δ
Australia – 1.76%
BHP Billiton ADR *	64,505	$2,966,585
Qantas Airways	1,582,213	6,203,934
South32	895,818	2,428,158
		11,598,677
Austria – 2.58%
Erste Group Bank *†	102,880	4,458,366
Raiffeisen Bank
International †	61,546	2,230,148
Schoeller-Bleckmann Oilfield
Equipment *†	43,595	4,446,134
voestalpine *	97,762	5,836,687
		16,971,335
Bermuda – 0.81%
Everest Re Group	23,929	5,294,531
		5,294,531
Brazil – 1.65%
Banco Bradesco ADR	483,005	4,945,971
JBS	369,900	1,093,943
Magazine Luiza	199,600	4,827,081
		10,866,995
Canada – 3.94%
Bank of Montreal	17,000	1,360,406
Canadian Imperial Bank of
Commerce	75,907	7,399,876
Magna International Class A	90,268	5,115,905
Power Corp. of Canada	41,474	1,068,030
Pure Industrial Real Estate
Trust	123,313	664,144
Rogers Communications Class B	56,927	2,899,292
Rogers Communications Class B	19,500	993,616
Royal Bank of Canada	52,034	4,249,236
Stars Group †	89,400	2,080,310
Tourmaline Oil †	6,200	112,360
		25,943,175
China/Hong Kong – 7.66%
Anhui Conch Cement	920,000	4,318,235
ASM Pacific Technology	146,700	2,035,175
BYD Class H *	473,500	4,113,532
BYD Electronic International	267,500	580,233
China Construction Bank	815,000	750,250
China Life Insurance Class H	1,710,000	5,332,658
CK Asset Holdings	472,500	4,118,863
CK Hutchison Holdings	273,000	3,420,772
CLP Holdings	889,500	9,102,379
Hang Seng Bank	43,300	1,074,227
HKT Trust & HKT	964,000	1,228,929
Li & Fung	4,392,000	2,406,632
Shanghai Fosun
Pharmaceutical Group
Class H	1,049,000	6,733,439
Sun Hung Kai Properties	145,000	2,414,113
Wharf Holdings	269,000	927,644
Wharf Real Estate
Investment †	269,000	1,790,384
		50,347,465
Colombia – 0.60%
Bancolombia ADR	99,940	3,963,620
		3,963,620
Czech Republic – 0.39%
Komercni banka	59,575	2,559,941
		2,559,941
Denmark – 1.05%
H. Lundbeck	136,375	6,915,715
		6,915,715
France – 5.66%
Aeroports de Paris	3,469	659,627
Air France-KLM †	163,515	2,656,146
BioMerieux	9,998	895,161
Bouygues	17,533	909,747
Derichebourg	87,294	952,977
Eramet †	18,759	2,224,048
Ipsen	44,679	5,317,757
IPSOS	23,199	854,532
LVMH Moet Hennessy Louis
Vuitton	2,297	674,182
Peugeot	46,622	946,951
Publicis Groupe	73,416	4,976,670
Safran	58,218	6,004,932
Societe Generale	72,787	3,752,573
Sodexo	42,616	5,713,043
Thales	6,070	653,252
		37,191,598
Germany – 4.43%
Continental	21,367	5,745,162
Deutsche Lufthansa	315,133	11,572,856
Merck	22,214	2,384,380
Siltronic †	20,907	3,022,573
Suedzucker	58,820	1,273,260

(continues)      NQ-OPTIE [12/17] 2/18 (421373) 1

Schedule of investments

Optimum International Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
Germany (continued)
TUI	82,466	$1,692,824
Vonovia	69,341	3,435,660
		29,126,715
India – 2.91%
ICICI Bank ADR	620,656	6,038,983
Rain Industries	376,346	2,176,594
South Indian Bank	4,253,356	2,062,466
SpiceJet †	393,285	897,106
Tata Steel	72,979	835,728
Yes Bank	1,445,790	7,123,073
		19,133,950
Indonesia – 1.92%
Barito Pacific †	21,765,000	3,625,495
Delta Dunia Makmur †	38,784,100	2,043,901
Indofood Sukses Makmur	3,908,800	2,196,764
Telekomunikasi Indonesia
Persero	14,595,000	4,776,849
		12,643,009
Ireland – 1.90%
ICON †	111,631	12,519,417
		12,519,417
Israel – 3.53%
Bank Hapoalim	1,155,160	8,483,232
Bank Leumi Le-Israel	1,262,147	7,597,116
Check Point Software
Technologies †	44,559	4,617,204
Tower Semiconductor †	73,596	2,508,152
		23,205,704
Italy – 1.46%
Gefran	63,514	756,357
La Doria	45,778	900,207
Prysmian	178,201	5,806,703
Recordati	47,876	2,127,586
		9,590,853
Japan – 18.52%
ANA Holdings	121,000	5,047,700
Asahi Glass	131,800	5,696,981
Astellas Pharma	291,100	3,697,923
Benesse Holdings	26,400	928,854
Daito Trust Construction	26,300	5,358,130
Daiwa House Industry	222,200	8,520,790
Denso	124,400	7,452,652
Fujitsu	1,078,000	7,642,516
Furukawa Electric	37,600	1,848,643
Geo Holdings	54,900	1,061,762
Hitachi	583,000	4,523,031
Kansai Electric Power	167,200	2,044,862
Kirin Holdings	277,600	6,995,914
Konami Holdings	71,000	3,904,448
Medipal Holdings	151,100	2,950,017
Miraca Holdings	14,600	622,764
Mixi	122,300	5,477,567
Morinaga Milk Industry	19,400	878,101
Nichiha	22,800	953,079
Nippon Telegraph &
Telephone	196,700	9,247,675
NTT DOCOMO	26,800	633,659
Rohto Pharmaceutical	136,000	3,617,051
Secom	72,800	5,492,244
Shikoku Electric Power	68,200	742,369
Shinmaywa Industries	110,000	1,045,987
Sumitomo Dainippon Pharma	387,500	5,736,232
Suzuken	88,500	3,633,488
Taisei	33,800	1,680,905
T-Gaia	78,900	1,830,886
Tokyo Electric Power
Holdings †	1,815,100	7,163,608
Toray Industries	573,200	5,395,137
		121,824,975
Mexico – 0.61%
Grupo Financiero Banorte	734,200	4,030,119
		4,030,119
Netherlands – 5.37%
ASR Nederland	20,503	844,044
Core Laboratories *	52,796	5,783,802
Heineken	56,338	5,873,083
Koninklijke Ahold Delhaize	155,283	3,413,584
Royal Dutch Shell ADR	14,497	967,095
Royal Dutch Shell Class A	553,267	18,437,655
		35,319,263
New Zealand – 1.53%
a2 Milk †	1,015,702	5,840,856
Air New Zealand	265,927	601,195
Spark New Zealand	509,211	1,309,987
Xero Private Placement	104,850	2,340,677
		10,092,715
Norway – 2.75%
DNB	399,151	7,388,850
Norsk Hydro	691,318	5,240,752
Statoil ADR *	254,814	5,458,116
		18,087,718

2 NQ-OPTIE [12/17] 2/18 (421373)

(Unaudited)

	Number of	Value
	shares	(US $)
Common StockΔ (continued)
Republic of Korea – 3.09%
Hyundai Mobis †	16,694	$4,101,184
Samsung Electronics	5,502	13,072,264
SK Hynix	44,781	3,180,630
		20,354,078
Singapore – 1.42%
DBS Group Holdings	278,000	5,141,966
United Industrial	1,053,000	2,606,026
United Overseas Bank	80,000	1,577,041
		9,325,033
South Africa – 0.15%
Investec	134,079	971,036
		971,036
Spain – 1.79%
Amadeus IT Group	115,793	8,332,755
Atlantica Yield	162,511	3,446,858
		11,779,613
Sweden – 0.96%
Arjo Class B *†	124,650	355,726
G5 Entertainment	49,155	1,902,762
Getinge Class B	278,591	4,039,771
		6,298,259
Switzerland – 5.51%
Allreal Holding †	7,743	1,309,504
Bucher Industries Class REG	1,813	736,773
Coca-Cola HBC †	24,130	788,415
Credit Suisse Group ADR	302,984	5,408,264
Ferrexpo	1,036,110	4,100,187
Lonza Group †	2,840	765,966
Nestle	20,574	1,768,876
Novartis ADR	82,590	6,934,256
Roche Holding	27,215	6,881,459
STMicroelectronics	120,211	2,622,289
Straumann Holding Class R	2,259	1,593,611
Swiss Life Holding †	8,137	2,876,219
Zehnder Group	11,237	460,689
		36,246,508
Taiwan – 2.48%
Advanced Semiconductor
Engineering	3,615,343	4,627,751
Hon Hai Precision Industry	1,682,500	5,349,659
Taiwan Semiconductor
Manufacturing	825,000	6,317,087
		16,294,497
Thailand – 2.32%
Bangkok Bank NVDR	119,400	740,068
Indorama Ventures	848,000	1,383,411
IRPC GDR	4,722,200	1,021,525
Krung Thai Bank NVDR	3,976,500	2,337,485
PTT Exploration & Production
NVDR	911,700	2,794,009
PTT Global Chemical	401,200	1,045,670
PTT Global Chemical GDR	416,400	1,085,287
PTT NVDR	238,000	3,207,344
Thai Oil NVDR	276,600	878,432
Thanachart Capital GDR	435,300	750,743
		15,243,974
Turkey – 0.48%
Akbank Turk	1,212,999	3,147,974
		3,147,974
United Kingdom – 8.51%
AstraZeneca ADR	132,089	4,583,488
Barclays	2,070,195	5,666,892
Debenhams	1,293,595	606,925
Diageo	201,892	7,400,222
Ferroglobe	132,723	2,150,113
GlaxoSmithKline	124,069	2,197,162
HSBC Holdings	590,670	6,100,482
Indivior †	377,052	2,070,592
Investec	112,822	812,347
ITV	1,599,807	3,574,766
Kingfisher	441,931	2,014,965
Legal & General Group	380,148	1,399,546
RELX	208,015	4,781,106
Rio Tinto ADR *	92,672	4,905,129
Shire	126,153	6,537,390
Smith & Nephew	66,299	1,147,179
		55,948,304
United States – 1.13%
Carnival	106,967	7,099,400
Project Star =π†	142	244,812
Project Star Series G =π†	47	99,051
		7,443,263
Total Common Stock
(cost $537,738,902)		650,280,029

	Principal
	amount°
Short-Term Investments – 0.73%
Discount Notes – 0.08%≠
Federal Home Loan Bank
1.176% 1/26/18	250,578	250,365
(continues)     NQ-OPTIE [12/17] 2/18 (421373) 3

Schedule of investments

Optimum International Fund (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
1.211% 2/5/18	198,872	$198,626
1.235% 2/8/18	75,073	74,972
		523,963
Repurchase Agreements – 0.54%
Bank of America Merrill Lynch
1.33%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price $888,990
(collateralized by US
government obligations
0.75%–3.00%
10/31/18–5/15/47; market
value $906,636)	888,859	888,859
Bank of Montreal
1.20%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price
$2,222,444 (collateralized
by US government
obligations 1.00%–3.75%
6/30/19–8/15/45; market
value $2,266,591)	2,222,147	2,222,147
BNP Paribas
1.33%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price $421,506
(collateralized by US
government obligations
0.00%–2.00%
12/31/21–6/30/44; market
value $429,873)	421,444	421,444
		3,532,450
US Treasury Obligations – 0.11%
US Cash Management Bill
0.333% 1/2/18	510,682	510,682
US Treasury Bill 0.883%
1/11/18	221,772	221,707
		732,389
Total Short-Term
Investments
(cost $4,788,776)		4,788,802
Total Value of Securities
Before Securities Lending
Collateral – 99.60%
(cost $542,527,678)		655,068,831

Securities Lending Collateral – 2.16%
Certificates of Deposit – 0.33% ≠
Australia & New Zealand
Banking Group (London)
1.44% 1/2/18	62,000	62,000
Bank of Nova Scotia (Toronto)
1.32% 1/2/18	110,000	110,000
Canadian Imperial Bank of
Commerce (Cayman)
1.33% 1/2/18	639,000	639,000
National Australia Bank
(Cayman) 1.30% 1/2/18	338,000	338,000
Northern Trust Company
(Cayman) 1.25% 1/2/18	639,000	639,000
Royal Bank of Canada
(Toronto) 1.35% 1/2/18	375,000	375,000
		2,163,000
Repurchase Agreements – 1.49%
Bank of Montreal
1.35%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price
$3,206,552 (collateralized
by US government
obligations
0.000%–2.625%
2/15/18–9/9/49; market
value $3,270,203)	3,206,071	3,206,071
Credit Agricole
1.38%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price
$3,305,889 (collateralized
by US government
obligations
0.000%–8.000%
12/31/17–7/31/22; market
value $3,371,490)	3,305,382	3,305,382
JP Morgan Securities
1.41%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price
$3,305,900 (collateralized
by US government
obligations
0.125%–1.375%
4/15/18–7/15/20; market
value $3,371,697)	3,305,382	3,305,382
		9,816,835
Short-Term Floating Rate Notes – 0.34%
Australia & New Zealand
Banking Group
1.55% 9/5/18	310,000	309,866

4 NQ-OPTIE [12/17] 2/18 (421373)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Securities Lending Collateral (continued)
Short-Term Floating Rate Notes (continued)
Australia & New Zealand
Banking Group
1.56% 9/7/18	267,000	$266,863
Bank of Nova Scotia
(Houston)
1.59% (LIBOR01M +
0.20%) 7/6/18 ●	223,000	222,969
1.67% (LIBOR03M +
0.18%) 3/2/18 ●	305,000	305,091
CommonWealth Bank
Australia 1.90% 2/15/18 ●	276,000	276,155
National Australia Bank
1.94% 2/23/18	301,000	301,178
Royal Bank of Canada (New
York) 1.81% (LIBOR03M +
0.32%) 3/16/18 ●	264,000	264,153
Wells Fargo Bank 1.62%
(LIBOR01M + 0.22%)
10/5/18 ●	273,000	272,991
		2,219,266

Total Securities Lending
Collateral
(cost $14,198,835)		14,199,101

Total Value of
Securities – 101.76%
(cost $556,726,513)		669,267,932 ■
Obligation to Return
Securities Lending
Collateral – (2.16%)		(14,184,697)
Receivables and Other
Assets Net of
Liabilities – 0.40%		2,592,158
Net Assets Applicable to
45,313,428 Shares
Outstanding – 100.00%		$657,675,393
____________________

*	Fully or partially on loan.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $15,487,368 of securities loaned.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
π

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Dec. 31, 2017, the aggregate value of restricted securities was $343,863, which represented 0.05% of the Fund’s net assets. See the table below for additional details on restricted securities.

†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at Dec. 31, 2017. For securities based on a published reference rate and spread,the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Project Star	5/7/14	$999,482	$244,812
Project Star Series G	10/29/14	396,443	99,051
Total		$1,395,925	$343,863

The following foreign currency exchange contracts were outstanding at Dec. 31, 2017:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BBH	SEK	(167,330)	USD	20,281	1/2/18	$(122)
BNYM	BRL	50,778	USD	(15,397)	1/2/18	(96)
BNYM	BRL	143,466	USD	(43,493)	1/3/18	(267)
Total Foreign Currency Exchange Contracts						$(485)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

(continues)     NQ-OPTIE [12/17] 2/18 (421373) 5

Schedule of investments

Optimum International Fund (Unaudited)

Summary of abbreviations:
ADR – American Depositary Receipt
BBH – Brown Brothers Harriman & Co.
BRL – Brazilian Real
BNYM – Bank of New York Mellon
GDR – Global Depository Receipt
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
NVDR – Non-Voting Depositary Receipt
SEK – Swedish Krona
USD – US Dollar

See accompanying notes.

6 NQ-OPTIE [12/17] 2/18 (421373)

Notes

Optimum International Fund
December 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2017.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value (NAV) per share, as reported by the underlying investment company. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-OPTIE [12/17] 2/18 (421373) 7

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2017:

	Optimum International Fund
Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Australia	$2,966,585	$8,632,092	$—	$11,598,677
Austria	6,676,282	10,295,053	—	16,971,335
Bermuda	5,294,531	—	—	5,294,531
Brazil	10,866,995	—	—	10,866,995
Canada	25,943,175	—	—	25,943,175
China/Hong Kong	18,855,131	31,492,334	—	50,347,465
Colombia	3,963,620	—	—	3,963,620
Czech Republic	2,559,941	—	—	2,559,941
Denmark	—	6,915,715	—	6,915,715
France	—	37,191,598	—	37,191,598
Germany	—	29,126,715	—	29,126,715
India	6,038,983	13,094,967	—	19,133,950
Indonesia	7,866,160	4,776,849	—	12,643,009
Ireland	12,519,417	—	—	12,519,417
Israel	7,125,356	16,080,348	—	23,205,704
Italy	756,357	8,834,496	—	9,590,853
Japan	878,101	120,946,874	—	121,824,975
Mexico	4,030,119	—	—	4,030,119
Netherlands	12,623,980	22,695,283	—	35,319,263
New Zealand	4,251,859	5,840,856	—	10,092,715
Norway	5,458,116	12,629,602	—	18,087,718
Republic of Korea	4,101,184	16,252,894	—	20,354,078
Singapore	2,606,026	6,719,007	—	9,325,033
South Africa	—	971,036	—	971,036
Spain	3,446,858	8,332,755	—	11,779,613
Sweden	4,395,497	1,902,762	—	6,298,259
Switzerland	19,738,088	16,508,420	—	36,246,508
Taiwan	—	16,294,497	—	16,294,497
Thailand	2,640,025	12,603,949	—	15,243,974
Turkey	—	3,147,974	—	3,147,974
United Kingdom	17,835,386	38,112,918	—	55,948,304
United States	7,099,400	—	343,863	7,443,263
Short-Term Investments	—	4,788,802	—	4,788,802
Securities Lending Collateral	—	14,199,101	—	14,199,101
Total Value of Securities	$200,537,172	$468,386,897	$343,863	$669,267,932
Derivatives:[1]
Liabilities:
Foreign Currency Exchange Contracts	—	(485)	—	(485)

As a result of utilizing international fair value pricing at Dec. 31, 2017, a portion of the Fund’s common stock investments were categorized as Level 2.

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

8 NQ-OPTIE [12/17] 2/18 (421373)

(Unaudited)

During the period ended Dec. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

(continues)     NQ-OPTIE [12/17] 2/18 (421373) 9

Schedule of investments

Optimum Large Cap Growth Fund
December 31, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.53%✧
Consumer Discretionary – 16.19%
Amazon.com †	83,179	$97,275,345
Aptiv	34,200	2,901,186
Caesars Entertainment †	396,790	5,019,394
Chipotle Mexican Grill †	25,500	7,370,265
Comcast Class A	493,510	19,765,076
Dollar General	38,000	3,534,380
Dollarama	26,375	3,295,301
Ferrari (Italy)	57,658	6,044,865
Flipkart Limited =π†	1,281	105,988
Flipkart Limited Series A =π†	437	36,157
Flipkart Limited Series C =π†	771	63,792
Flipkart Limited Series E =π†	1,433	118,564
Flipkart Limited Series G =π†	6,017	676,640
Flipkart Limited Series H =π†	5,840	780,010
Home Depot	135,900	25,757,127
Marriott International Class A	17,804	2,416,537
MGM Resorts International	65,370	2,182,704
Netflix †	41,400	7,947,144
NIKE Class B	45,800	2,864,790
Priceline Group †	19,150	33,277,721
Restaurant Brands
International (Canada)	77,552	4,767,897
Tesla †	34,541	10,754,340
Walt Disney	157,700	16,954,327
Yum China Holdings	377,200	15,095,544
Yum! Brands	82,600	6,740,986
		275,746,080
Consumer Staples – 4.96%
Anheuser-Busch InBev ADR	131,200	14,636,672
British American Tobacco
(United Kingdom)	72,792	4,920,651
Coca-Cola	340,500	15,622,140
Costco Wholesale	73,040	13,594,205
CVS Health	181,900	13,187,750
Kraft Heinz	31,400	2,441,664
McCormick Class N/V	80,200	8,173,182
Philip Morris International	112,517	11,887,421
		84,463,685
Energy – 1.82%
Pioneer Natural Resources	79,200	13,689,720
Schlumberger	257,300	17,339,447
		31,029,167
Financials – 6.09%
American Express	147,200	14,618,432
BlackRock	40,800	20,959,368
Charles Schwab	317,400	16,304,838
Chubb (Switzerland)	47,600	6,955,788
First Republic Bank	32,601	2,824,551
Intercontinental Exchange	108,700	7,669,872
JPMorgan Chase & Co.	87,900	9,400,026
Morgan Stanley	217,300	11,401,731
State Street	42,500	4,148,425
TD Ameritrade Holding	184,723	9,444,887
WeWork Companies =π†	881	38,374
		103,766,292
Healthcare – 16.75%
Aetna	7,375	1,330,376
Alexion Pharmaceuticals †	188,389	22,529,440
Alnylam Pharmaceuticals †	29,136	3,701,729
Anthem	41,900	9,427,919
Becton Dickinson and Co.	67,613	14,473,239
Biogen †	79,541	25,339,376
Celgene †	251,690	26,266,368
Centene †	37,805	3,813,768
Cigna	44,285	8,993,841
Danaher	41,900	3,889,158
DENTSPLY SIRONA	207,400	13,653,142
Humana	15,074	3,739,407
Incyte †	47,800	4,527,138
Intuitive Surgical †	33,000	12,043,020
Johnson & Johnson	95,200	13,301,344
Merck & Co.	40,300	2,267,681
Regeneron Pharmaceuticals †	29,040	10,917,878
Stryker	85,400	13,223,336
Thermo Fisher Scientific	82,600	15,684,088
UnitedHealth Group	198,700	43,805,402
Vertex Pharmaceuticals †	86,848	13,015,041
Zoetis	269,200	19,393,168
		285,335,859
Industrials – 9.02%
Acuity Brands	45,355	7,982,480
American Airlines Group	220,500	11,472,615
Boeing	77,918	22,978,797
Equifax	56,905	6,710,238
Fortive	92,000	6,656,200
Fortune Brands Home &
Security	67,044	4,588,491
Honeywell International	175,200	26,868,672
Illinois Tool Works	39,700	6,623,945
Rockwell Collins	61,140	8,291,807
Roper Technologies	30,985	8,025,115
TransUnion †	111,617	6,134,470
United Continental Holdings †	58,343	3,932,318
United Parcel Service Class B	131,700	15,692,055

(continues)     NQ-OPTLG [12/17] 2/18 (421386) 1

Schedule of investments

Optimum Large Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock✧ (continued)
Industrials (continued)
Wabtec	36,691	$2,987,748
WW Grainger	61,800	14,600,250
		153,545,201
Information Technology – 39.00%
Adobe Systems †	124,200	21,764,808
Akamai Technologies †	311,900	20,285,976
Alibaba Group Holding ADR †	140,133	24,163,133
Alphabet Class A †	39,600	41,714,640
Alphabet Class C †	49,410	51,702,624
Apple	417,621	70,674,002
ASML Holding (Netherlands)	15,400	2,676,828
Dropbox Class A =π†	61,727	722,823
eBay †	203,300	7,672,542
Electronic Arts †	74,200	7,795,452
Facebook Class A †	329,904	58,214,860
Fidelity National Information
Services	67,300	6,332,257
Fiserv †	52,594	6,896,651
Intuit	75,099	11,849,120
Mastercard Class A	112,000	16,952,320
Microsoft	815,100	69,723,654
Oracle	279,340	13,207,195
Palo Alto Networks †	90,600	13,131,564
PayPal Holdings †	406,752	29,945,082
Red Hat †	189,100	22,710,910
salesforce.com †	108,600	11,102,178
ServiceNow †	54,574	7,115,904
Splunk †	155,900	12,914,756
Symantec	388,282	10,895,193
Tencent Holdings (China)
(Hong Kong Exchange)	211,200	10,931,280
Texas Instruments	147,900	15,446,676
Vantiv Class A †	114,600	8,428,830
Visa Class A	439,400	50,100,388
VMware Class A †	197,027	24,691,424
Workday Class A †	64,468	6,558,974
Xilinx	116,809	7,875,263
		664,197,307
Materials – 2.04%
Ecolab	113,600	15,242,848
Monsanto	78,390	9,154,384
Praxair	66,530	10,290,860
		34,688,092
Real Estate – 1.51%
American Tower	52,000	7,418,840
Crown Castle International	151,521	16,820,346
Equinix	3,355	1,520,553
		25,759,739
Telecommunication Services – 0.26%
T-Mobile US †	70,400	4,471,104
		4,471,104
Utilities – 0.89%
American Water Works	49,500	4,528,755
NextEra Energy	41,200	6,435,028
Sempra Energy	38,562	4,123,049
		15,086,832
Total Common Stock
(cost $1,326,824,995)		1,678,089,358

Convertible Preferred Stock – 0.53%
Airbnb Private Placement
Series D =π†	23,130	2,707,368
Series E =π†	13,611	1,593,168
Magic Leap =π†	43,435	1,114,108
Uber Technologies
Series G =π†	34,197	1,120,073
WeWork Companies
Series E =π†	22,244	968,893
Xiaoju Kuaizhi (China) =π†	32,416	1,568,464
Total Convertible Preferred
Stock (cost $6,497,745)		9,072,074

	Principal
	Amount°
Convertible Bond – 0.12%
Caesars Entertainment
5.00% maturity date
10/1/24	1,045,509	2,027,634
Total Convertible Bond (cost $1,917,955)		2,027,634

Short-Term Investments – 0.85%
Repurchase Agreements – 0.85%
Bank of America Merrill Lynch
1.33%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price
$3,653,636 (collateralized
by US government
obligations
0.75%–3.00% 10/31/
18–5/15/47; market value
$3,726,159)	3,653,096	3,653,096

2 NQ-OPTLG [12/17] 2/18 (421386)

(Unaudited)

	Principal	Value
	Amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
1.20%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price
$9,133,957 (collateralized
by US government
obligations 1.00%–3.75%
6/30/19–8/15/45; market
value $9,315,398)	9,132,739	$9,132,739
BNP Paribas
1.33%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price
$1,732,335 (collateralized
by US government
obligations 0.00%–2.00%
12/31/21–6/30/44; market
value $1,766,723)	1,732,079	1,732,079
		14,517,914
Total Short-Term
Investments
(cost $14,517,914)		14,517,914

Total Value of
Securities – 100.03%
(cost $1,349,758,609)		1,703,706,980
Liabilities Net of
Receivables and Other
Assets – (0.03%)		(461,686)
Net Assets Applicable to
96,372,134 Shares
Outstanding – 100.00%		$1,703,245,294
_________________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Dec. 31, 2017, the aggregate value of restricted securities was $11,614,422, which represented 0.53% of the Fund’s net assets. table below for additional details on restricted securities.
†	Non-income producing security.

Restricted securities

Investment	Date of Acquisition	Cost	Value
Airbnb Private
Placement
Series D	4/16/14	$941,692	$2,707,368
Airbnb Private
Placement
Series E	7/14/15	1,267,108	1,593,168
Dropbox Class A	11/7/14	1,179,060	722,823
Flipkart Limited	3/19/15	146,033	105,988
Flipkart Limited
Series A	3/19/15	49,818	36,157
Flipkart Limited
Series C	3/19/15	87,894	63,792
Flipkart Limited
Series E	3/19/15	163,361	118,564
Flipkart Limited
Series G	12/17/14	720,596	676,640
Flipkart Limited
Series H	4/17/15	830,682	780,010
Magic Leap	1/20/16	1,000,438	1,114,108
Uber
Technologies
Series G	12/3/15	1,667,863	1,120,073
WeWork
Companies	6/23/15	28,976	38,374
WeWork
Companies
Series E	6/23/15	731,596	968,893
Xiaoju Kuaizhi
(China)	10/19/15	889,048	1,568,464
Total		$9,704,165	$11,614,422

ADR – American Depositary Receipt

See accompanying notes.

(continues)     NQ-OPTLG [12/17] 2/18 (421386) 3

Notes

Optimum Large Cap Growth Fund
December 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-OPTLG [12/17] 2/18 (421386)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Consumer Discretionary	$273,964,929	$—	$1,781,151	$275,746,080
Consumer Staples	79,543,034	4,920,651	—	84,463,685
Energy	31,029,167	—	—	31,029,167
Financials	103,727,918	—	38,374	103,766,292
Healthcare	285,335,859	—	—	285,335,859
Industrials	153,545,201	—	—	153,545,201
Information Technology	652,543,204	10,931,280	722,823	664,197,307
Materials	34,688,092	—	—	34,688,092
Real Estate	25,759,739	—	—	25,759,739
Telecommunication Services	4,471,104	—	—	4,471,104
Utilities	15,086,832	—	—	15,086,832
Convertible Preferred Stock	—	—	9,072,074	9,072,074
Corporate Debt	—	2,027,634	—	2,027,634
Short-Term Investments	—	14,517,914	—	14,517,914
Total Value of Securities	$1,659,695,079	$32,397,479	$11,614,422	$1,703,706,980

As a result of utilizing international fair value pricing at Dec. 31, 2017, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended Dec. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the treshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2017 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-OPTLG [12/17] 2/18 (421386) 5

Schedule of investments

Optimum Large Cap Value Fund
December 31, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.39%✧
Consumer Discretionary – 6.15%
Advance Auto Parts	8,712	$868,499
Aptiv	75,162	6,375,992
BorgWarner	172,661	8,821,250
CBS Class B	120,477	7,108,143
Comcast Class A Special	579,292	23,200,645
Delphi Technologies †	25,054	1,314,583
Hanesbrands	159,426	3,333,598
Harley-Davidson	23,393	1,190,236
Hasbro	15,634	1,420,974
Home Depot	44,605	8,453,986
Interpublic Group of Cos	244,050	4,920,048
Newell Brands	72,130	2,228,817
NIKE Class B	26,039	1,628,739
Omnicom Group	119,608	8,711,051
PVH	47,591	6,529,961
Time Warner	13,853	1,267,134
Walt Disney	46,566	5,006,311
		92,379,967
Consumer Staples – 8.33%
Altria Group	46,599	3,327,635
Archer-Daniels-Midland	75,990	3,045,679
Coty Class A	179,304	3,566,357
CVS Health	44,043	3,193,117
Danone (France)	42,815	3,587,508
Diageo (United Kingdom)	243,114	8,911,189
General Mills	176,008	10,435,514
Hershey	54,955	6,237,942
JM Smucker	23,618	2,934,300
Nestle (Switzerland)	139,791	12,018,708
PepsiCo	140,904	16,897,208
Philip Morris International	217,658	22,995,568
Procter & Gamble	147,645	13,565,623
Reckitt Benckiser Group (United Kingdom)	43,740	4,080,657
Tyson Foods Class A	125,815	10,199,822
		124,996,827
Energy – 7.66%
Chevron	197,231	24,691,349
ConocoPhillips	215,183	11,811,395
Energen †	108,500	6,246,345
EOG Resources	189,879	20,489,843
Exxon Mobil	248,529	20,786,966
Halliburton	134,314	6,563,925
Marathon Petroleum	93,367	6,160,355
Occidental Petroleum	77,817	5,732,000
Schlumberger	185,732	12,516,479
		114,998,657
Financials – 28.27%
Allstate	120,279	12,594,414
American Express	174,310	17,310,726
Ameriprise Financial	49,819	8,442,826
Aon (United Kingdom)	93,754	12,563,036
Bank of America	937,992	27,689,524
Bank of New York Mellon	156,667	8,438,085
Berkshire Hathaway Class B †	26,110	5,175,524
BlackRock	16,044	8,241,963
Chubb (Switzerland)	197,875	28,915,474
Citigroup	235,280	17,507,185
Discover Financial Services	152,781	11,751,914
E*TRADE Financial †	150,801	7,475,206
Franklin Resources	63,081	2,733,300
Goldman Sachs Group	73,759	18,790,843
Huntington Bancshares	811,728	11,818,760
Intercontinental Exchange	123,055	8,682,761
JPMorgan Chase & Co.	634,707	67,875,566
MetLife	178,895	9,044,931
Moody’s	32,210	4,754,518
Morgan Stanley	153,339	8,045,697
Nasdaq	91,748	7,048,999
PNC Financial Services Group	76,876	11,092,438
Prudential Financial	39,786	4,574,594
State Street	201,385	19,657,190
SunTrust Banks	225,982	14,596,177
T Rowe Price Group	33,609	3,526,592
Travelers	107,854	14,629,317
US Bancorp	307,523	16,477,082
Wells Fargo & Co.	574,278	34,841,446
		424,296,088
Healthcare – 14.97%
Abbott Laboratories	182,007	10,387,139
AbbVie	100,122	9,682,799
Allergan	40,668	6,652,471
Amgen	34,268	5,959,205
Biogen †	18,982	6,047,096
Celgene †	58,535	6,108,713
Cigna	24,323	4,939,758
Danaher	173,932	16,144,368
Eli Lilly & Co.	54,962	4,642,090
Express Scripts Holding †	50,195	3,746,555
Gilead Sciences	119,717	8,576,526
Hill-Rom Holdings	52,865	4,455,991
Johnson & Johnson	309,667	43,266,673
McKesson	35,284	5,502,540
Medtronic (Ireland)	288,254	23,276,511

(continues)     NQ-OPTLV [12/17] 2/18 (421404) 1

Schedule of investments

Optimum Large Cap Value Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock✧ (continued)
Healthcare (continued)
Merck & Co.	102,457	$5,765,255
Novartis (Switzerland)	20,063	1,688,352
Pfizer	810,721	29,364,315
Roche Holding (Switzerland)	5,705	1,442,540
Thermo Fisher Scientific	86,167	16,361,390
UnitedHealth Group	48,408	10,672,028
		224,682,315
Industrials – 13.49%
3M	42,477	9,997,811
Canadian National Railway (Canada)	50,471	4,163,857
Cummins	31,296	5,528,125
Deere	36,435	5,702,442
Delta Air Lines	169,736	9,505,216
Eaton	91,103	7,198,048
Equifax	33,190	3,913,765
HD Supply Holdings †	35,975	1,440,079
Honeywell International	143,952	22,076,479
Illinois Tool Works	42,119	7,027,555
Ingersoll-Rand	46,984	4,190,503
Johnson Controls International	353,008	13,453,135
Lockheed Martin	15,017	4,821,208
Northrop Grumman	77,295	23,722,608
Parker-Hannifin	64,673	12,907,437
Quanta Services †	204,011	7,978,870
Raytheon	52,499	9,861,937
Stanley Black & Decker	97,790	16,593,985
Union Pacific	46,208	6,196,493
United Parcel Service Class B	43,931	5,234,379
United Technologies	67,573	8,620,288
Waste Management	142,362	12,285,841
		202,420,061
Information Technology – 7.99%
Accenture Class A (Ireland)	147,373	22,561,333
Amdocs	27,109	1,775,097
Analog Devices	21,161	1,883,964
Cisco Systems	241,895	9,264,579
Cognizant Technology Solutions Class A	29,818	2,117,674
DXC Technology	25,407	2,411,124
eBay †	204,986	7,736,172
Fidelity National Information Services	79,568	7,486,553
Fiserv †	39,778	5,216,089
International Business Machines	19,531	2,996,446
Microsoft	110,446	9,447,551
ON Semiconductor †	466,707	9,772,845
Oracle	342,680	16,201,910
QUALCOMM	162,614	10,410,548
Texas Instruments	102,176	10,671,261
		119,953,146
Materials – 3.87%
Crown Holdings †	57,782	3,250,237
DowDuPont	201,538	14,353,536
Monsanto	23,166	2,705,325
Nucor	76,250	4,847,975
PPG Industries	123,974	14,482,643
Sherwin-Williams	15,823	6,488,063
Westlake Chemical	79,108	8,427,375
WestRock	57,001	3,603,033
		58,158,187
Real Estate – 1.68%
Equity LifeStyle Properties	86,579	7,707,263
Highwoods Properties	98,433	5,011,224
Prologis	151,613	9,780,555
Public Storage	13,094	2,736,646
		25,235,688
Telecommunication Services – 2.46%
AT&T	512,010	19,906,949
Verizon Communications	321,432	17,013,396
		36,920,345
Utilities – 3.52%
American Electric Power	118,539	8,720,914
DTE Energy	63,576	6,959,029
Duke Energy	114,847	9,659,781
Public Service Enterprise Group	194,602	10,022,003
Southern	63,426	3,050,156
Xcel Energy	300,078	14,436,753
		52,848,636

Total Common Stock
(cost $1,158,010,868)		1,476,889,917

2 NQ-OPTLV [12/17] 2/18 (421404)

(Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments – 1.30%
Discount Notes – 0.40%≠
Federal Home Loan Bank
1.176% 1/26/18	2,321,350	$2,319,370
1.211% 2/5/18	1,842,341	1,840,062
1.235% 2/8/18	1,808,114	1,805,680
		5,965,112
Repurchase Agreements – 0.34%
Bank of America Merrill Lynch
1.33%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price
$1,284,173 (collateralized
by US government
obligations
0.75%–3.00% 10/31/
18–5/15/47; market value
$1,309,663)	1,283,983	1,283,983
Bank of Montreal
1.20%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price
$3,210,385 (collateralized
by US government
obligations 1.00%–3.75%
6/30/19–8/15/45; market
value $3,274,158)	3,209,957	3,209,957
BNP Paribas
1.33%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price $608,878
(collateralized by US
government obligations
0.00%–2.00%
12/31/21–6/30/44;
market value $620,964)	608,788	608,788
		5,102,728
US Treasury Obligations – 0.56%≠
US Cash Management Bill
0.333% 1/2/18	6,213,137	6,213,137
US Treasury Bill
0.883% 1/11/18	2,257,594	2,256,932
		8,470,069
Total Short-Term
Investments
(cost $19,537,605)		19,537,909
Total Value of
Securities – 99.69%
(cost $1,177,548,473)		1,496,427,826
Receivables and Other
Assets Net of
Liabilities – 0.31%		4,606,426
Net Assets Applicable to
91,857,376 Shares
Outstanding – 100.00%		$1,501,034,252
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

NQ-OPTLV [12/17] 2/18 (421404) 3

Notes

Optimum Large Cap Value Fund
December 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 -

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

4 NQ-OPTLV [12/17] 2/18 (421404)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock
Consumer Discretionary	$92,379,967	$—	$92,379,967
Consumer Staples	96,398,765	28,598,062	124,996,827
Energy	114,998,657	—	114,998,657
Financials	424,296,088	—	424,296,088
Healthcare	221,551,423	3,130,892	224,682,315
Industrials	202,420,061	—	202,420,061
Information Technology	119,953,146	—	119,953,146
Materials	58,158,187	—	58,158,187
Real Estate	25,235,688	—	25,235,688
Telecommunication Services	36,920,345	—	36,920,345
Utilities	52,848,636	—	52,848,636
Short-Term Investments	—	19,537,909	19,537,909
Total Value of Securities	$1,445,160,963	$51,266,863	$1,496,427,826

During the period ended Dec. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at Dec. 31, 2017. The Fund’s policy is to recognize transfers based on fair value between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the net assets. During the period ended Dec. 31, 2017, there were no Level 3 investments.

3 Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-OPTLV [12/17] 2/18 (421404) 5

Schedule of investments

Optimum Small-Mid Cap Growth Fund
December 31, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 96.96%✧
Consumer Discretionary – 16.78%
At Home Group †	53,771	$1,634,101
BorgWarner	62,330	3,184,440
Burlington Stores †	21,983	2,704,568
Chegg †	232,556	3,795,314
Darden Restaurants	21,217	2,037,256
Del Taco Restaurants †	63,545	770,165
Dick’s Sporting Goods	28,049	806,128
DR Horton	104,429	5,333,189
Eldorado Resorts †	62,507	2,072,107
Extended Stay America	120,872	2,296,568
Floor & Decor Holdings
Class A †	29,440	1,433,139
Fox Factory Holding †	42,441	1,648,833
G-III Apparel Group †	178,756	6,594,309
Guess	187,739	3,169,034
Houghton Mifflin Harcourt †	96,827	900,491
IMAX (Canada) †	53,737	1,244,012
International Game
Technology	112,588	2,984,708
Lions Gate Entertainment
Class A †	27,861	941,980
Lions Gate Entertainment
Class B †	35,194	1,117,058
Lululemon Athletica
(Canada) †	25,079	1,970,959
Lumber Liquidators
Holdings †	41,254	1,294,963
Media General CVR	49,291	0
Melco Resorts &
Entertainment ADR	133,011	3,862,639
Mohawk Industries †	12,661	3,493,170
Monro	27,890	1,588,335
Norwegian Cruise Line
Holdings †	95,443	5,082,340
Party City Holdco †	117,598	1,640,492
Polaris Industries	25,105	3,112,769
Skechers U.S.A. Class A †	101,085	3,825,056
Tractor Supply	15,273	1,141,657
Vail Resorts	17,429	3,703,140
Wynn Resorts	27,630	4,658,142
Yum China Holdings (China)	75,947	3,039,399
Zoe’s Kitchen †	66,957	1,119,521
		84,199,982
Consumer Staples – 1.67%
Central Garden & Pet
Class A †	70,678	2,665,267
Inter Parfums	59,689	2,593,487
Performance Food Group †	94,776	3,137,086
		8,395,840
Energy – 1.88%
Diamondback Energy †	61,713	7,791,266
GasLog (Monaco)	73,633	1,638,334
		9,429,600
Financials – 10.25%
Argo Group International
Holdings (Bermuda)	44,188	2,724,190
Comerica	69,050	5,994,231
E*TRADE Financial †	109,912	5,448,338
East West Bancorp	59,743	3,634,167
Essent Group †	67,228	2,919,040
Evercore Class A	33,343	3,000,870
Radian Group	152,291	3,138,717
Santander Consumer USA
Holdings	180,904	3,368,432
ServisFirst Bancshares	41,154	1,707,891
Signature Bank †	6,358	872,699
Sterling Bancorp †	60,807	772,249
Stifel Financial	45,539	2,712,303
SVB Financial Group †	26,518	6,199,113
Virtu Financial Class A	105,896	1,937,897
Virtus Investment Partners	14,799	1,702,625
Zions Bancorporation	104,138	5,293,334
		51,426,096
Healthcare – 14.56%
Aerie Pharmaceuticals †	52,620	3,144,045
Alnylam Pharmaceuticals †	11,790	1,497,919
AMN Healthcare Services †	38,074	1,875,145
AngioDynamics †	44,569	741,182
athenahealth †	11,596	1,542,732
AtriCure †	100,056	1,825,021
Bioverativ †	27,771	1,497,412
Bluebird Bio †	19,102	3,402,066
Cerus †	234,499	792,607
DexCom †	23,443	1,345,394
Emergent BioSolutions †	29,727	1,381,414
Epizyme †	40,485	508,087
Esperion Therapeutics †	20,711	1,363,612
Evolent Health Class A †	133,141	1,637,634
Flexion Therapeutics †	53,767	1,346,326
Foundation Medicine †	22,808	1,555,506
Galapagos ADR †	9,600	900,096
Glaukos †	50,530	1,296,095
HealthEquity †	62,791	2,929,828
ICON (Ireland) †	24,860	2,788,049

(continues)      NQ-OPTSG [12/17] 2/18 (421414) 1

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock✧ (continued)
Healthcare (continued)
Inogen †	17,552	$2,090,092
Insulet †	29,469	2,033,361
Intercept Pharmaceuticals †	9,768	570,647
Intrexon †	40,231	463,461
K2M Group Holdings †	72,718	1,308,924
Medidata Solutions †	23,351	1,479,753
Nektar Therapeutics †	32,946	1,967,535
Neurocrine Biosciences †	26,497	2,055,902
Nevro †	33,760	2,330,790
Novocure (United Kingdom) †	70,066	1,415,333
Optinose †	27,096	512,114
Pacira Pharmaceuticals †	29,519	1,347,542
Tabula Rasa HealthCare †	26,302	737,771
Tactile Systems Technology †	49,003	1,420,107
Teladoc †	181,022	6,308,617
TESARO †	11,530	955,491
Vocera Communications †	177,748	5,371,545
WellCare Health Plans †	27,342	5,498,750
Wright Medical Group
(Netherlands) †	80,573	1,788,721
		73,026,626
Industrials – 15.92%
AMETEK	85,490	6,195,460
AO Smith	45,992	2,818,390
Apogee Enterprises	14,023	641,272
Brink’s	55,270	4,349,749
Copart †	86,461	3,734,251
Dycom Industries †	13,266	1,478,230
EnPro Industries	28,739	2,687,384
Gardner Denver Holdings †	80,638	2,736,047
Genesee & Wyoming †	29,887	2,353,003
Granite Construction	43,891	2,784,006
Hub Group Class A †	32,256	1,545,062
JELD-WEN Holding †	36,583	1,440,273
John Bean Technologies	19,881	2,202,815
KAR Auction Services	43,440	2,194,154
Kennametal	38,172	1,847,906
Knight-Swift Transportation
Holdings	47,105	2,059,431
Kratos Defense & Security
Solutions †	136,463	1,445,143
Masonite International †	22,484	1,667,189
Middleby †	25,308	3,415,315
NCI Building Systems †	83,875	1,618,787
On Assignment †	94,710	6,087,012
Owens Corning	30,418	2,796,631
PGT Innovations †	92,895	1,565,281
REV Group	67,222	2,186,732
RPX	78,396	1,053,642
Schneider National Class B	90,135	2,574,256
SPX †	69,154	2,170,744
Terex	56,565	2,727,564
TransUnion †	50,002	2,748,110
Wabash National	74,184	1,609,793
WABCO Holdings †	35,763	5,131,991
		79,865,623
Information Technology – 29.08%
2U †	118,897	7,670,045
Acxiom †	99,252	2,735,385
Atlassian (Australia) †	46,295	2,107,348
Axcelis Technologies †	67,258	1,930,305
Benefitfocus †	52,445	1,416,015
Cadence Design Systems †	80,768	3,377,718
Ciena †	104,790	2,193,255
Cloudera †	97,115	1,604,340
Cognex	48,644	2,975,067
Coherent †	6,829	1,927,280
Cornerstone OnDemand †	47,804	1,688,915
CoStar Group †	10,589	3,144,404
Cree †	42,087	1,563,111
CyberArk Software (Israel) †	32,460	1,343,519
Cypress Semiconductor	203,872	3,107,009
First Solar †	28,773	1,942,753
Five9 †	108,920	2,709,930
FLIR Systems	65,080	3,034,030
FormFactor †	159,393	2,494,500
GrubHub †	57,292	4,113,566
Hortonworks †	70,009	1,407,881
IAC/InterActiveCorp †	22,764	2,783,582
IPG Photonics †	17,446	3,735,712
Microsemi †	58,905	3,042,443
Mimecast †	204,778	5,870,985
MKS Instruments	40,178	3,796,821
Nanometrics †	49,711	1,238,798
New Relic †	34,519	1,994,163
Nuance Communications †	120,928	1,977,173
Okta †	25,474	652,389
OSI Systems †	22,673	1,459,688
PTC †	56,030	3,404,943
RealPage †	69,062	3,059,447
RingCentral Class A †	73,402	3,552,657
ServiceNow †	20,292	2,645,874
Shopify Class A (Canada) †	35,215	3,556,715
Silicon Motion Technology
ADR	30,617	1,621,476
Splunk †	24,455	2,025,852

2 NQ-OPTSG [12/17] 2/18 (421414)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock✧ (continued)
Information Technology (continued)
Square Class A †	91,219	$3,162,563
SS&C Technologies Holdings	117,009	4,736,524
Take-Two Interactive
Software †	12,747	1,399,366
Talend ADR †	36,691	1,375,179
Tech Data †	24,327	2,383,316
Teradyne	212,837	8,911,485
Trimble †	97,970	3,981,501
Ultimate Software Group †	8,239	1,797,997
Universal Display	66,811	11,534,919
Zebra Technologies †	34,826	3,614,939
Zendesk †	61,623	2,085,322
		145,888,205
Materials – 6.23%
Boise Cascade	71,088	2,836,411
Carpenter Technology	38,335	1,954,702
Celanese Class A	20,080	2,150,166
Chemours	77,935	3,901,426
FMC	83,104	7,866,625
KMG Chemicals	21,997	1,453,562
Olin	38,813	1,380,966
Orion Engineered Carbons
(Luxembourg)	61,730	1,580,288
Steel Dynamics	122,233	5,271,909
US Concrete †	34,007	2,844,686
		31,240,741
Real Estate – 0.59%
QTS Realty Trust Class A	55,000	2,978,800
		2,978,800
Total Common Stock
(cost $373,352,940)		486,451,513

Convertible Preferred Stock – 1.04%
DocuSign
Series B =π†	1,166	26,270
Series B-1 =π†	349	7,863
Series C =π†	4,474	100,799
Series D =π†	838	18,880
Series E =π†	21,664	488,090
Draftkings
Series D =π†	83,551	322,506
Series D-1 =π†	100,509	387,963
Honest=π†	15,249	702,064
MarkLogic=π†	83,588	735,574
Nutanixπ†	40,185	1,417,727
Veracode Series 8=π†	30,584	140,075
Zuora=π†	209,844	849,868
Total Convertible Preferred
Stock (cost $4,098,729)		5,197,679

	Principal
	amount°
Short-Term Investments – 1.89%
Discount Notes – 0.52%≠
Federal Home Loan Bank
1.176% 1/26/18	995,482	994,633
1.211% 2/5/18	790,065	789,088
1.235% 2/8/18	834,346	833,223
		2,616,944
Repurchase Agreements – 0.49%
Bank of America Merrill Lynch
1.33%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price $621,323
(collateralized by US
government obligations
0.75%–3.00% 10/31/
18–5/15/47; market value
$633,656)	621,231	621,231
Bank of Montreal
1.20%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price
$1,553,285 (collateralized
by US government
obligations 1.00%–3.75%
6/30/19–8/15/45; market
value $1,584,140)	1,553,078	1,553,078
BNP Paribas
1.33%, dated 12/29/17, to
be repurchased on 1/2/18,
repurchase price $294,594
(collateralized by US
government obligations
0.00%–2.00%
12/31/21–6/30/44; market
value $300,442)	294,551	294,551
		2,468,860

(continues)     NQ-OPTSG [12/17] 2/18 (421414) 3

Schedule of investments

Optimum Small-Mid Cap Growth Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
US Treasury Obligations – 0.88%≠
US Cash Management Bill
0.333% 1/2/18	3,303,721	$3,303,721
US Treasury Bill 0.883%
1/11/18	1,092,295	1,091,975
		4,395,696
Total Short-Term
Investments
(cost $9,481,351)		9,481,500
Total Value of
Securities – 99.89%
(cost $386,933,020)		501,130,692
Receivables and Other
Assets Net of
Liabilities – 0.11%		553,570
Net Assets Applicable to
31,798,667 Shares
Outstanding – 100.00%		$501,684,262
____________________

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Dec. 31, 2017, the aggregate value of restricted securities was $5,197,679, which represented 1.04% of the Fund’s net assets. See table below for additional details on restricted securities.
†	Non-income producing security.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
DocuSign Series B	2/28/14	$15,312	$26,270
DocuSign Series B-1	2/28/14	4,583	7,863
DocuSign Series C	4/30/15	85,423	100,799
DocuSign Series D	2/28/14	11,005	18,880
DocuSign Series E	2/28/14	284,500	488,090
DraftKings Series D	7/16/15	160,994	170,179
DraftKings Series D	7/17/15	11,634	12,298
DraftKings Series D	8/11/15	132,472	140,029
DraftKings Series D-1	8/11/15	346,062	345,422
DraftKings Series D-1	8/18/15	42,620	42,541
Honest	8/3/15	697,718	702,064
MarkLogic	4/27/15	970,808	735,574
Nutanix	8/25/14	538,338	1,417,727
Veracode Series 8	6/14/17	—	140,075
Zuora	1/15/15	797,260	849,868
Total		$4,098,729	$5,197,679

Summary of Abbreviations:
ADR – American Depositary Receipt
CVR – Contingent Voting Rights

See accompanying notes.

4 NQ-OPTSG [12/17] 2/18 (421414)

Notes

Optimum Small-Mid Cap Growth Fund
December 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2017.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 -

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs). (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 -	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-OPTSG [12/17] 2/18 (421414) 5

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock	$486,451,513	$—	$—	$486,451,513
Convertible Preferred Stock[1]	1,417,727	—	3,779,952	5,197,679
Short-Term Investments	—	9,481,500	—	9,481,500
Total Value of Securities	$487,869,240	$9,481,500	$3,779,952	$501,130,692

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 3	Level 3	Total
Convertible Preferred Stock	27.28%	—	72.72%	100.00%

During the period ended Dec. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at Dec. 31, 2017. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

Convertible
Preferred
Stock
Beginning balance March 31, 2017	$4,584,960
Sales	(1,065,862)
Net realized gain	501,100
Transfers into Level 3	693,782
Transfers out of Level 3	(1,134,120)
Net change in unrealized
appreciation (depreciation)	200,092
Ending balance Dec. 31, 2017	$3,779,952
Net change in unrealized appreciation
from investments still held at the
end of the period	$96,174

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6 NQ-OPTSG [12/17] 2/18 (421414)

Schedule of investments

Optimum Small-Mid Cap Value Fund
December 31, 2017 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 98.71%
Consumer Discretionary – 10.70%
AMC Networks Class A †	19,000	$1,027,520
American Eagle Outfitters	62,200	1,169,360
Bed Bath & Beyond	23,600	518,964
Bloomin’ Brands	72,500	1,547,150
BorgWarner	30,000	1,532,700
Brinker International	33,200	1,289,488
Cable One	5,502	3,869,832
Carriage Services	30,300	779,013
Children’s Place	7,100	1,031,985
Columbia Sportswear	31,900	2,292,972
Cooper-Standard Holdings †	17,300	2,119,250
Goodyear Tire & Rubber	70,000	2,261,700
Hanesbrands	154,675	3,234,254
Harley-Davidson	28,800	1,465,344
Haverty Furniture	43,900	994,335
Helen of Troy †	32,260	3,108,251
KB Home	50,600	1,616,670
Kohl’s	36,100	1,957,703
Lear	11,700	2,066,922
Marcus	30,500	834,175
Michael Kors Holdings (United Kingdom) †	15,000	944,250
Murphy USA †	16,500	1,325,940
Office Depot	174,900	619,146
Penske Automotive Group	19,700	942,645
PulteGroup	53,000	1,762,250
Scripps Networks Interactive Class A	12,800	1,092,864
Shoe Carnival	31,500	842,625
Sonic Automotive Class A	76,300	1,407,735
Tenneco	26,400	1,545,456
Unifi †	14,500	520,115
Whirlpool	5,200	876,928
Wyndham Worldwide	24,229	2,807,414
		49,404,956
Consumer Staples – 4.60%
Bunge	20,500	1,375,140
Dean Foods	87,300	1,009,188
Edgewell Personal Care †	23,800	1,413,482
Energizer Holdings	91,529	4,391,561
Ingles Markets Class A	35,400	1,224,840
Ingredion	9,300	1,300,140
J&J Snack Foods	23,024	3,495,734
Nomad Foods (United Kingdom) †	127,900	2,162,789
Pilgrim’s Pride †	59,400	1,844,964
Sanderson Farms	17,400	2,414,772
SUPERVALU †	17,800	384,480
Universal	400	21,000
Weis Markets	5,100	211,089
		21,249,179
Energy – 4.78%
Andeavor	7,000	800,380
Carrizo Oil & Gas †	48,200	1,025,696
Centennial Resource Development Class A †	108,303	2,144,399
Diamond Offshore Drilling †	42,600	791,934
Diamondback Energy †	39,542	4,992,177
McDermott International †	140,000	921,200
Murphy Oil	28,700	891,135
Par Pacific Holdings †	51,000	983,280
Parsley Energy Class A †	125,500	3,694,720
PBF Energy	25,600	907,520
RSP Permian †	120,300	4,893,804
		22,046,245
Financials – 23.60%
Ally Financial	39,800	1,160,568
American Financial Group	11,800	1,280,772
Annaly Capital Management	139,300	1,656,277
Apollo Commercial Real Estate Finance	77,600	1,431,720
Ares Capital	56,000	880,320
Arthur J. Gallagher & Co.	73,000	4,619,440
Assurant	14,900	1,502,516
Assured Guaranty (Bermuda)	34,400	1,165,128
Banco Latinoamericano de Comercio Exterior (Panama)	32,105	863,625
Berkshire Hills Bancorp	44,099	1,614,023
Blackstone Mortgage Trust	41,500	1,335,470
Central Pacific Financial	34,200	1,020,186
Chemical Financial	95,626	5,113,122
CIT Group	61,800	3,042,414
CNA Financial	60,200	3,193,610
CNO Financial Group	127,400	3,145,506
Customers Bancorp †	37,700	979,823
Everest Re Group (Bermuda)	25,115	5,556,945
First Busey	45,200	1,353,288
Great Western Bancorp	52,600	2,093,480
Hancock Holding	19,200	950,400
Hanmi Financial	47,900	1,453,765
HCI Group	17,300	517,270
Heritage Insurance Holdings	32,300	582,046
Home BancShares	221,750	5,155,687

(continues)     NQ-OPTSV [12/17] 2/18 (421223) 1

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Financials (continued)
International Bancshares	26,600	$1,056,020
Kemper	55,200	3,803,280
Lazard Class A	39,600	2,079,000
Legg Mason	24,200	1,015,916
MGIC Investment †	107,200	1,512,592
New Mountain Finance	71,900	974,245
Oaktree Specialty Lending	4,294	20,998
Old National Bancorp	86,500	1,509,425
Piper Jaffray	9,900	853,875
Prospect Capital	160,841	1,084,068
Radian Group	69,500	1,432,395
Reinsurance Group of America	21,200	3,305,716
Renasant	70,450	2,880,701
South State	28,250	2,461,988
Starwood Property Trust	81,600	1,742,160
TCF Financial	163,600	3,353,800
TriCo Bancshares	45,200	1,711,272
Universal Insurance Holdings	41,300	1,129,555
Unum Group	75,700	4,155,173
Validus Holdings (Bermuda)	19,500	914,940
Washington Federal	43,100	1,476,175
Western Alliance Bancorp †	96,800	5,480,816
Wintrust Financial	66,200	5,452,894
Zions Bancorporation	154,193	7,837,631
		108,912,036
Healthcare – 5.66%
Centene †	16,400	1,654,432
Cooper	11,735	2,556,822
Integer Holdings †	24,100	1,091,730
Lannett †	44,200	1,025,440
LifePoint Health †	24,900	1,240,020
Mallinckrodt †	41,000	924,960
Owens & Minor	32,200	607,936
PerkinElmer	56,700	4,145,904
Premier Class A †	61,250	1,787,888
Quest Diagnostics	11,600	1,142,484
STERIS (United Kingdom)	34,410	3,009,843
Sucampo Pharmaceuticals Class A †	67,400	1,209,830
Teleflex	17,935	4,462,587
United Therapeutics †	8,600	1,272,370
		26,132,246
Industrials – 15.30%
ACCO Brands †	146,000	1,781,200
Aircastle	55,700	1,302,823
Alaska Air Group	43,550	3,201,361
Albany International	28,175	1,731,354
Allison Transmission Holdings	30,800	1,326,556
Briggs & Stratton	39,700	1,007,189
Chicago Bridge & Iron (Netherlands)	29,200	471,288
Comfort Systems USA	56,488	2,465,701
Crane	8,400	749,448
Curtiss-Wright	37,580	4,579,123
Deluxe	29,800	2,289,832
Ennis	45,800	950,350
GATX	20,400	1,268,064
Gibraltar Industries †	65,900	2,174,700
Hawaiian Holdings	37,700	1,502,345
Herman Miller	46,400	1,858,320
Hubbell	29,165	3,947,191
Huntington Ingalls Industries	19,670	4,636,219
Interface	42,370	1,065,605
ITT	31,330	1,672,082
JetBlue Airways †	69,200	1,545,928
Middleby †	25,450	3,434,477
Moog Class A †	19,600	1,702,260
Oshkosh	24,800	2,254,072
Owens Corning	22,400	2,059,456
Pentair (United Kingdom)	42,855	3,026,420
Pitney Bowes	45,300	506,454
Regal Beloit	10,900	834,940
Ryder System	31,700	2,668,189
Spirit AeroSystems Holdings Class A	51,200	4,467,200
Timken	24,600	1,209,090
Trinity Industries	50,400	1,887,984
Wabash National	130,500	2,831,850
Woodward	28,656	2,193,330
		70,602,401
Information Technology – 10.95%
Akamai Technologies †	12,900	839,016
Amdocs	30,850	2,020,058
Arrow Electronics †	11,500	924,715
Avnet	44,000	1,743,280
Booz Allen Hamilton Holding	93,849	3,578,462
Cirrus Logic †	27,400	1,420,964
Coherent †	3,825	1,079,491
Convergys	31,400	737,900
CSG Systems International	18,200	797,524
Flex †	139,500	2,509,605
FLIR Systems	49,857	2,324,333
Genpact	66,200	2,101,188
j2 Global	21,090	1,582,383
2 NQ-OPTSV [12/17] 2/18 (421223)

(Unaudited)

	Number of	Value
	shares	(US $)
Common Stock (continued)
Information Technology (continued)
Jabil	43,700	$1,147,125
Juniper Networks	80,500	2,294,250
Littelfuse	18,500	3,659,670
Methode Electronics	64,800	2,598,480
MKS Instruments	23,650	2,234,925
NCR †	67,500	2,294,325
ON Semiconductor †	111,200	2,328,528
OSI Systems †	55,751	3,589,249
Plantronics	27,500	1,385,450
Sanmina †	59,300	1,956,900
Tech Data †	23,100	2,263,107
Teradyne	28,900	1,210,043
TTM Technologies †	60,000	940,200
Western Union	51,400	977,114
		50,538,285
Materials – 7.98%
Albemarle	32,907	4,208,476
Cabot	26,400	1,625,976
Celanese Class A	19,000	2,034,520
Clearwater Paper †	25,400	1,153,160
Domtar	45,500	2,253,160
Eagle Materials	46,900	5,313,770
Eastman Chemical	15,700	1,454,448
KapStone Paper & Packaging	92,900	2,107,901
Owens-Illinois †	45,000	997,650
Packaging Corp. of America	10,300	1,241,665
PolyOne	62,404	2,714,574
Reliance Steel & Aluminum	21,500	1,844,485
Schweitzer-Mauduit International	32,700	1,483,272
Sensient Technologies	26,125	1,911,044
Stepan	26,600	2,100,602
Summit Materials Class A †	67,106	2,109,813
Trinseo	31,700	2,301,420
		36,855,936
Real Estate – 10.35%
Alexandria Real Estate Equities	38,042	4,967,905
Brandywine Realty Trust	200,200	3,641,638
CBL & Associates Properties	63,700	360,542
City Office REIT (Canada)	41,300	537,313
DDR	101,300	907,648
Franklin Street Properties	86,312	926,991
Getty Realty	44,591	1,211,092
Government Properties Income Trust	37,700	698,958
Highwoods Properties	41,685	2,122,183
Hospitality Properties Trust	104,300	3,113,355
Hudson Pacific Properties	105,700	3,620,225
Independence Realty Trust	57,800	583,202
InfraREIT †	58,000	1,077,640
LaSalle Hotel Properties	27,000	757,890
Lexington Realty Trust	201,200	1,941,580
Mack-Cali Realty	69,300	1,494,108
Medical Properties Trust	157,100	2,164,838
One Liberty Properties	51,900	1,345,248
Physicians Realty Trust	141,250	2,541,087
Piedmont Office Realty Trust	58,900	1,155,029
Preferred Apartment Communities	33,100	670,275
Select Income REIT	88,800	2,231,544
Senior Housing Properties Trust	123,300	2,361,195
STAG Industrial	149,495	4,085,698
Summit Hotel Properties	63,000	959,490
VEREIT	128,600	1,001,794
Xenia Hotels & Resorts	60,500	1,306,195
		47,784,663
Telecommunication Services – 0.99%
Iridium Communications †	96,600	1,139,880
magicJack VocalTec (Israel) †	87,700	741,065
Zayo Group Holdings †	72,825	2,679,960
		4,560,905
Utilities – 3.80%
AES	97,300	1,053,759
ALLETE	45,274	3,366,575
Alliant Energy	102,632	4,373,150
CenterPoint Energy	49,000	1,389,640
IDACORP	45,275	4,136,324
OGE Energy	98,000	3,225,180
		17,544,628
Total Common Stock
(cost $362,247,619)		455,631,480

	Principal
	amount°
Short-Term Investments – 1.39%
Discount Notes – 0.25%≠
Federal Home Loan Bank
1.176% 1/26/18	426,017	425,652
1.211% 2/5/18	338,109	337,691
1.235% 2/8/18	376,757	376,250
		1,139,593

(continues)     NQ-OPTSV [12/17] 2/18 (421223) 3

Schedule of investments

Optimum Small-Mid Cap Value Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements – 0.76%
Bank of America Merrill Lynch 1.33%, dated 12/29/17, to be repurchased on 1/2/18, repurchase price $889,551 (collateralized by US government obligations 0.75%–3.00% 10/31/ 18–5/15/47; market value $907,208)	889,420	$889,420
Bank of Montreal 1.20%, dated 12/29/17, to be repurchased on 1/2/18, repurchase price $2,223,846 (collateralized by US government obligations 1.00%–3.75% 6/30/19–8/15/45; market value $2,268,021)	2,223,550	2,223,550
BNP Paribas 1.33%, dated 12/29/17, to be repurchased on 1/2/18, repurchase price $421,772 (collateralized by US government obligations 0.00%–2.00% 12/31/21–6/30/44; market value $430,144)	421,710	421,710
		3,534,680
US Treasury Obligations – 0.38%≠
US Cash Management Bill 0.333% 1/2/18	1,295,856	1,295,856
US Treasury Bill 0.883% 1/11/18	443,544	443,414
		1,739,270
Total Short-Term
Investments
(cost $6,413,481)		6,413,543
Total Value of
Securities – 100.10%
(cost $368,661,100)		462,045,023
Liabilities Net of
Receivables and Other
Assets – (0.10%)		(480,461)
Net Assets Applicable to
31,331,556 Shares
Outstanding – 100.00%		$461,564,562
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

REIT – Real Estate Investment Trust

See accompanying notes.

4 NQ-OPTSV [12/17] 2/18 (421223)

Notes

Optimum Small-Mid Cap Value Fund
December 31, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2017.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

(continues)     NQ-OPTSV [12/17] 2/18 (421223) 5

(Unaudited)

2. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$455,631,480	$—	$455,631,480
Short-Term Investments	—	6,413,543	6,413,543
Total Value of Securities	$455,631,480	$6,413,543	$462,045,023

During the period ended Dec. 31, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. International fair value pricing was not utilized at Dec 31, 2017. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Dec 31, 2017, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2017 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

6 NQ-OPTSV [12/17] 2/18 (421223)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: